UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23738
Capital Group Fixed Income ETF Trust
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Troy S. Tanner
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Core Bond ETF
CGCB
for the six months ended June 30, 2024
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Core Bond ETF for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCB	$ 13	0.27%*

*Annualized
Key fund statistics
Fund net assets (in thousands)	$658,261
Total number of portfolio holdings	369
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	56%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-312-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Core Plus Income ETF
CGCP
for the six months ended June 30, 2024
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Core Plus Income ETF for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCP	$ 17	0.34%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$2,522
Total number of portfolio holdings	986
Portfolio turnover rate including mortgage dollar roll transactions	276%
Portfolio turnover rate excluding mortgage dollar roll transactions	54%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-306-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group International Bond ETF (USD-Hedged)
CGIB
for the six months ended June 30, 2024
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group International Bond ETF (USD-Hedged) for the period from June 25, 2024, commencement of operations, to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGIB	$ 0 1,2	0.45% 3

1
Amount less than $1.
2
Based on operations for the period from June 25, 2024 to June 30, 2024. Expenses for the full 6 months would be higher.
3
Annualized.
Key fund statistics
Fund net assets (in thousands)	$49,325
Total number of portfolio holdings	137
Portfolio turnover rate	70%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-321-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Municipal Income ETF
CGMU
for the six months ended June 30, 2024
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Municipal Income ETF for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMU	$ 13	0.27%*

*Annualized
Key fund statistics
Fund net assets (in thousands)	$789,525
Total number of portfolio holdings	796
Portfolio turnover rate	8%
Portfolio quality summary
*
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.
Availability of additional info
rma
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-309-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Municipal High-Income ETF
CGHM
for the six months ended June 30, 2024
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Municipal High-Income ETF for the period from June 25, 2024, commencement of operations, to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGHM	$ 0 1,2	0.34% 3

1
Amount less than $1.
2
Based on operations for the period from June 25, 2024 to June 30, 2024. Expenses for the full 6 months would be higher.
3
Annualized.
Key fund statistics
Fund net assets (in thousands)	$20,045
Total number of portfolio holdings	55
Portfolio turnover rate	3%
Portfolio quality summary
*
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your doc um
ents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-322-0824 © 2024 Capital Group. All rights reserved.

SEMI
-ANNUAL SHAREHOLDER REPORT
Capital Group Short Duration Income ETF
CGSD
for the six months ended June 30, 2024
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Short Duration Income ETF for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGSD	$13	0.25% *

*Annualized
Key fund statistics
Fund net assets (in thousands)	$556,991
Total number of portfolio holdings	624
Portfolio turnover rate including mortgage dollar roll transactions	109%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-307-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Short Duration Municipal Income ETF
CGSM
for
the
six
months ended June 30, 2024
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Short Duration Municipal Income ETF for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGSM	$13	0.25% *

*Annualized
Key fund statistics
Fund net assets (in thousands)	$53,992
Total number of portfolio holdings	129
Portfolio turnover rate	21%
Portfolio quality summary
*
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would
prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-313-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Ultra Short Income ETF
CGUI
for the six months ended June 30, 2024
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Ultra Short Income ETF for the period from June 25, 2024, commencement of operations, to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGUI	$ 0 1,2	0.18% 3

1
Amount less than $1.
2
Based on operations for the period from June 25, 2024 to June 30, 2024. Expenses for the full 6 months would be higher.
3
Annualized.

Key fund statistics
Fund net assets (in thousands)	$30,025
Total number of portfolio holdings	170
Portfolio turnover rate	1%
Portfolio holdings by asset type
 (percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-320-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group U.S. Multi-Sector Income ETF
CGMS
for the six months ended June 30, 2024
Stock
Exchange
:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group U.S. Multi-Sector Income ETF for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMS	$20	0.39% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$896
Total number of portfolio holdings	1,018
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. ETMXSRX-308-0824 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable for filing of semi-annual reports to shareholders.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Fixed Income ETF Trust
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2024
Lit. No. ETGEFP2-350-0824 © 2024 Capital Group. All rights reserved.

Capital Group Core Bond ETFunaudited
Investment portfolio June 30, 2024

Bonds, notes & other debt instruments 97.40%		Principal amount (000)	Value (000)
Mortgage-backed obligations 41.35%
Federal agency mortgage-backed obligations 30.63%
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052	USD2,778	$2,180
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	641	503
	Fannie Mae Pool #FS1598 2.00% 4/1/2052	1,971	1,544
	Fannie Mae Pool #MA4577 2.00% 4/1/2052	1,200	941
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	1,150	942
	Fannie Mae Pool #MA4743 2.50% 8/1/2052[1]	1,752	1,433
	Fannie Mae Pool #MA4768 2.50% 9/1/2052[1]	2,278	1,864
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	272	268
	Fannie Mae Pool #BY0943 4.00% 4/1/2053[1]	855	783
	Fannie Mae Pool #MA5027 4.00% 5/1/2053	249	228
	Fannie Mae Pool #MA5177 4.00% 10/1/2053	991	907
	Fannie Mae Pool #MA5163 4.50% 10/1/2053[1]	1,005	947
	Fannie Mae Pool #MA5207 4.00% 11/1/2053	37	34
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	479	482
	Fannie Mae Pool #MA5274 7.00% 2/1/2054	325	335
	Fannie Mae Pool #MA5341 4.00% 4/1/2054	562	514
	Fannie Mae Pool #DB3607 4.00% 5/1/2054	250	229
	Fannie Mae Pool #CB8755 6.00% 6/1/2054	813	819
	Fannie Mae Pool #BF0765 3.50% 9/1/2063	12,908	11,249
	Freddie Mac Pool #QD1841 2.00% 11/1/2051	3,553	2,788
	Freddie Mac Pool #SD8199 2.00% 3/1/2052	2,747	2,154
	Freddie Mac Pool #QD8010 2.00% 3/1/2052	1,001	786
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	3,089	2,423
	Freddie Mac Pool #QE0312 2.00% 4/1/2052	1,003	787
	Freddie Mac Pool #SD8225 3.00% 7/1/2052	3,487	2,971
	Freddie Mac Pool #SD3117 4.00% 7/1/2052	2,234	2,049
	Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]	162	132
	Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	816	747
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	2,620	2,231
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	1,066	1,052
	Freddie Mac Pool #SD8388 3.50% 10/1/2053[1]	1,008	893
	Freddie Mac Pool #SD8379 4.00% 10/1/2053	986	903
	Freddie Mac Pool #SD4977 5.00% 11/1/2053	5,755	5,565
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	1,274	1,257
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	263	228
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	262	230
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	282	245
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	268	233
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1]	21,655	16,940
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[1]	26,662	21,774
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[1]	13,070	11,120
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1]	2,551	2,258
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[1]	7,970	7,293
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[1]	20,269	19,111
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[1]	15,280	14,769
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[1]	6,202	6,117
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1]	23,810	23,880
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1]	24,038	24,468
			201,606

Collateralized mortgage-backed obligations (privately originated) 6.93%
	BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, 3.25% 10/25/2063[1,2,3]	5,000	4,522
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,2,3]	500	476
	Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1, 3.00% 5/25/2034[1,2,3]	2,100	1,904
	Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034[1,2,3]	1,064	1,021
	Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1, (30-day Average USD-SOFR + 2.95%) 8.285% 6/25/2042[1,2,3]	105	108

1	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[1,2,3]	USD282	$290
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[1,2,3]	411	422
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.385% 1/25/2044[1,2,3]	139	139
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.435% 2/25/2044[1,2,3]	168	168
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 6.324% 5/25/2044[1,2,3]	280	280
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[1,2,3]	386	387
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.685% 2/25/2044[1,2,3]	482	486
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.535% 5/25/2044[1,2,3]	1,828	1,832
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.585% 5/25/2044[1,2,3]	1,624	1,631
	GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[1,2,4]	244	245
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,2,4]	466	467
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,2,4]	744	705
	JP Morgan Mortgage Trust, Series 2016-3, Class B2, 3.29% 10/25/2046[1,2,3]	309	289
	JP Morgan Mortgage Trust, Series 2017-1, Class B2, 3.449% 1/25/2047[1,2,3]	437	384
	JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.272% 12/25/2049[1,2,3]	1,127	1,018
	Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060 (7.25% on 5/28/2024)[1,2,4]	1,086	1,090
	Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 7.25% 5/25/2060 (7.25% on 4/25/2024)[1,2,4]	1,508	1,530
	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.65% 11/25/2060 (4.65% on 8/25/2024)[1,2,4]	1,953	1,906
	Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 4.892% 10/25/2066[1,2,4]	2,393	2,354
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,4]	343	334
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,2,4]	2,956	2,987
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,2,3]	150	138
	Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037[1,2]	1,123	1,075
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.564% 3/25/2053[1,2,3]	295	286
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,2,4]	401	401
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.601% 4/25/2053[1,2,3]	650	624
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,2,4]	1,968	1,921
	Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[1,2,4]	323	323
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,2,4]	391	391
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,2,4]	554	557
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064[1,2,4]	4,226	4,249
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,2]	391	362
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,2]	154	142
	Progress Residential Trust, Series 2024-SFR1, Class D, 3.75% 2/17/2041[1,2]	300	271
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,2]	546	500
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,2,3]	313	282
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.097% 6/17/2041 (3.00% on 7/1/2024)[1,2]	1,968	1,773

Capital Group Fixed Income ETF Trust	2

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Tricon Residential, Series 2024-SFR2, Class B, 5.70% 6/17/2028[1,2]	USD3,246	$3,223
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,2,4]	1,075	1,081
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,2,4]	1,005	1,010
			45,584

Commercial mortgage-backed securities 3.79%
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,2]	160	152
	ARES Commercial Mortgage Trust., Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 7.012% 7/15/2041[1,2,3]	447	447
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	35	31
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,3]	38	36
	Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	250	204
	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[1,3]	4,348	4,495
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	118	121
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.671% 3/15/2041[1,2,3]	314	312
	BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 6.701% 6/15/2041[1,2,3]	1,996	1,986
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[1,2,3]	664	665
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[1,2,3]	2,000	1,976
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[1,2,3]	1,500	1,484
	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]	280	269
	CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	325	310
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2029[1,2,3]	210	210
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,3]	1,736	1,739
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,2,3]	1,577	1,580
	ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[1,2,3]	1,057	1,059
	ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[1,2,3]	949	951
	ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[1,2,3]	661	663
	ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[1,2,3]	595	596
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,2,3]	234	234
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,2]	121	125
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 7.02% 5/15/2041[1,2,3]	1,446	1,448
	GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/6/2029[1,2,3]	479	469
	Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2037[1,2,3]	1,500	1,502
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[1,2,3]	177	177
	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039[1,2,3]	594	595
	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039[1,2,3]	189	190
	MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056[1,3]	83	88
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[1,2,3]	354	353
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.593% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,4]	250	237
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,3]	300	276
			24,980
	Total mortgage-backed obligations		272,170

3	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 33.42%
Financials 16.94%
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[2,4]	USD1,549	$1,600
	Aon North America, Inc. 5.125% 3/1/2027	3,085	3,081
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[4]	6,419	5,993
	Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[4]	3,808	3,607
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[4]	509	506
	Bank of Nova Scotia (The) 5.25% 6/12/2028	700	704
	Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[2]	287	302
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[2,4]	2,503	2,328
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[2,4]	1,260	1,255
	BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[2,4]	3,025	2,778
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[2,4]	2,183	2,179
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[2,4]	1,150	1,146
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[2,4]	3,353	3,408
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[4]	1,545	1,566
	Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[4]	547	569
	Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030)[4]	2,726	2,599
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[4]	208	207
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,4]	2,324	2,251
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[4]	1,939	1,791
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[4]	2,557	2,660
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[2,4]	3,060	2,838
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[4]	2,779	2,849
	Five Corners Funding Trust III 5.791% 2/15/2033[2]	886	902
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[4]	3,421	3,483
	HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[4]	3,733	3,609
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[4]	1,482	1,508
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[4]	1,816	1,807
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[4]	4,308	4,147
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[2,4]	3,443	3,469
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[4]	2,498	2,534
	Metropolitan Life Global Funding I 4.85% 1/8/2029[2]	1,823	1,808
	Metropolitan Life Global Funding I 5.15% 3/28/2033[2]	1,679	1,659
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[4]	1,290	1,298
	Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[4]	2,232	2,064
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[4]	776	776
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[4]	5,897	5,875
	NatWest Group PLC 5.076% 1/27/2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[4]	4,204	4,132
	New York Life Global Funding 4.55% 1/28/2033[2]	285	271
	PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026)[4]	456	467
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[4]	2,163	2,187
	Sumitomo Mitsui Financial Group, Inc. 1.902% 9/17/2028	1,129	990
	Svenska Handelsbanken AB 5.50% 6/15/2028[2]	3,684	3,709
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	519	526
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[4]	1,851	1,847
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[4]	805	788
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[2,4]	484	486

Capital Group Fixed Income ETF Trust	4

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[2,4]	USD2,999	$3,617
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[4]	9,495	9,583
	Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[4]	1,913	1,769
			111,528

Utilities 4.10%
	DTE Energy Co. 5.10% 3/1/2029	2,818	2,796
	Edison International 4.125% 3/15/2028	1,041	995
	Eversource Energy 5.00% 1/1/2027	3,220	3,195
	FirstEnergy Corp. 2.65% 3/1/2030	4,237	3,686
	Georgia Power Co. 4.95% 5/17/2033	1,947	1,899
	Pacific Gas and Electric Co. 4.55% 7/1/2030	4,001	3,794
	Pacific Gas and Electric Co. 5.80% 5/15/2034	908	903
	PacifiCorp 5.10% 2/15/2029	4,612	4,610
	Southern California Edison Co. 5.45% 6/1/2031	3,057	3,080
	Xcel Energy, Inc. 5.45% 8/15/2033	2,062	2,027
			26,985

Health care 3.65%
	Amgen, Inc. 5.25% 3/2/2033	4,369	4,358
	Baxter International, Inc. 2.272% 12/1/2028	4,227	3,727
	Becton, Dickinson and Co. 5.081% 6/7/2029	1,220	1,219
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,719	2,714
	Cencora, Inc. 2.70% 3/15/2031	1,273	1,087
	Centene Corp. 2.45% 7/15/2028	2,478	2,202
	Cigna Group (The) 5.00% 5/15/2029	2,618	2,608
	CVS Health Corp. 5.40% 6/1/2029	2,730	2,734
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	665	684
	Humana, Inc. 5.375% 4/15/2031	1,186	1,180
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,566	1,527
			24,040

Consumer staples 1.85%
	BAT Capital Corp. 6.343% 8/2/2030	2,771	2,890
	Campbell Soup Co. 5.20% 3/19/2027	4,422	4,430
	Constellation Brands, Inc. 2.875% 5/1/2030	1,445	1,276
	Philip Morris International, Inc. 5.625% 11/17/2029	3,503	3,579
			12,175

Communication services 1.69%
	AT&T, Inc. 4.30% 2/15/2030	4,885	4,682
	Charter Communications Operating, LLC 6.10% 6/1/2029	1,306	1,311
	Charter Communications Operating, LLC 6.384% 10/23/2035	1,838	1,793
	T-Mobile USA, Inc. 3.875% 4/15/2030	3,554	3,323
			11,109

Industrials 1.50%
	BAE Systems PLC 5.125% 3/26/2029[2]	3,036	3,023
	Boeing Co. 5.04% 5/1/2027	2,773	2,713
	Boeing Co. 6.259% 5/1/2027[2]	3,309	3,333
	Carrier Global Corp. 2.722% 2/15/2030	194	171
	Carrier Global Corp. 2.70% 2/15/2031	45	39
	Carrier Global Corp. 5.90% 3/15/2034	550	574
			9,853

5	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy 1.47%
	Cheniere Energy, Inc. 4.625% 10/15/2028	USD3,112	$3,022
	Diamondback Energy, Inc. 5.15% 1/30/2030	1,720	1,713
	Enbridge, Inc. 6.20% 11/15/2030	2,657	2,791
	Energy Transfer, LP 5.25% 7/1/2029	1,007	1,001
	Kinder Morgan, Inc. 7.75% 1/15/2032	1,011	1,142
			9,669

Consumer discretionary 1.16%
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]	1,048	934
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,897	3,899
	Hyundai Capital America 5.275% 6/24/2027[2]	2,328	2,318
	Sands China, Ltd. 5.125% 8/8/2025	500	496
			7,647

Real estate 0.57%
	Equinix, Inc. 3.20% 11/18/2029	2,636	2,376
	VICI Properties, LP 4.95% 2/15/2030	1,419	1,370
			3,746

Information technology 0.49%
	Broadcom, Inc. 3.469% 4/15/2034[2]	1,742	1,486
	Microchip Technology, Inc. 5.05% 3/15/2029	1,054	1,046
	SK hynix, Inc. 6.375% 1/17/2028[2]	702	722
			3,254
	Total corporate bonds, notes & loans		220,006
U.S. Treasury bonds & notes 14.19%
U.S. Treasury 14.19%
	U.S. Treasury 4.875% 5/31/2026	2,300	2,305
	U.S. Treasury 4.625% 6/30/2026	530	529
	U.S. Treasury 4.50% 5/31/2029	20,700	20,839
	U.S. Treasury 4.125% 3/31/2031	1,230	1,213
	U.S. Treasury 4.625% 4/30/2031	25,752	26,157
	U.S. Treasury 4.50% 11/15/2033	425	429
	U.S. Treasury 4.00% 2/15/2034	930	903
	U.S. Treasury 4.375% 5/15/2034	3,000	3,001
	U.S. Treasury 4.375% 8/15/2043	490	473
	U.S. Treasury 3.75% 11/15/2043[5]	20,531	18,150
	U.S. Treasury 4.75% 11/15/2043[5]	1,275	1,292
	U.S. Treasury 4.125% 8/15/2053[5]	4,800	4,472
	U.S. Treasury 4.75% 11/15/2053	1,075	1,112
	U.S. Treasury 4.625% 5/15/2054	12,400	12,571
			93,446
Asset-backed obligations 8.33%
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,2]	194	194
	ACHV ABS Trust, Series 2023-4CP, Class A, 6.81% 11/25/2030[1,2]	11	11
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,2]	35	34
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,2]	1,000	1,004
	Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,2]	150	152
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,2]	47	47
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,2]	3,143	3,133
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,2]	139	139
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,2]	816	817
	Ally Auto Receivables Trust, Series 2023, Class A2, 6.15% 1/17/2034[1,2]	51	51
	American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,2]	50	50
	American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,2]	313	311
	American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,2]	683	692

Capital Group Fixed Income ETF Trust	6

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Apidos CLO, Ltd., Series 2015-23, Class AR, (3-month USD CME Term SOFR + 1.482%) 6.81% 4/15/2033[1,2,3]	USD275	$275
Auxilior Term Funding, LLC, Series 24-1A, Class A2, 6.17% 3/15/2027[1,2]	453	453
Auxilior Term Funding, LLC, Series 24-1A, Class A3, 5.71% 7/15/2031[1,2]	613	613
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,2]	100	97
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,2]	250	254
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,2]	150	154
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,2]	117	117
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD CME Term SOFR + 1.442%) 6.765% 7/25/2034[1,2,3]	275	275
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[1,2,3]	480	481
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029	1,483	1,485
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,2]	165	158
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,2]	67	67
BofA Auto Trust, Series 2024-1, Class A4, 5.31% 6/17/2030[1,2]	1,000	1,007
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,2]	403	403
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	79	79
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	111	111
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	67	67
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	99	99
CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94% 8/15/2029[1]	500	498
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027	296	296
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028[1,2]	152	153
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,2]	585	554
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,2]	150	138
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[1]	172	171
Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11% 4/17/2028[1,2]	111	111
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,2]	150	152
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,2]	127	115
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[1,2]	1,149	1,027
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,2]	781	781
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[1,2]	333	333
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,2]	72	72
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,2]	150	150
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,2]	59	59
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,2]	100	100
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[1,2]	836	834
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,2]	100	100
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,2]	100	100
CPS Auto Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,2]	505	505
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,2]	580	581
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	75	75
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	122	122
Dryden Senior Loan Fund, CLO, Series 2021-93, Class A1A, (3-month USD CME Term SOFR + 1.342%) 6.67% 1/15/2034[1,2,3]	275	276
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,2]	146	146
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,2]	108	108
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]	34	34
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	41	41
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[1]	101	102

7	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	USD116	$115
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	121	120
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	150	152
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	100	100
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,2]	150	149
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[1,2,3]	400	397
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,2]	146	135
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,2]	147	137
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,2]	167	149
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,2]	174	154
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,2]	96	97
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,2]	32	32
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[1,2]	213	213
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,2]	147	147
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,2]	312	321
Greatamerica Leasing Receivables Funding LLC, Series 23-1, Class A3, 5.15% 7/15/2027[1,2]	2,241	2,232
Greatamerica Leasing Receivables Funding LLC, Series 22-1, Class A4, 5.35% 7/16/2029[1,2]	2,646	2,646
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,2]	250	228
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,2]	150	137
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,2]	150	153
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,2]	100	100
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[1]	154	154
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 6.575% 7/20/2036[1,2,3]	1,958	1,958
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,2]	1,000	988
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,2]	33	33
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,2]	35	35
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,2]	250	250
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,2]	80	79
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[1,2]	355	355
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	75	76
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,2]	1,066	1,067
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,2]	1,638	1,645
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,2]	1,212	1,212
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029[1,2]	798	798
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,2]	115	101
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,2]	1,000	892
Oaktree CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.372%) 6.696% 4/22/2030[1,2,3]	3,500	3,511
Ondeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,2]	612	617
Ondeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,2]	272	274
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/2027[1,2]	1,116	1,119
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,2]	100	99
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,2]	150	151
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030[1,2]	300	300
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[1]	64	64
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	18	18
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55% 12/20/2028[1,2]	1,000	1,005
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032[1,2]	3,597	3,621
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029[1,2]	234	233
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,2]	303	277
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,2]	176	156
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.76% 7/15/2034[1,2,3]	275	276
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,2]	216	196
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[1,2]	317	276
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,2]	826	830
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031[1,2]	1,750	1,762
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	120	120
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[1,2]	109	108
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,2]	109	109

Capital Group Fixed Income ETF Trust	8

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,2]	USD62	$62
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,2]	137	137
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.525% 10/20/2030[1,2,3]	967	968
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031	405	408
		54,818
Municipals 0.11%
Massachusetts 0.11%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	705	712
Total bonds, notes & other debt instruments (cost: $638,736,000)		641,152

Short-term securities 25.04%	Shares
Money market investments 25.04%
Capital Group Central Cash Fund 5.37%[6,7]	1,648,426	164,843
Total short-term securities (cost: $164,843,000)		164,843
Total investment securities 122.44% (cost: $803,579,000)		805,995

Other assets less liabilities (22.44)%	(147,734)
Net assets 100.00%	$658,261
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	89	9/30/2024	USD18,175	$13
5 Year U.S. Treasury Note Futures	Long	47	9/30/2024	5,009	— [8]
10 Year U.S. Treasury Note Futures	Long	76	9/19/2024	8,359	(18)
10 Year Ultra U.S. Treasury Note Futures	Long	9	9/19/2024	1,022	2
30 Year U.S. Treasury Bond Futures	Long	233	9/19/2024	27,567	192
30 Year Ultra U.S. Treasury Bond Futures	Long	211	9/19/2024	26,448	164
					$353
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[9] (000)	Value at 6/30/2024[10] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
1.00%	Quarterly	CDX.NA.IG.42.V1	6/20/2029	USD17,177	$351	$387	$(36)

9	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (continued)
Investments in affiliates7

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 25.04%
Money market investments 25.04%
Capital Group Central Cash Fund 5.37% [6]	$16,276	$364,717	$216,148	$(4)	$2	$164,843	$1,942

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $162,867,000, which represented
24.74% of the net assets of the fund.

[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Step bond; coupon rate may change at a later date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,060,000, which represented .46% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 6/30/2024.
[7]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Amount less than one thousand.
[9]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[10]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Fncg. = Financing
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	10

Capital Group Core Plus Income ETFunaudited
Investment portfolio June 30, 2024

Bonds, notes & other debt instruments 98.29%		Principal amount (000)	Value (000)
Mortgage-backed obligations 41.86%
Federal agency mortgage-backed obligations 30.21%
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052	USD2,183	$1,713
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,794	3,290
	Fannie Mae Pool #FS0893 3.00% 2/1/2052[1]	774	660
	Fannie Mae Pool #FS1030 3.00% 3/1/2052[1]	871	741
	Fannie Mae Pool #BV2954 3.00% 3/1/2052[1]	728	621
	Fannie Mae Pool #BV3117 3.00% 3/1/2052[1]	724	618
	Fannie Mae Pool #FS1598 2.00% 4/1/2052	1,177	922
	Fannie Mae Pool #MA4577 2.00% 4/1/2052	893	700
	Fannie Mae Pool #FS1405 3.00% 4/1/2052[1]	728	621
	Fannie Mae Pool #CB3361 3.00% 4/1/2052[1]	707	607
	Fannie Mae Pool #MA4597 2.00% 5/1/2052	839	658
	Fannie Mae Pool #CB3586 3.00% 5/1/2052[1]	2,619	2,240
	Fannie Mae Pool #BX0466 4.00% 11/1/2052	998	915
	Fannie Mae Pool #BW4985 4.00% 2/1/2053	915	839
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	1,537	1,518
	Fannie Mae Pool #BW5000 4.00% 3/1/2053	998	915
	Fannie Mae Pool #MA4962 4.00% 3/1/2053	990	907
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	365	361
	Fannie Mae Pool #CB6297 4.00% 5/1/2053	995	911
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	264	261
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	1,982	1,956
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	112	110
	Fannie Mae Pool #MA5177 4.00% 10/1/2053	7,210	6,601
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	465	459
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	11,535	11,574
	Fannie Mae Pool #MA5207 4.00% 11/1/2053	3,286	3,009
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	2,959	2,969
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	274	270
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	261	258
	Fannie Mae Pool #MA5274 7.00% 2/1/2054	9,161	9,426
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	6,733	6,643
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	3,033	3,004
	Fannie Mae Pool #MA5341 4.00% 4/1/2054	102	94
	Fannie Mae Pool #MA5378 4.00% 5/1/2054	5,584	5,112
	Fannie Mae Pool #CB8755 6.00% 6/1/2054	3,785	3,813
	Fannie Mae Pool #MA5421 6.00% 7/1/2054	2,937	2,946
	Freddie Mac Pool #QD1841 2.00% 11/1/2051	1,958	1,536
	Freddie Mac Pool #QD7819 3.00% 2/1/2052[1]	649	556
	Freddie Mac Pool #SD8199 2.00% 3/1/2052	2,149	1,685
	Freddie Mac Pool #QD8010 2.00% 3/1/2052	1,001	786
	Freddie Mac Pool #QE0312 2.00% 4/1/2052	994	780
	Freddie Mac Pool #SD1156 3.00% 4/1/2052[1]	861	734
	Freddie Mac Pool #SD8206 3.00% 4/1/2052[1]	861	734
	Freddie Mac Pool #RA7130 3.00% 4/1/2052[1]	823	701
	Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]	700	620
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	34	30
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	779	715
	Freddie Mac Pool #SD8225 3.00% 7/1/2052	10,461	8,913
	Freddie Mac Pool #SD3117 4.00% 7/1/2052	6,085	5,580
	Freddie Mac Pool #QF5342 4.00% 12/1/2052	998	914
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	2,403	2,200
	Freddie Mac Pool #SD2610 4.00% 3/1/2053	297	272
	Freddie Mac Pool #SD8321 4.00% 5/1/2053	1,249	1,144
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	3,811	3,761
	Freddie Mac Pool #SD8353 4.00% 7/1/2053	993	909
	Freddie Mac Pool #SD8342 5.50% 6/1/2053[1]	2,148	2,120
	Freddie Mac Pool #SD8357 4.00% 8/1/2053	991	907
	Freddie Mac Pool #QG9041 4.00% 8/1/2053	590	541
	Freddie Mac Pool #SD8375 4.00% 9/1/2053	995	911
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	22,439	22,142
	Freddie Mac Pool #SD8379 4.00% 10/1/2053	5,536	5,068
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	1,708	1,686
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	103,319	99,906

11	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	USD5,978	$5,899
	Freddie Mac Pool #SD8406 4.00% 1/1/2054	2,374	2,173
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	38,495	37,981
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	9,129	9,007
	Freddie Mac Pool #SD8447 6.00% 7/1/2054	2,720	2,729
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	5,225	4,694
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,2]	16,045	12,551
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[1,2]	61,470	50,201
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,2]	37,673	32,051
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,2]	52,617	46,574
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[1,2]	3,100	2,837
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,2]	77,484	73,056
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,2]	11,000	10,632
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,2]	54,461	53,718
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,2]	112,043	112,371
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,2]	58,860	59,913
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,2]	257	264
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,2]	1,043	1,074
			761,838

Commercial mortgage-backed securities 9.78%
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.466% 11/15/2055[1,3]	1,690	1,575
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1,3]	1,873	1,884
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.488% 2/15/2056[1,3]	512	508
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.624% 4/15/2056[1,3]	3,787	3,853
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.624% 3/15/2056[1,3]	2,641	2,590
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[1,3]	2,288	2,336
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.999% 8/15/2056[1,3]	4,200	4,423
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.999% 8/15/2056[1,3]	2,960	3,067
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.559% 9/15/2056[1,3]	2,818	2,909
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.858% 12/15/2056[1,3]	2,989	3,158
	Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, % 5/15/2057[1,3]	1,782	1,816
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[1]	1,000	814
	Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062[1,3]	1,033	882
	Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.506% 3/15/2064[1,3]	273	226
	Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.506% 3/15/2064[1,3]	250	215
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.248% 3/15/2037[1,3,4]	2,927	2,771
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.348% 12/15/2055[1,3]	1,355	1,304
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.545% 4/15/2056[1,3]	948	964
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.597% 4/15/2056[1,3]	1,253	1,239
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[1,3]	1,882	1,843
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[1]	276	270
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[1,3]	476	466
	Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2050[1,3]	4,994	5,111
	Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.2543% 12/17/2053[1]	250	202
	Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]	1,200	964
	Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.592% 5/15/2055[1,3]	2,005	1,578
	Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055[1,3]	3,464	3,511
	Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[1,3]	4,994	5,014
	Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[1,3]	2,996	2,653
	Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[1]	1,499	1,534
	Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.412% 7/15/2056[1,3]	2,644	2,685
	Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[1]	693	692
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	1,681	1,728

Capital Group Fixed Income ETF Trust	12

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.671% 3/15/2041[1,3,4]	USD3,138	$3,119
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 7.907% 3/15/2041[1,3,4]	1,349	1,341
	BMO Mortgage Trust, Series 2023-C4, Class B, 5.39647% 2/15/2056[1,3]	711	704
	BMO Mortgage Trust, Series 2023-C5, Class B, 6.697% 6/15/2056[1,3]	1,873	1,948
	BMO Mortgage Trust, Series 2023-C5, Class C, 6.847% 6/15/2056[1,3]	998	1,021
	BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[1,3]	3,505	3,598
	BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056[1,3]	1,075	1,091
	BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[1,3]	1,550	1,621
	BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[1,3]	1,115	1,135
	BMO Mortgage Trust, Series 2024-5C3, Class C, 7.088% 2/15/2057[1,3]	443	449
	BMO Mortgage Trust, Series 2024-5C4, Class C, % 5/15/2057[1,3]	5,202	5,307
	BMP Trust, Series 2024-MF23, Class D, (1-month USD CME Term SOFR + 2.39%) 7.71% 6/15/2041[1,3,4]	5,000	4,981
	BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 8.718% 6/15/2041[1,3,4]	2,408	2,398
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[1,3,4]	623	623
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.648% 5/15/2039[1,3,4]	317	317
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[1,3,4]	8,000	8,013
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[1,3,4]	716	719
	BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 8.209% 5/15/2029[1,3,4]	4,757	4,747
	BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 7.269% 5/15/2034[1,3,4]	5,395	5,412
	BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 6.83% 9/15/2034[1,3,4]	480	467
	BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 7.093% 9/15/2036[1,3,4]	2,480	2,445
	BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.443% 9/15/2036[1,3,4]	4,000	3,953
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[1,3,4]	2,976	2,936
	BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 8.168% 4/15/2037[1,3,4]	116	116
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[1,3,4]	4,887	4,833
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.78% 8/15/2039[1,3,4]	614	613
	BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.989% 10/15/2039[1,3,4]	968	970
	BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.539% 10/15/2039[1,3,4]	613	615
	BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.389% 10/15/2039[1,3,4]	167	167
	BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,3,4]	2,000	1,743
	BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044[1,3,4]	989	875
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.421% 3/15/2035[1,3,4]	2,985	2,966
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.517% 3/15/2035[1,3,4]	249	245
	CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.479% 9/15/2028[1,3,4]	3,354	3,379
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028[1,3,4]	3,950	3,823
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[1,3,4]	1,225	1,206
	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.566% 2/10/2048[1,3]	448	429

13	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1,3]	USD840	$711
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,3,4]	3,984	3,384
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.378% 9/10/2040[1,3,4]	5,155	5,132
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2029[1,3,4]	875	877
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,3,4]	973	975
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[1,3,4]	7,262	7,239
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.693% 7/15/2038[1,3,4]	454	454
	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.507% 2/10/2056[1,3]	1,982	1,977
	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.507% 2/10/2056[1,3]	973	950
	Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 7.72% 3/15/2039[1,3,4]	3,963	3,969
	Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 8.219% 3/15/2039[1,3,4]	3,379	3,388
	GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041[1,3,4]	2,174	2,130
	GS Mortgage Securities Trust., Series 2024-70P, Class C, 6.287% 3/10/2041[1,3,4]	3,769	3,688
	Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2037[1,3,4]	6,000	6,007
	Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 7.27% 5/15/2037[1,3,4]	2,000	2,002
	Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 7.769% 5/15/2037[1,3,4]	996	996
	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039[1,3,4]	1,260	1,266
	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039[1,3,4]	2,564	2,590
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]	2,000	1,950
	Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.771% 11/15/2052[1,3]	750	660
	MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033[1,3]	1,698	1,753
	MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033[1,3]	1,642	1,752
	Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.20% 3/25/2050[1,3,4]	2,946	2,963
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.335% 11/25/2053[1,3,4]	1,651	1,716
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.835% 11/25/2053[1,3,4]	2,699	3,031
	Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 9.085% 1/25/2051[1,3,4]	910	919
	ORL Trust, Series 2023-GLKS, Class C, (1-month USD CME Term SOFR + 3.651%) 8.98% 10/19/2036[1,3,4]	4,914	4,926
	ORL Trust, Series 2023-GLKS, Class D, (1-month USD CME Term SOFR + 4.301%) 9.63% 10/19/2036[1,3,4]	6,283	6,324
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 7.07% 5/15/2039[1,3,4]	1,943	1,937
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.593% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,4,5]	8,900	8,437
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.279% 1/15/2039[1,3,4]	3,000	2,945
	UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050[1,4]	6,702	6,253
	UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.53% 8/15/2050[1,3]	1,582	1,449
	Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[1,3]	3,000	2,802
	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.692% 9/15/2058[1,3]	130	125
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.118% 11/15/2027[1,3,4]	1,646	1,652
	WSTN Trust, Series 2023-MAUI, Class C, 7.958% 8/5/2027[1,3,4]	594	588
	WSTN Trust, Series 2023-MAUI, Class D, 8.748% 8/5/2027[1,3,4]	1,820	1,806
			246,833

Capital Group Fixed Income ETF Trust	14

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 1.87%
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,3,4]	USD1,425	$1,357
	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 7.435% 3/25/2042[1,3,4]	207	211
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.885% 5/25/2043[1,3,4]	813	876
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 6.835% 10/25/2041[1,3,4]	793	797
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/2042[1,3,4]	361	367
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.685% 2/25/2044[1,3,4]	3,538	3,562
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 10.55% 1/25/2050[1,3,4]	3,055	3,304
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.80% 6/25/2050[1,3,4]	8,401	11,022
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 15.45% 8/25/2050[1,3,4]	5,500	7,472
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.827% 10/25/2050[1,3,4]	6,000	8,370
	Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 7.25% 5/25/2060 (7.25% on 4/25/2024)[1,4,5]	525	533
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,5]	1,465	1,431
	Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,4]	1,697	1,507
	Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,4]	698	604
	Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,3,4]	1,532	1,334
	Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,3,4]	642	554
	Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,4]	3,457	3,078
	Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,4]	889	777
			47,156
	Total mortgage-backed obligations		1,055,827
Corporate bonds, notes & loans 31.52%
Financials 6.94%
	AerCap Ireland Capital DAC 1.75% 1/30/2026	150	141
	AG Issuer, LLC 6.25% 3/1/2028[4]	1,375	1,346
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[4]	1,175	1,219
	Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[5]	EUR715	763
	Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[5]	105	112
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[5]	USD200	196
	AmWINS Group, Inc. 6.375% 2/15/2029[4]	1,000	1,003
	Aon Corp. 3.90% 2/28/2052	1,837	1,361
	Aon North America, Inc. 5.45% 3/1/2034	1,230	1,225
	Aretec Group, Inc. 7.50% 4/1/2029[4]	300	289
	Aretec Group, Inc. 10.00% 8/15/2030[4]	840	915
	Banco BTG Pactual SA 6.25% 4/8/2029[4]	431	433
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[5]	1,530	1,357
	Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[5]	1,000	833
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[5]	750	744
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[5]	3,530	3,495
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[5]	1,354	1,393
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[5]	1,775	1,774
	Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[5]	650	618
	Bank of Montreal 2.65% 3/8/2027	350	328
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[5]	1,509	1,490

15	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[4,5]	USD1,055	$1,088
	BlackRock Funding, Inc. 5.00% 3/14/2034	2,460	2,442
	BlackRock Funding, Inc. 5.25% 3/14/2054	1,710	1,654
	Block, Inc. 6.50% 5/15/2032[4]	2,200	2,232
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[4,5]	200	186
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[4,5]	4,150	4,131
	Boost Newco Borrower, LLC 7.50% 1/15/2031[4]	1,200	1,252
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[4,5]	2,900	2,890
	Bread Financial Holdings, Inc. 9.75% 3/15/2029[4]	1,515	1,593
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[4,5]	1,600	1,691
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[4,5]	3,405	3,414
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[5]	1,700	1,708
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[5]	1,450	1,489
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[5]	2,216	2,230
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[5]	1,592	1,624
	Chubb INA Holdings, LLC 5.00% 3/15/2034	2,250	2,229
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[5]	1,040	884
	Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[5]	2,054	2,152
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[5]	2,030	2,066
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[5]	100	99
	Citigroup, Inc. 5.449% 6/11/2035 (USD-SOFR + 1.447% on 6/11/2034)[5]	700	695
	Coinbase Global, Inc. 3.625% 10/1/2031[4]	350	281
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[4]	3,549	3,369
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[4]	1,630	1,476
	Corebridge Financial, Inc. 3.90% 4/5/2032	741	663
	Corebridge Financial, Inc. 4.35% 4/5/2042	98	81
	Corebridge Financial, Inc. 4.40% 4/5/2052	1,335	1,051
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,5]	600	581
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[5]	943	942
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[5]	1,750	1,821
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[5]	1,017	869
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[5]	5,275	5,405
	Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[5]	4,243	3,207
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[4]	1,925	1,914
	Howden UK Refinance PLC 7.25% 2/15/2031[4]	1,855	1,843
	HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[5]	1,125	1,113
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[5]	1,428	1,436
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[5]	2,869	3,003
	HUB International, Ltd. 5.625% 12/1/2029[4]	300	284
	HUB International, Ltd. 7.25% 6/15/2030[4]	2,350	2,411
	ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027)[5]	375	362
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[5]	338	341
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[5]	1,925	1,917
	JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[5]	400	398
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[5]	4,775	4,901
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[5]	950	887
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[4]	970	979
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[5]	2,095	2,088
	Mastercard, Inc. 4.85% 3/9/2033	65	65
	MetLife, Inc. 5.375% 7/15/2033	300	303
	Metropolitan Life Global Funding I 5.15% 3/28/2033[4]	3,102	3,066
	Metropolitan Life Global Funding I 5.05% 1/8/2034[4]	3,705	3,644
	Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[5]	471	458
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[5]	160	159
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[5]	302	307
	Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[5]	445	429
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[5]	2,400	2,364
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[5]	2,613	2,601

Capital Group Fixed Income ETF Trust	16

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[5]	USD6,075	$6,230
	Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[5]	1,750	1,732
	Nasdaq, Inc. 5.95% 8/15/2053	1,100	1,113
	Nasdaq, Inc. 6.10% 6/28/2063	850	866
	Navient Corp. 5.50% 3/15/2029	970	887
	Navient Corp. 9.375% 7/25/2030	1,050	1,105
	Navient Corp. 11.50% 3/15/2031	1,850	2,040
	Navient Corp. 5.625% 8/1/2033	4,573	3,654
	New York Life Global Funding 0.85% 1/15/2026[4]	125	117
	New York Life Global Funding 4.55% 1/28/2033[4]	1,013	964
	New York Life Global Funding 5.00% 1/9/2034[4]	2,360	2,321
	Onemain Finance Corp. 7.50% 5/15/2031	1,845	1,868
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[5]	EUR1,500	1,603
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[5]	USD5,500	5,997
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[5]	23	23
	State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[5]	1,640	1,586
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[5]	678	670
	Synchrony Financial 2.875% 10/28/2031	500	401
	Synchrony Financial 7.25% 2/2/2033	475	473
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[5]	1,597	1,610
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[5]	2,524	2,514
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[5]	25	25
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[5]	3,775	3,791
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[4,5]	1,800	1,536
	UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[4,5]	1,600	1,665
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[4,5]	3,385	3,383
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[5]	469	462
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[5]	1,050	1,036
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[5]	3,045	3,011
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[5]	24	24
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[5]	4,149	4,425
	Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[5]	1,500	1,495
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[5]	790	676
			175,106

Energy 4.96%
	3R Lux SARL 9.75% 2/5/2031[4]	585	614
	Apache Corp. 5.10% 9/1/2040	350	299
	Apache Corp. 5.25% 2/1/2042	1,300	1,124
	Apache Corp. 5.35% 7/1/2049	965	809
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[4]	250	250
	Baytex Energy Corp. 7.375% 3/15/2032[4]	1,145	1,164
	Blue Racer Midstream, LLC 7.00% 7/15/2029[4]	675	688
	Blue Racer Midstream, LLC 7.25% 7/15/2032[4]	505	520
	Borr IHC, Ltd. 10.00% 11/15/2028[4]	2,043	2,142
	Borr IHC, Ltd. 10.375% 11/15/2030[4]	878	921
	BP Capital Markets America, Inc. 4.893% 9/11/2033	1,200	1,167
	Cheniere Energy Partners, LP 4.00% 3/1/2031	789	718
	Cheniere Energy Partners, LP 5.95% 6/30/2033	1,800	1,826
	Cheniere Energy, Inc. 4.625% 10/15/2028	175	170
	Chesapeake Energy Corp. 5.875% 2/1/2029[4]	425	421
	Chesapeake Energy Corp. 6.75% 4/15/2029[4]	761	763
	Chord Energy Corp. 6.375% 6/1/2026[4]	350	350
	Civitas Resources, Inc. 8.375% 7/1/2028[4]	1,325	1,390
	Civitas Resources, Inc. 8.625% 11/1/2030[4]	1,525	1,636
	Civitas Resources, Inc. 8.75% 7/1/2031[4]	1,325	1,421

17	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	CNX Resources Corp. 7.375% 1/15/2031[4]	USD185	$189
	CNX Resources Corp. 7.25% 3/1/2032[4]	735	750
	Comstock Resources, Inc. 5.875% 1/15/2030[4]	4,207	3,918
	ConocoPhillips Co. 3.80% 3/15/2052	2,950	2,204
	Crescent Energy Finance, LLC 9.25% 2/15/2028[4]	1,173	1,241
	Crescent Energy Finance, LLC 7.625% 4/1/2032[4]	805	821
	Crescent Energy Finance, LLC 7.375% 1/15/2033[4]	1,045	1,048
	Diamondback Energy, Inc. 5.15% 1/30/2030	731	728
	Diamondback Energy, Inc. 5.40% 4/18/2034	2,498	2,474
	Diamondback Energy, Inc. 5.75% 4/18/2054	2,627	2,549
	Diamondback Energy, Inc. 5.90% 4/18/2064	1,277	1,234
	Ecopetrol SA 4.625% 11/2/2031	10	8
	Ecopetrol SA 8.875% 1/13/2033	2,500	2,583
	Ecopetrol SA 8.375% 1/19/2036	3,855	3,789
	Enbridge, Inc. 6.70% 11/15/2053	673	735
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[4]	1,925	2,009
	Energy Transfer, LP 5.60% 9/1/2034	1,638	1,628
	Energy Transfer, LP 5.95% 5/15/2054	1,500	1,462
	Energy Transfer, LP 6.05% 9/1/2054	696	687
	Eni SpA 5.50% 5/15/2034[4]	2,883	2,858
	Eni SpA 5.95% 5/15/2054[4]	4,177	4,105
	EQM Midstream Partners, LP 6.00% 7/1/2025[4]	430	430
	EQM Midstream Partners, LP 4.75% 1/15/2031[4]	2,194	2,053
	Exxon Mobil Corp. 3.452% 4/15/2051	3,755	2,712
	Genesis Energy, LP 8.25% 1/15/2029	617	637
	Genesis Energy, LP 7.875% 5/15/2032	200	202
	GeoPark, Ltd. 5.50% 1/17/2027	400	364
	Global Partners, LP 8.25% 1/15/2032[4]	285	293
	Harvest Midstream I, LP 7.50% 9/1/2028[4]	75	76
	Hilcorp Energy I, LP 6.00% 4/15/2030[4]	135	131
	Hilcorp Energy I, LP 6.25% 4/15/2032[4]	2,175	2,093
	Hilcorp Energy I, LP 8.375% 11/1/2033[4]	1,410	1,504
	Kinder Morgan, Inc. 5.20% 6/1/2033	189	184
	Kinder Morgan, Inc. 5.40% 2/1/2034	1,640	1,616
	Kinder Morgan, Inc. 3.60% 2/15/2051	2,985	2,040
	Kinder Morgan, Inc. 5.45% 8/1/2052	145	134
	Kinetik Holdings, LP 6.625% 12/15/2028[4]	740	752
	MPLX, LP 4.95% 9/1/2032	561	537
	MPLX, LP 4.95% 3/14/2052	1,430	1,213
	MPLX, LP 5.65% 3/1/2053	3,168	2,984
	MV24 Capital BV 6.748% 6/1/2034	709	678
	New Fortress Energy, Inc. 6.50% 9/30/2026[4]	3,216	2,961
	New Fortress Energy, Inc. 8.75% 3/15/2029[4]	2,625	2,398
	NGL Energy Operating, LLC 8.125% 2/15/2029[4]	1,775	1,810
	NGL Energy Operating, LLC 8.375% 2/15/2032[4]	3,480	3,536
	Noble Finance II, LLC 8.00% 4/15/2030[4]	150	156
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[4]	885	930
	Occidental Petroleum Corp. 6.125% 1/1/2031	415	425
	Occidental Petroleum Corp. 6.60% 3/15/2046	1,875	1,957
	ONEOK, Inc. 4.00% 7/13/2027	50	48
	ONEOK, Inc. 6.35% 1/15/2031	40	42
	ONEOK, Inc. 6.05% 9/1/2033	575	592
	ONEOK, Inc. 4.50% 3/15/2050	75	59
	ONEOK, Inc. 7.15% 1/15/2051	150	165
	Permian Resources Operating, LLC 9.875% 7/15/2031[4]	820	908
	Permian Resources Operating, LLC 7.00% 1/15/2032[4]	285	293
	Petrobras Global Finance BV 5.60% 1/3/2031	611	586
	Petroleos Mexicanos 6.49% 1/23/2027	1,475	1,417
	Petroleos Mexicanos 5.95% 1/28/2031	600	484
	Petroleos Mexicanos 6.70% 2/16/2032	950	796
	Raizen Fuels Finance SA 6.45% 3/5/2034[4]	1,060	1,077
	Raizen Fuels Finance SA 6.95% 3/5/2054[4]	275	280
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[4]	1,400	1,414

Capital Group Fixed Income ETF Trust	18

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Seadrill Finance, Ltd. 8.375% 8/1/2030[4]	USD210	$220
	Shell International Finance BV 2.75% 4/6/2030	75	67
	Shell International Finance BV 3.00% 11/26/2051	5,247	3,439
	Southwestern Energy Co. 4.75% 2/1/2032	2,281	2,100
	Sunoco, LP 7.00% 5/1/2029[4]	1,375	1,410
	Sunoco, LP 4.50% 4/30/2030	150	139
	Sunoco, LP 7.25% 5/1/2032[4]	1,225	1,268
	Talos Production, Inc. 9.00% 2/1/2029[4]	705	741
	Talos Production, Inc. 9.375% 2/1/2031[4]	185	195
	Transocean Aquila, Ltd. 8.00% 9/30/2028[4]	440	447
	Transocean, Inc. 8.00% 2/1/2027[4]	686	684
	Transocean, Inc. 8.25% 5/15/2029[4]	1,180	1,184
	Transocean, Inc. 8.75% 2/15/2030[4]	611	642
	Transocean, Inc. 8.50% 5/15/2031[4]	1,010	1,011
	Transocean, Inc. 6.80% 3/15/2038	2,005	1,665
	USA Compression Partners, LP 7.125% 3/15/2029[4]	1,340	1,351
	Vallourec SA 7.50% 4/15/2032[4]	2,070	2,146
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[4]	1,249	1,268
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[4]	1,994	1,791
	Venture Global LNG, Inc. 8.125% 6/1/2028[4]	750	773
	Venture Global LNG, Inc. 8.375% 6/1/2031[4]	465	483
	Vital Energy, Inc. 7.875% 4/15/2032[4]	1,955	1,989
	Weatherford International, Ltd. 8.625% 4/30/2030[4]	125	130
	Williams Companies, Inc. 2.60% 3/15/2031	55	47
	Williams Companies, Inc. 5.15% 3/15/2034	1,479	1,444
			125,014

Health care 4.32%
	AbbVie, Inc. 5.05% 3/15/2034	5,600	5,586
	AbbVie, Inc. 5.35% 3/15/2044	125	124
	AbbVie, Inc. 5.40% 3/15/2054	3,100	3,068
	AbbVie, Inc. 5.50% 3/15/2064	1,850	1,828
	Amgen, Inc. 5.25% 3/2/2030	623	628
	Amgen, Inc. 4.20% 3/1/2033	2,065	1,914
	Amgen, Inc. 5.25% 3/2/2033	1,595	1,591
	Amgen, Inc. 4.875% 3/1/2053	275	242
	Amgen, Inc. 5.65% 3/2/2053	7,071	6,969
	Amgen, Inc. 5.75% 3/2/2063	1,860	1,823
	AstraZeneca Finance, LLC 4.90% 2/26/2031	275	274
	AstraZeneca Finance, LLC 5.00% 2/26/2034	1,725	1,716
	Bausch Health Companies, Inc. 6.125% 2/1/2027[4]	75	62
	Bausch Health Companies, Inc. 5.25% 2/15/2031[4]	110	52
	Baxter International, Inc. 2.539% 2/1/2032	922	757
	Baxter International, Inc. 3.132% 12/1/2051	4,781	2,999
	Bayer US Finance, LLC 6.50% 11/21/2033[4]	2,203	2,254
	Bayer US Finance, LLC 6.875% 11/21/2053[4]	1,773	1,823
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	800	803
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	6,500	6,489
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	322
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,305	3,261
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	805	787
	Centene Corp. 2.45% 7/15/2028	1,865	1,657
	Centene Corp. 2.625% 8/1/2031	3,145	2,586
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[4]	75	62
	CVS Health Corp. 1.875% 2/28/2031	50	40
	CVS Health Corp. 5.70% 6/1/2034	5,100	5,088
	CVS Health Corp. 6.00% 6/1/2044	2,250	2,206
	CVS Health Corp. 5.875% 6/1/2053	3,213	3,081
	CVS Health Corp. 6.05% 6/1/2054	2,900	2,846
	CVS Health Corp. 6.00% 6/1/2063	1,061	1,017
	Elevance Health, Inc. 4.10% 5/15/2032	423	393
	Elevance Health, Inc. 5.375% 6/15/2034	2,300	2,312

19	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Elevance Health, Inc. 4.55% 5/15/2052	USD203	$170
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[4]	2,005	2,072
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[3,6]	1,480	1,479
	Gilead Sciences, Inc. 5.55% 10/15/2053	325	325
	Grifols, SA 7.50% 5/1/2030	EUR2,500	2,677
	HCA, Inc. 3.625% 3/15/2032	USD79	70
	Humana, Inc. 5.75% 4/15/2054	1,767	1,704
	Medline Borrower, LP 6.25% 4/1/2029[4]	575	582
	Molina Healthcare, Inc. 3.875% 11/15/2030[4]	614	546
	Molina Healthcare, Inc. 3.875% 5/15/2032[4]	2,765	2,398
	Owens & Minor, Inc. 6.25% 4/1/2030[4]	1,265	1,151
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,051	1,024
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	1,500	1,427
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	6,078	5,867
	Radiology Partners, Inc. 7.775% 1/31/2029[4]	598	561
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.588% 1/31/2029[3,6]	36	34
	Roche Holdings, Inc. 5.593% 11/13/2033[4]	750	778
	Roche Holdings, Inc. 4.985% 3/8/2034[4]	5,460	5,416
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[4]	1,300	1,304
	Tenet Healthcare Corp. 6.75% 5/15/2031	200	203
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	2,027	1,904
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,500	1,447
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	482	494
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,571	3,438
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	1,300	1,398
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,589	1,769
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,168	1,517
	UnitedHealth Group, Inc. 4.20% 5/15/2032	230	217
	UnitedHealth Group, Inc. 4.75% 5/15/2052	355	314
			108,946

Industrials 2.39%
	Ambipar Lux SARL 9.875% 2/6/2031[4]	1,349	1,309
	BAE Systems PLC 5.30% 3/26/2034[4]	1,764	1,748
	Boeing Co. 2.75% 2/1/2026	115	109
	Boeing Co. 3.625% 2/1/2031	1,642	1,438
	Boeing Co. 6.388% 5/1/2031[4]	851	867
	Boeing Co. 3.60% 5/1/2034	3,448	2,775
	Boeing Co. 6.528% 5/1/2034[4]	1,336	1,369
	Boeing Co. 5.705% 5/1/2040	655	604
	Boeing Co. 5.805% 5/1/2050	4,480	4,040
	Boeing Co. 6.858% 5/1/2054[4]	4,275	4,390
	Boeing Co. 5.93% 5/1/2060	900	805
	Bombardier, Inc. 7.125% 6/15/2026[4]	64	65
	Bombardier, Inc. 7.875% 4/15/2027[4]	791	794
	Bombardier, Inc. 6.00% 2/15/2028[4]	1,021	1,010
	Bombardier, Inc. 7.50% 2/1/2029[4]	840	871
	Bombardier, Inc. 8.75% 11/15/2030[4]	550	595
	Burlington Northern Santa Fe, LLC 5.20% 4/15/2054	2,535	2,430
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	786	788
	Canadian Pacific Railway Co. 3.10% 12/2/2051	3,485	2,317
	Carrier Global Corp. 2.722% 2/15/2030	130	115
	Carrier Global Corp. 3.577% 4/5/2050	1,101	802
	Carrier Global Corp. 6.20% 3/15/2054	1,457	1,561
	Clean Harbors, Inc. 6.375% 2/1/2031[4]	73	73
	CoreLogic, Inc. 4.50% 5/1/2028[4]	300	273
	EquipmentShare.com, Inc. 8.625% 5/15/2032[4]	530	550
	Herc Holdings, Inc. 6.625% 6/15/2029[4]	1,340	1,360
	Hertz Corp. (The) 12.625% 7/15/2029[4]	565	585
	Icahn Enterprises, LP 9.75% 1/15/2029[4]	1,949	2,022

Capital Group Fixed Income ETF Trust	20

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Ingersoll-Rand, Inc. 5.314% 6/15/2031	USD796	$801
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	744	751
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[4]	685	685
	Lockheed Martin Corp. 5.70% 11/15/2054	212	218
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[4]	36	36
	Norfolk Southern Corp. 4.45% 3/1/2033	78	74
	Norfolk Southern Corp. 5.35% 8/1/2054	4,524	4,318
	Regal Rexnord Corp. 6.30% 2/15/2030	975	997
	Regal Rexnord Corp. 6.40% 4/15/2033	2,097	2,147
	Republic Services, Inc. 5.20% 11/15/2034	2,000	1,986
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[4]	35	37
	RTX Corp. 6.10% 3/15/2034	877	924
	RTX Corp. 2.82% 9/1/2051	925	564
	RTX Corp. 5.375% 2/27/2053	2,317	2,202
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[4]	1,583	1,706
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[4]	925	1,022
	TransDigm, Inc. 6.75% 8/15/2028[4]	115	117
	TransDigm, Inc. 4.625% 1/15/2029	838	783
	TransDigm, Inc. 6.625% 3/1/2032[4]	1,400	1,416
	Union Pacific Corp. 2.80% 2/14/2032	409	353
	Union Pacific Corp. 2.95% 3/10/2052	1,885	1,214
	Union Pacific Corp. 4.95% 5/15/2053	2,275	2,121
	United Airlines, Inc. 4.625% 4/15/2029[4]	100	93
			60,230

Utilities 2.33%
	Aegea Finance SARL 9.00% 1/20/2031[4]	2,350	2,446
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[4]	193	168
	Alabama Power Co. 5.85% 11/15/2033	300	312
	Consumers Energy Co. 3.60% 8/15/2032	415	373
	Consumers Energy Co. 4.625% 5/15/2033	625	599
	Duke Energy Corp. 4.50% 8/15/2032	860	804
	Duke Energy Corp. 6.10% 9/15/2053	300	305
	Edison International 6.95% 11/15/2029	510	542
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[4,5]	1,000	1,090
	Entergy Louisiana, LLC 4.75% 9/15/2052	200	173
	Eversource Energy 5.50% 1/1/2034	1,425	1,399
	FirstEnergy Corp. 2.65% 3/1/2030	2,390	2,079
	FirstEnergy Corp. 2.25% 9/1/2030	985	826
	Florida Power & Light Co. 5.30% 4/1/2053	60	58
	NiSource, Inc. 5.40% 6/30/2033	250	248
	Northern States Power Co. 2.60% 6/1/2051	50	30
	Pacific Gas and Electric Co. 3.15% 1/1/2026	40	39
	Pacific Gas and Electric Co. 4.65% 8/1/2028	600	581
	Pacific Gas and Electric Co. 4.55% 7/1/2030	755	716
	Pacific Gas and Electric Co. 3.25% 6/1/2031	200	172
	Pacific Gas and Electric Co. 6.15% 1/15/2033	200	203
	Pacific Gas and Electric Co. 6.40% 6/15/2033	1,800	1,860
	Pacific Gas and Electric Co. 6.95% 3/15/2034	350	377
	Pacific Gas and Electric Co. 3.50% 8/1/2050	10,025	6,551
	Pacific Gas and Electric Co. 6.70% 4/1/2053	5,129	5,344
	PacifiCorp 5.45% 2/15/2034	3,013	2,978
	PacifiCorp 5.35% 12/1/2053	1,625	1,476
	PacifiCorp 5.50% 5/15/2054	2,650	2,464
	PacifiCorp 5.80% 1/15/2055	5,210	5,049
	PG&E Corp. 5.25% 7/1/2030	996	952
	Public Service Company of Colorado 3.20% 3/1/2050	2,785	1,834
	Public Service Company of Colorado 2.70% 1/15/2051	2,175	1,286
	Public Service Company of Colorado 5.25% 4/1/2053	1,468	1,343
	Southern California Edison Co. 2.75% 2/1/2032	864	729
	Southern California Edison Co. 5.20% 6/1/2034	4,100	4,005

21	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Southern California Edison Co. 3.65% 2/1/2050	USD300	$213
	Southern California Edison Co. 2.95% 2/1/2051	2,670	1,659
	Southern California Edison Co. 3.45% 2/1/2052	6,470	4,399
	Southern California Edison Co. 5.75% 4/15/2054	1,160	1,137
	Southwestern Public Service Co. 6.00% 6/1/2054	325	324
	Talen Energy Supply, LLC 8.625% 6/1/2030[4]	1,567	1,672
	Xcel Energy, Inc. 4.60% 6/1/2032	75	70
			58,885

Communication services 2.13%
	AT&T, Inc. 2.55% 12/1/2033	2,300	1,830
	AT&T, Inc. 5.40% 2/15/2034	200	200
	AT&T, Inc. 3.55% 9/15/2055	800	540
	CCO Holdings, LLC 4.75% 2/1/2032[4]	1,314	1,077
	CCO Holdings, LLC 4.50% 5/1/2032	300	242
	CCO Holdings, LLC 4.50% 6/1/2033[4]	2,185	1,722
	CCO Holdings, LLC 4.25% 1/15/2034[4]	3,817	2,900
	Charter Communications Operating, LLC 4.40% 4/1/2033	660	582
	Charter Communications Operating, LLC 6.65% 2/1/2034	580	586
	Charter Communications Operating, LLC 3.70% 4/1/2051	5,405	3,290
	Charter Communications Operating, LLC 3.90% 6/1/2052	6,125	3,844
	Charter Communications Operating, LLC 5.25% 4/1/2053	6,177	4,851
	Comcast Corp. 5.30% 6/1/2034	4,369	4,382
	Comcast Corp. 2.887% 11/1/2051	2,625	1,639
	Comcast Corp. 5.65% 6/1/2054	1,422	1,421
	Comcast Corp. 5.50% 5/15/2064	250	241
	DISH DBS Corp. 5.875% 11/15/2024	248	236
	DISH Network Corp. 11.75% 11/15/2027[4]	1,350	1,325
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[4]	711	671
	Gray Television, Inc. 10.50% 7/15/2029[4]	2,790	2,808
	Gray Television, Inc. 4.75% 10/15/2030[4]	180	108
	Gray Television, Inc. 5.375% 11/15/2031[4]	2,675	1,519
	Gray Television, Inc., Term Loan B, (1-month USD CME Term SOFR + 5.25%) 10.57% 5/23/2029[3,6]	710	676
	Meta Platforms, Inc. 4.45% 8/15/2052	775	669
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[4]	100	92
	News Corp. 3.875% 5/15/2029[4]	369	340
	Sirius XM Radio, Inc. 4.00% 7/15/2028[4]	664	600
	Sirius XM Radio, Inc. 3.875% 9/1/2031[4]	3,169	2,589
	T-Mobile USA, Inc. 5.15% 4/15/2034	150	147
	T-Mobile USA, Inc. 3.40% 10/15/2052	3,345	2,285
	T-Mobile USA, Inc. 5.75% 1/15/2054	752	749
	Univision Communications, Inc. 8.00% 8/15/2028[4]	630	615
	Univision Communications, Inc. 4.50% 5/1/2029[4]	4,750	3,997
	Univision Communications, Inc. 7.375% 6/30/2030[4]	2,000	1,862
	Univision Communications, Inc. 8.50% 7/31/2031[4]	500	486
	Verizon Communications, Inc. 1.75% 1/20/2031	400	324
	Verizon Communications, Inc. 2.55% 3/21/2031	97	82
	Verizon Communications, Inc. 2.875% 11/20/2050	132	83
	Verizon Communications, Inc. 3.55% 3/22/2051	200	144
	Verizon Communications, Inc. 3.875% 3/1/2052	1,132	859
	Verizon Communications, Inc. 5.50% 2/23/2054	53	52
	Verizon Communications, Inc. 2.987% 10/30/2056	264	162
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,150	896
			53,723

Consumer discretionary 2.11%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	975	882
	Advance Auto Parts, Inc. 3.50% 3/15/2032	1,700	1,445
	Allied Universal Holdco, LLC 4.625% 6/1/2028[4]	2,342	2,139
	Amazon.com, Inc. 2.10% 5/12/2031	100	84
	Amazon.com, Inc. 3.60% 4/13/2032	600	551

Capital Group Fixed Income ETF Trust	22

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Amazon.com, Inc. 3.95% 4/13/2052	USD400	$322
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[4]	470	429
	AutoNation, Inc. 3.85% 3/1/2032	300	267
	Caesars Entertainment, Inc. 4.625% 10/15/2029[4]	550	505
	Carnival Corp. 5.75% 3/1/2027[4]	1,250	1,236
	Carnival Corp. 6.00% 5/1/2029[4]	2,655	2,624
	Carnival Corp. 7.00% 8/15/2029[4]	520	539
	Carnival Corp. 10.50% 6/1/2030[4]	540	587
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[4]	1,105	1,144
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	350	335
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[4]	1,380	1,365
	Fertitta Entertainment, LLC 4.625% 1/15/2029[4]	350	319
	Ford Motor Co. 3.25% 2/12/2032	940	777
	Ford Motor Co. 4.75% 1/15/2043	495	401
	Ford Motor Co. 5.291% 12/8/2046	1,066	934
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	980	958
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	837	831
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	600	612
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,475	1,386
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,700	1,701
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	1,065	1,040
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	250	242
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,900	3,052
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	978	1,034
	Ford Motor Credit Co., LLC 6.125% 3/8/2034	988	978
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[4]	1,530	1,546
	General Motors Financial Co., Inc. 2.35% 2/26/2027	75	69
	Hanesbrands, Inc. 9.00% 2/15/2031[4]	1,994	2,091
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[3,6]	253	254
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[4]	2,734	2,729
	Home Depot, Inc. 4.95% 6/25/2034	500	495
	Home Depot, Inc. 5.40% 6/25/2064	1,776	1,732
	Hyundai Capital America 1.65% 9/17/2026[4]	100	92
	International Game Technology PLC 5.25% 1/15/2029[4]	650	629
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[4]	1,335	1,250
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[4]	1,350	1,410
	Lithia Motors, Inc. 3.875% 6/1/2029[4]	308	277
	Lithia Motors, Inc. 4.375% 1/15/2031[4]	650	579
	Macy’s Retail Holdings, LLC 5.875% 3/15/2030[4]	50	48
	Party City Holdings, Inc. 12.00% 12/31/2028[4]	140	135
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[4]	650	640
	Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	1,510	1,412
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]	706	697
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]	800	845
	Scientific Games Holdings, LP 6.625% 3/1/2030[4]	975	951
	Sonic Automotive, Inc. 4.625% 11/15/2029[4]	485	438
	Sonic Automotive, Inc. 4.875% 11/15/2031[4]	5,663	4,990
	Tapestry, Inc. 7.85% 11/27/2033	885	933
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[4]	314	326
			53,287

Materials 2.03%
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[4]	1,025	1,053
	Ball Corp. 6.875% 3/15/2028	590	606
	Ball Corp. 6.00% 6/15/2029	200	201
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	314	308
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,246	1,247
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	1,227	1,219
	Braskem Idesa SAPI 6.99% 2/20/2032	2,550	1,936
	Braskem Netherlands Finance BV 8.75% 1/12/2031[4]	1,530	1,564
	Braskem Netherlands Finance BV 7.25% 2/13/2033	2,407	2,271

23	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Braskem Netherlands Finance BV 7.25% 2/13/2033[4]	USD475	$448
	Celanese US Holdings, LLC 6.35% 11/15/2028	1,044	1,073
	Celanese US Holdings, LLC 6.379% 7/15/2032	539	554
	Celanese US Holdings, LLC 6.70% 11/15/2033	807	849
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[4]	300	266
	Consolidated Energy Finance SA 12.00% 2/15/2031[4]	3,050	3,150
	CSN Resources SA 8.875% 12/5/2030[4]	1,700	1,690
	Dow Chemical Co. (The) 5.15% 2/15/2034	273	267
	Dow Chemical Co. (The) 5.55% 11/30/2048	571	542
	Dow Chemical Co. (The) 3.60% 11/15/2050	2,070	1,443
	Dow Chemical Co. (The) 6.90% 5/15/2053	107	119
	Dow Chemical Co. (The) 5.60% 2/15/2054	2,271	2,186
	Eastman Chemical Co. 5.625% 2/20/2034	686	682
	EIDP, Inc. 4.80% 5/15/2033	695	671
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[4]	2,900	2,836
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[4]	4,825	5,048
	FXI Holdings, Inc. 12.25% 11/15/2026[4]	3,207	3,186
	International Flavors & Fragrances, Inc. 2.30% 11/1/2030[4]	230	192
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[4]	3,735	2,454
	LABL, Inc. 5.875% 11/1/2028[4]	575	525
	LABL, Inc. 9.50% 11/1/2028[4]	328	331
	LSB Industries, Inc. 6.25% 10/15/2028[4]	698	674
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[4]	696	698
	NOVA Chemicals Corp. 4.25% 5/15/2029[4]	1,360	1,200
	NOVA Chemicals Corp. 9.00% 2/15/2030[4]	1,260	1,331
	OCI NV 6.70% 3/16/2033[4]	699	690
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[4]	1,300	1,303
	Sasol Financing USA, LLC 8.75% 5/3/2029[4]	1,065	1,084
	Sasol Financing USA, LLC 8.75% 5/3/2029[7]	100	102
	Sasol Financing USA, LLC 5.50% 3/18/2031	1,850	1,562
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[4]	742	691
	Sealed Air Corp. 6.125% 2/1/2028[4]	607	606
	Stillwater Mining Co. 4.00% 11/16/2026[7]	600	549
	Stillwater Mining Co. 4.50% 11/16/2029[7]	1,350	1,101
	Vale Overseas Ltd. 6.40% 6/28/2054	630	624
			51,132

Real estate 1.86%
	Boston Properties, LP 2.55% 4/1/2032	1,481	1,156
	Boston Properties, LP 2.45% 10/1/2033	2,550	1,890
	Boston Properties, LP 6.50% 1/15/2034	2,426	2,469
	Brandywine Operating Partnership, LP 8.875% 4/12/2029	575	600
	Crown Castle, Inc. 5.00% 1/11/2028	140	138
	Crown Castle, Inc. 5.80% 3/1/2034	2,178	2,201
	Equinix, Inc. 3.40% 2/15/2052	2,400	1,647
	Howard Hughes Corp. (The) 4.375% 2/1/2031[4]	1,175	1,013
	Hudson Pacific Properties, LP 3.25% 1/15/2030	2,180	1,508
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,525	2,163
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	3,242	2,694
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	3,675	3,009
	Kilroy Realty, LP 2.65% 11/15/2033	1,500	1,103
	Kilroy Realty, LP 6.25% 1/15/2036	3,959	3,761
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[4]	1,550	1,433
	Prologis, LP 5.125% 1/15/2034	2,975	2,942
	Prologis, LP 5.00% 3/15/2034	1,655	1,619
	Prologis, LP 5.25% 6/15/2053	514	485
	Prologis, LP 5.25% 3/15/2054	580	549
	Public Storage Operating Co. 5.35% 8/1/2053	1,462	1,412
	Service Properties Trust 4.75% 10/1/2026	1,625	1,524
	Service Properties Trust 3.95% 1/15/2028	1,145	960
	Service Properties Trust 8.375% 6/15/2029	575	566
	Service Properties Trust 4.95% 10/1/2029	3,200	2,431

Capital Group Fixed Income ETF Trust	24

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Service Properties Trust 4.375% 2/15/2030	USD4,157	$2,940
	Service Properties Trust 8.625% 11/15/2031[4]	2,245	2,342
	Sun Communities Operating, LP 2.70% 7/15/2031	40	33
	Sun Communities Operating, LP 4.20% 4/15/2032	649	582
	VICI Properties, LP 3.875% 2/15/2029[4]	75	69
	VICI Properties, LP 4.125% 8/15/2030[4]	250	228
	VICI Properties, LP 5.125% 5/15/2032	1,430	1,363
			46,830

Consumer staples 1.48%
	7-Eleven, Inc. 1.80% 2/10/2031[4]	975	781
	7-Eleven, Inc. 2.80% 2/10/2051[4]	2,969	1,771
	B&G Foods, Inc. 5.25% 9/15/2027	400	371
	BAT Capital Corp. 2.259% 3/25/2028	100	90
	BAT Capital Corp. 4.742% 3/16/2032	450	427
	BAT Capital Corp. 6.421% 8/2/2033	573	599
	BAT Capital Corp. 6.00% 2/20/2034	2,290	2,318
	BAT Capital Corp. 4.758% 9/6/2049	1,351	1,065
	BAT Capital Corp. 5.65% 3/16/2052	929	831
	BAT Capital Corp. 7.081% 8/2/2053	3,125	3,325
	Campbell Soup Co. 5.40% 3/21/2034	2,177	2,164
	Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	3,343	3,375
	Constellation Brands, Inc. 4.35% 5/9/2027	326	318
	Constellation Brands, Inc. 4.75% 5/9/2032	1,683	1,619
	Constellation Brands, Inc. 4.90% 5/1/2033	886	856
	Coty, Inc. 6.625% 7/15/2030[4]	490	498
	Imperial Brands Finance PLC 5.875% 7/1/2034[4]	3,250	3,187
	J. M. Smucker Co. (The) 6.20% 11/15/2033	372	391
	J. M. Smucker Co. (The) 6.50% 11/15/2043	96	101
	J. M. Smucker Co. (The) 6.50% 11/15/2053	269	289
	Keurig Dr Pepper, Inc. 3.20% 5/1/2030	40	36
	Kronos Acquisition Holdings Inc. 8.25% 6/30/2031[4]	1,700	1,704
	Kronos Acquisition Holdings Inc. 10.75% 6/30/2032[4]	1,700	1,632
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[4]	250	256
	Minerva Luxembourg SA 8.875% 9/13/2033[4]	1,530	1,581
	Philip Morris International, Inc. 5.75% 11/7/2032	1,297	1,325
	Philip Morris International, Inc. 5.375% 2/15/2033	300	298
	Philip Morris International, Inc. 5.625% 9/7/2033	3,230	3,259
	Philip Morris International, Inc. 5.25% 2/13/2034	1,741	1,709
	Post Holdings, Inc. 4.625% 4/15/2030[4]	650	598
	Post Holdings, Inc. 6.25% 2/15/2032[4]	540	541
			37,315

Information technology 0.97%
	Analog Devices, Inc. 2.95% 10/1/2051	1,053	690
	Broadcom, Inc. 3.187% 11/15/2036[4]	450	356
	Broadcom, Inc. 4.926% 5/15/2037[4]	3,676	3,459
	Cisco Systems, Inc. 5.05% 2/26/2034	2,750	2,749
	Cloud Software Group, Inc. 6.50% 3/31/2029[4]	1,355	1,302
	Cloud Software Group, Inc. 9.00% 9/30/2029[4]	2,745	2,665
	Cloud Software Group, Inc. 8.25% 6/30/2032[4]	2,350	2,397
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[3,6]	494	496
	CommScope, Inc. 4.75% 9/1/2029[4]	400	278
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,6,7]	273	274
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[3,6,7]	28	4
	Helios Software Holdings, Inc. 8.75% 5/1/2029[4]	2,875	2,930
	Intel Corp. 5.15% 2/21/2034	1,213	1,198
	Intel Corp. 5.60% 2/21/2054	695	674
	NCR Atleos Corp. 9.50% 4/1/2029[4]	900	974

25	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Oracle Corp. 3.95% 3/25/2051	USD450	$333
	Texas Instruments, Inc. 4.85% 2/8/2034	833	826
	UKG, Inc. 6.875% 2/1/2031[4]	2,150	2,178
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[5,7,8]	800	779
			24,562
	Total corporate bonds, notes & loans		795,030
U.S. Treasury bonds & notes 16.05%
U.S. Treasury 15.35%
	U.S. Treasury 5.00% 9/30/2025	12,910	12,906
	U.S. Treasury 4.875% 4/30/2026	73,247	73,357
	U.S. Treasury 4.875% 5/31/2026	4,250	4,258
	U.S. Treasury 4.625% 6/30/2026	25,842	25,793
	U.S. Treasury 4.50% 4/15/2027	22,900	22,865
	U.S. Treasury 4.50% 5/15/2027	10,350	10,337
	U.S. Treasury 4.625% 6/15/2027	30,490	30,575
	U.S. Treasury 2.875% 8/15/2028	720	678
	U.S. Treasury 4.375% 8/31/2028[9]	14,750	14,728
	U.S. Treasury 4.625% 9/30/2028	9,258	9,337
	U.S. Treasury 4.625% 4/30/2029	48,820	49,372
	U.S. Treasury 4.50% 5/31/2029	5,500	5,537
	U.S. Treasury 4.25% 6/30/2029	21,003	20,932
	U.S. Treasury 4.00% 7/31/2030	200	196
	U.S. Treasury 4.625% 9/30/2030	1,865	1,891
	U.S. Treasury 4.625% 5/31/2031	30,850	31,343
	U.S. Treasury 4.00% 2/15/2034	4,570	4,437
	U.S. Treasury 4.375% 5/15/2034	13,580	13,585
	U.S. Treasury 4.375% 8/15/2043[9]	10,764	10,393
	U.S. Treasury 4.75% 11/15/2043	7,440	7,541
	U.S. Treasury 4.625% 5/15/2044	29,770	29,713
	U.S. Treasury 3.625% 5/15/2053	2,777	2,364
	U.S. Treasury 4.75% 11/15/2053	2,740	2,834
	U.S. Treasury 4.25% 2/15/2054	2,180	2,077
			387,049

U.S. Treasury inflation-protected securities 0.70%
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[10]	18,097	17,809
	Total U.S. Treasury bonds & notes		404,858

Asset-backed obligations 6.77%
	ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,4]	102	102
	Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028[1,4]	995	1,016
	Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028[1,4]	1,447	1,496
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,4]	411	410
	American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,4]	7,281	7,381
	Auxilior Term Funding, LLC, Series 24-1A, Class C, 6.10% 7/15/2031[1,4]	4,786	4,795
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,4]	2,394	2,434
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028[1,4]	3,333	3,373
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,4]	2,369	2,407
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029[1,4]	890	919
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029[1,4]	4,000	4,114
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,4]	486	454
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,4]	1,530	1,537

Capital Group Fixed Income ETF Trust	26

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,4]	USD1,250	$1,233
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,4]	700	716
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,4]	5,800	5,814
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,4]	1,000	991
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,4]	1,000	985
Credit Acceptance Auto Loan Trust, Series 2024-2, Class C, 6.70% 10/16/2034[1,4]	5,769	5,809
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	26	25
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,4]	848	894
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,4]	1,022	1,089
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,4]	3,010	3,143
Exeter Automobile Receivables Trust, Series 2023-5, Class E, 9.58% 6/16/2031[1,4]	5,403	5,710
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,4]	4,799	4,837
Exeter Automobile Receivables Trust, Series 2024-3, Class E, 7.84% 10/15/2031[1,4]	5,000	5,030
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98% 10/15/2031[1,4]	3,027	3,058
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,4]	2,335	2,350
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,4]	950	994
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,4]	1,900	2,021
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030[1,4]	915	921
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,4]	1,170	1,183
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[1,4]	2,200	2,195
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,4]	672	671
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,4]	300	271
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,4]	2,389	2,145
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,4]	2,167	2,195
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,4]	3,950	4,071
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027[1,4]	5,000	4,477
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,4]	1,368	1,375
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,4]	5,734	5,759
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,7,8]	465	469
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,7,8]	3,500	3,528
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,4]	2,459	2,478
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,4]	5,600	5,688
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 12.43% 11/15/2028[1,4]	5,000	5,026
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 0.162% 11/15/2028[1,4]	5,000	5,014
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,4]	2,021	2,020
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029[1,4]	1,996	1,995
Ondeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,4]	726	732
Ondeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,4]	632	643
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,4]	1,364	1,400
PEAC Solutions Receivables, LLC, Series 2024-1, Class B, 5.79% 11/20/2030[1,4]	7,274	7,253
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,4]	1,912	1,908
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,4]	1,196	1,196
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]	467	465
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,4]	337	333
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	796	811
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,4]	1,698	1,465
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,4]	864	745
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,4]	2,490	2,480
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,4]	192	181
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,4]	8,883	9,109
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,4]	5,000	4,995
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,4]	2,000	1,990
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,4]	6,000	6,062
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,4]	771	774
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,4]	1,562	1,549
		170,709

27	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 1.89%
	Abu Dhabi (Emirate of) 1.70% 3/2/2031[4]	USD300	$248
	Angola (Republic of) 8.00% 11/26/2029	650	586
	Angola (Republic of) 8.75% 4/14/2032	3,025	2,685
	Angola (Republic of) 8.75% 4/14/2032[4]	800	710
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[5]	1,100	622
	Chile (Republic of) 2.45% 1/31/2031	400	341
	Chile (Republic of) 4.34% 3/7/2042	200	173
	Colombia (Republic of) 8.00% 4/20/2033	280	290
	Colombia (Republic of) 7.50% 2/2/2034	3,995	4,008
	Colombia (Republic of) 8.00% 11/14/2035	3,290	3,391
	Dominican Republic 4.50% 1/30/2030[4]	500	456
	Dominican Republic 5.875% 1/30/2060	3,080	2,621
	Egypt (Arab Republic of) 5.80% 9/30/2027	200	181
	Egypt (Arab Republic of) 5.875% 2/16/2031	600	467
	Egypt (Arab Republic of) 8.50% 1/31/2047	3,580	2,662
	Egypt (Arab Republic of) 8.70% 3/1/2049	1,700	1,282
	Egypt (Arab Republic of) 8.75% 9/30/2051	2,589	1,956
	Egypt (Arab Republic of) 8.15% 11/20/2059	200	143
	Egypt (Arab Republic of) 7.50% 2/16/2061	1,300	874
	Export-Import Bank of India 2.25% 1/13/2031[4]	250	207
	Honduras (Republic of) 5.625% 6/24/2030	2,440	2,086
	Mongolia (State of) 4.45% 7/7/2031	500	422
	Oman (Sultanate of) 7.00% 1/25/2051	980	1,033
	Oman (Sultanate of) 7.00% 1/25/2051[4]	500	527
	Panama (Republic of) 7.50% 3/1/2031	315	330
	Panama (Republic of) 2.252% 9/29/2032	1,450	1,045
	Panama (Republic of) 6.875% 1/31/2036	1,475	1,444
	Panama (Republic of) 8.00% 3/1/2038	770	813
	Panama (Republic of) 4.50% 4/16/2050	1,100	742
	Panama (Republic of) 6.853% 3/28/2054	1,550	1,423
	Panama (Republic of) 4.50% 4/1/2056	5,000	3,248
	Panama (Republic of) 7.875% 3/1/2057	260	271
	Paraguay (Republic of) 4.95% 4/28/2031	800	767
	Paraguay (Republic of) 6.00% 2/9/2036[4]	622	627
	Senegal (Republic of) 6.75% 3/13/2048	2,889	2,093
	South Africa (Republic of) 5.875% 4/20/2032	1,003	932
	United Mexican States 4.50% 4/22/2029	450	432
	United Mexican States 4.75% 4/27/2032	860	796
	United Mexican States 6.00% 5/7/2036	2,370	2,313
	United Mexican States 6.338% 5/4/2053	1,485	1,404
	United Mexican States 6.40% 5/7/2054	955	912
			47,563
Municipals 0.20%
California 0.05%
	City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	1,100	1,101

Puerto Rico 0.09%
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[11]	5	2
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[11]	20	10
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[11]	95	48
	Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[11]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[11]	190	95
	Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[11]	265	133
	Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[11]	210	105
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[11]	20	10
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[11]	75	38
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[11]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[11]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[11]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[11]	400	201

Capital Group Fixed Income ETF Trust	28

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026	USD20	$10
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[11]	65	33
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[11]	220	111
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[11]	55	28
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[11]	165	83
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[11]	610	307
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[11]	330	166
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[11]	55	28
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[11]	350	176
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[11]	95	48
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 4.064% 7/1/2017[5,11]	465	233
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[11]	70	35
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[11]	650	326
		2,244

Texas 0.06%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[4]	1,575	1,594
Total municipals		4,939
Total bonds, notes & other debt instruments (cost: $2,469,813,000)		2,478,926
Common stocks 0.00%	Shares
Consumer discretionary 0.00%
Party City Holdco, Inc.[8]	7,446	130
Party City Holdco, Inc.[4,8]	74	1
		131
Total common stocks (cost: $63,000)		131
Short-term securities 19.00%
Money market investments 19.00%
Capital Group Central Cash Fund 5.37%[12,13]	4,790,583	479,058
Total short-term securities (cost: $479,036,000)		479,058
Total investment securities 117.29% (cost: $2,948,912,000)		2,958,115

Other assets less liabilities (17.29)%	(436,147)
Net assets 100.00%	$2,521,968
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	1,611	9/30/2024	USD328,996	$567
5 Year U.S. Treasury Note Futures	Long	1,149	9/30/2024	122,458	557
10 Year U.S. Treasury Note Futures	Long	1,420	9/19/2024	156,178	1,171
10 Year Ultra U.S. Treasury Note Futures	Short	1,565	9/19/2024	(177,676)	(1,075)
30 Year U.S. Treasury Bond Futures	Long	448	9/19/2024	53,004	286
30 Year Ultra U.S. Treasury Bond Futures	Short	72	9/19/2024	(9,025)	(152)
					$1,354

29	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	2,462	EUR	2,646	Morgan Stanley	7/22/2024	$8
USD	2,060	EUR	2,204	Morgan Stanley	7/25/2024	(5)
						$3
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
5.0145%	Annual	SOFR	Annual	10/27/2025	USD275,000	$424	$—	$424
SOFR	Annual	3.3885%	Annual	4/18/2028	35,000	982	—	982
4.175%	Annual	SOFR	Annual	11/21/2028	140,000	257	—	257
SOFR	Annual	3.1585	Annual	1/18/2033	43,000	2,501	—	2,501
SOFR	Annual	3.2205	Annual	4/18/2033	58,000	3,176	—	3,176
4.133%	Annual	SOFR	Annual	11/20/2043	16,000	414	—	414
SOFR	Annual	3.949	Annual	11/21/2053	10,000	(331)	—	(331)
						$7,423	$—	$7,423
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
12.57%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL19,454	$64	$—	$64
Investments in affiliates13

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 19.00%
Money market investments 19.00%
Capital Group Central Cash Fund 5.37% [12]	$422,052	$643,469	$586,475	$(33)	$45	$479,058	$13,013

Capital Group Fixed Income ETF Trust	30

Capital Group Core Plus Income ETF (continued)
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1],8	12/6/2022	$3,499	$3,528	.14%
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1],8	12/6/2022	465	469.02
Stillwater Mining Co. 4.50% 11/16/2029	2/20/2024	1,086	1,101.05
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024	548	549.02
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[5],8	6/23/2023	771	779.03
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,6]	9/12/2023	267	274.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[3,6]	9/12/2023	3	4	.00 [14]
Sasol Financing USA, LLC 8.75% 5/3/2029	6/27/2024	102	102.01
		$6,741	$6,806	.28%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $660,581,000, which represented
26.19% of the net assets of the fund.

[5]	Step bond; coupon rate may change at a later date.
[6]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,495,000, which represented 0.14% of the net assets of the fund.

[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $6,806,000, which represented 0.28% of the net assets of the fund.

[8]	Value determined using significant unobservable inputs.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $7,581,000 , which represented .30% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Rate represents the seven-day yield at 6/30/2024.
[13]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Amount less than .01%.

31	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
Ref. = Refunding
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	32

Capital Group International Bond ETF (USD-Hedged)unaudited
Investment portfolio June 30, 2024

Bonds, notes & other debt instruments 90.39%		Principal amount (000)	Value (000)
Euros 29.31%
	AIB Group PLC, 2.25% 4/4/2028 (1-year EUR Mid-Swap + 1.30% on 4/4/2027)[1]	EUR150,000	$154
	Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	100,000	106
	American Tower Corp. 0.875% 5/21/2029	170,000	158
	AstraZeneca PLC 3.75% 3/3/2032	100,000	110
	AT&T, Inc. 1.60% 5/19/2028	270,000	270
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	300,000	334
	Belfius Bank SA 4.875% 6/11/2035 (5-year EUR Mid-Swap + 2.20% on 6/11/2030)[1]	100,000	108
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	290,000	310
	Belgium (Kingdom of) 3.50% 6/22/2055	120,000	125
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	100,000	101
	CaixaBank, SA, subordinated, 1.25% 6/18/2031 (5-year EUR Mid-Swap + 1.63% on 6/18/2026)[1]	300,000	303
	Deutsche Bank AG 4.125% 4/4/2030 (3-month EUR-EURIBOR + 1.50% on 4/4/2029)[1]	100,000	107
	Electricité de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027)[1]	200,000	200
	Equinix, Inc. 0.25% 3/15/2027	100,000	98
	Equinor ASA 1.375% 5/22/2032	100,000	92
	ESB Finance DAC 4.00% 5/3/2032	140,000	153
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	100,000	122
	European Financial Stability Facility., 3.375% 8/30/2038	500,000	539
	European Investment Bank., 2.75% 1/16/2034	250,000	261
	European Union 3.00% 3/4/2053	500,000	487
	Ford Motor Credit Co., LLC 4.445% 2/14/2030	100,000	108
	French Republic O.A.T. 1.25% 5/25/2034	890,000	793
	French Republic O.A.T. 3.00% 5/25/2054	665,000	620
	Germany (Federal Republic of) 2.10% 4/12/2029	2,050,000	2,159
	Germany (Federal Republic of) 2.20% 2/15/2034	1,500,000	1,568
	Germany (Federal Republic of) 2.50% 8/15/2054	330,000	341
	Iberdrola, SA, 1.874% 12/31/2079 (5-year EUR Mid-Swap + 2.321% on 4/28/2026)[1]	200,000	206
	Indonesia (Republic of) 0.90% 2/14/2027	125,000	124
	Intesa Sanpaolo SpA 5.625% 3/8/2033	170,000	199
	Ireland (Republic of) 1.50% 5/15/2050	590,000	442
	Italy (Republic of) 0.50% 7/15/2028	250,000	238
	Italy (Republic of) 3.35% 7/1/2029	650,000	690
	Italy (Republic of) 3.85% 7/1/2034	530,000	560
	Italy (Republic of) 4.45% 9/1/2043	290,000	310
	Italy (Republic of) 4.50% 10/1/2053	115,000	122
	KBC Groep NV 4.75% 4/17/2035 (5-year EUR Mid-Swap + 2.25% on 4/17/2030)[1]	100,000	108
	McDonalds Corp. 0.25% 10/4/2028[2]	100,000	94
	National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	100,000	118
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	240,000	224
	PepsiCo, Inc. 0.75% 10/14/2033	100,000	85
	Philip Morris International, Inc. 0.80% 8/1/2031	100,000	88
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[1]	100,000	115
	Romania 3.624% 5/26/2030	100,000	99
	Spain (Kingdom of) 1.90% 10/31/2052	750,000	527
	Svenska Handelsbanken AB 5.00% 8/16/2034 (5-year EUR Mid-Swap + 1.90% on 8/16/2029)[1]	210,000	232
	UBS Group AG 7.75% 3/1/2029 (1-year EUR-ICE Swap EURIBOR + 4.95% on 3/1/2028)[1]	125,000	151
			14,459

33	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged) (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Japanese yen 12.97%
	Japan, Series 346, 0.10% 3/20/2027	JPY157,800,000	$974
	Japan 0.10% 12/20/2029	161,000,000	974
	Japan 0.10% 12/20/2031	100,750,000	594
	Japan 0.50% 12/20/2032	181,200,000	1,090
	Japan 0.50% 12/20/2038	510,250,000	2,764
			6,396

South Korean won 7.55%
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW1,418,870,000	1,004
	South Korea (Republic of) 3.25% 3/10/2029	2,051,980,000	1,493
	South Korea (Republic of), Series 3312, 4.125% 12/10/2033	1,581,030,000	1,228
			3,725

British pounds 7.30%
	NatWest Group PLC 2.875% 9/19/2026 (1-year EUR (vs. 6-month GBP-LIBOR) + 1.49% on 9/19/2025)[1]	GBP200,000	245
	United Kingdom 0.875% 10/22/2029	3,110,000	3,357
			3,602

Australian dollars 4.26%
	Australia (Commonwealth of) 3.50% 12/21/2034	AUD1,400,000	869
	New South Wales Treasury Corp. 4.75% 2/20/2035	1,904,000	1,234
			2,103

Brazilian reais 3.26%
	Brazil (Federative Republic of) 0% 1/1/2025	BRL2,814,000	478
	Brazil (Federative Republic of) 0% 4/1/2025	2,892,000	478
	Brazil (Federative Republic of) 10.00% 1/1/2031	3,000,000	485
	Brazil (Federative Republic of) 6.00% 8/15/2050	996,613	168
			1,609

Canadian dollars 3.07%
	Canada (Government) 4.00% 3/1/2029	CAD1,250,000	933
	Quebec Canada (Province of) 3.10% 12/1/2051	1,000,000	584
			1,517

Mexican pesos 2.56%
	United Mexican States, Series M, 8.00% 7/31/2053	MXN28,600,000	1,263

Malaysian ringgits 1.36%
	Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	MYR1,910,000	403
	Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	1,250,000	268
			671

Indonesian rupiah 1.08%
	Indonesia (Republic of) 7.50% 4/15/2040	IDR8,414,000,000	532

New Zealand dollars 0.87%
	New Zealand 3.00% 4/20/2029	NZD750,000	427

Polish zloty 0.77%
	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN1,750,000	382

Thai baht 0.74%
	Thailand (Kingdom of) 3.45% 6/17/2043	THB12,930,000	363

Capital Group Fixed Income ETF Trust	34

Capital Group International Bond ETF (USD-Hedged) (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Singapore dollars 0.64%
	Singapore (Republic of) 3.375% 9/1/2033	SGD420,000	$314

Indian rupees 0.39%
	Inter-American Development Bank 7.00% 1/25/2029	INR16,000,000	191

Turkish lira 0.10%
	Turkey (Republic of) 12.60% 10/1/2025	TRY2,100,000	49

U.S. dollars 14.16%
	Amgen, Inc. 5.65% 3/2/2053	USD75,000	74
	Angola (Republic of) 9.50% 11/12/2025	200,000	203
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	70,000	68
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.032% 9/15/2034[3,4,5]	95,925	95
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[3,4,5]	94,318	93
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	220,000	202
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.435% 2/25/2044[3,4,5]	90,604	91
	Ecopetrol SA 8.625% 1/19/2029	200,000	211
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	200,000	199
	Export Import Bank of Thailand 5.354% 5/16/2029	250,000	251
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/2042[3,4,5]	100,000	107
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	200,000	187
	Korea Gas Corp. 5.00% 7/8/2029[4]	200,000	200
	MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	200,000	200
	Oleoducto Central SA 4.00% 7/14/2027[4]	200,000	185
	Petroleos Mexicanos 4.25% 1/15/2025	100,000	99
	Petroleos Mexicanos 6.875% 10/16/2025	150,000	150
	Petroleos Mexicanos 6.875% 8/4/2026	200,000	196
	Petroleos Mexicanos 6.70% 2/16/2032	100,000	84
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	70,000	67
	Sasol Financing USA, LLC 4.375% 9/18/2026	200,000	189
	Stillwater Mining Co. 4.00% 11/16/2026[2]	200,000	183
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	150,000	141
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[3,6]	1,550,000	1,498
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[3,6]	2,040,000	2,012
			6,985
Short-term securities 16.50%		Shares
Money market investments 12.19%
	Capital Group Central Cash Fund 5.37%[7,8]	60,138	6,014

35	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged) (continued)
Short-term securities (continued)	Weighted average yield at acquistion	Principal amount (000)	Value (000)
Bills & notes of governments & government agencies outside the U.S. 4.31%
Egypt (Arab Republic of) 9/17/2024	23.786%	EGP7,600,000	$150
Japan 11/20/2024	0.01	JPY200,000,000	1,243
Japan 12/10/2024	0.01	117,500,000	730
			2,123
Total Investments 106.89% (cost: $53,056,000)			52,725
Other assets less liabilities (6.89)%			(3,400)
Net Assets 100.00%			$49,325
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year Euro-Schatz Futures	Long	34	9/6/2024	USD3,594	$(2)
2 Year U.S. Treasury Note Futures	Long	15	9/30/2024	3,063	(2)
3 Year Australian Treasury Bond Futures	Long	13	9/16/2024	1,371	(4)
5 Year Euro-Bobl Futures	Long	13	9/6/2024	1,514	(3)
5 Year U.S. Treasury Note Futures	Short	12	9/30/2024	(1,279)	4
10 Year Euro-Bund Futures	Long	6	9/6/2024	790	(6)
10 Year UK Gilt Futures	Long	23	9/26/2024	2,244	(28)
10 Year Ultra U.S. Treasury Note Futures	Short	2	9/19/2024	(227)	2
30 Year Euro-Buxl Futures	Short	8	9/6/2024	(1,042)	21
30 Year Ultra U.S. Treasury Bond Futures	Short	12	9/19/2024	(1,504)	37
					$19
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	2,570,000	KRW	1,850	Standard Chartered Bank	7/29/2024	$(15)
USD	4,640	EUR	4,980	Standard Chartered Bank	7/29/2024	4
USD	4,600	EUR	4,944	Standard Chartered Bank	8/27/2024	4
USD	2,770	BRL	505	Standard Chartered Bank	9/3/2024	13
USD	3,200	MYR	683	Standard Chartered Bank	9/18/2024	4
USD	2,870	GBP	3,644	Morgan Stanley	9/18/2024	14
USD	2,079	CAD	1,525	BNY Mellon	9/18/2024	3
USD	720	NZD	440	BNY Mellon	9/18/2024	2
USD	440	SGD	326	BNY Mellon	9/18/2024	— [9]
USD	20,010	MXN	1,090	BNY Mellon	9/18/2024	9
USD	3,230	AUD	2,151	BNY Mellon	9/18/2024	(8)
USD	5,750,000	IDR	350	Standard Chartered Bank	9/18/2024	(1)
USD	13,400	THB	366	Standard Chartered Bank	9/18/2024	(1)
USD	4,750	EUR	5,110	Standard Chartered Bank	9/18/2024	4
USD	1,590	PLN	395	BNY Mellon	9/18/2024	1
USD	1,017,500	JPY	6,452	BNY Mellon	9/18/2024	53
EUR	245	USD	263	UBS AG	9/18/2024	— [9]
USD	2,562,000	KRW	1,850	Standard Chartered Bank	9/19/2024	(15)
USD	7,080	CNH	977	Standard Chartered Bank	9/19/2024	2
USD	200,000	JPY	1,272	Barclays Bank PLC	11/20/2024	3
USD	127,760	JPY	820	BNY Mellon	12/12/2024	6

Capital Group Fixed Income ETF Trust	36

Capital Group International Bond ETF (USD-Hedged) (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	2,725	BRL	491	Standard Chartered Bank	1/6/2025	$13
USD	2,750	BRL	490	Standard Chartered Bank	4/4/2025	13
						$108
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.S42	5.00%	Quarterly	6/20/2029	USD250	$(16)	$(16)	$— [9]
Investments in affiliates8

	Value at 6/25/2024[10] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 12.19%
Money market investments 12.19%
Capital Group Central Cash Fund 5.37% [7]	$—	$41,053	$35,039	$—	$—	$6,014	$10
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stillwater Mining Co. 4.00% 11/16/2026	6/25/2024	$184	$183	.38%
McDonalds Corp. 0.25% 10/4/2028	6/25/2024	94	94.19
		$278	$277	.57%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $277,000, which represented 0.57% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $771,000, which represented
1.56% of the net assets of the fund.

[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Purchased on a TBA basis.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Amount less than one thousand.
[10]	Commencement of operations.

37	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged) (continued)

Key to abbreviation(s)
AUD = Australian dollars
BRL = Brazilian reais
CAD = Canadian dollars
CME = CME Group
CNH = Chinese yuan renminbi
DAC = Designated Activity Company
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NZD = New Zealand dollars
PLN = Polish zloty
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	38

Capital Group Municipal Income ETFunaudited
Investment portfolio June 30, 2024

Bonds, notes & other debt instruments 94.73%	Principal amount (000)	Value (000)
Alabama 4.09%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	USD 1,000	$1,096
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	1,250	1,245
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2023-D-1, 5.50% 6/1/2049 (put 2/1/2029)	550	584
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	7,500	7,532
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-F, 5.50% 11/1/2053 (put 12/1/2028)	750	796
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	1,885	2,039
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	2,010	2,165
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	3,655	3,913
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2049	2,500	2,653
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2039	1,715	1,884
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	640	709
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2044	655	718
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	2,025	2,060
City of Prattville, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Union Camp Corp. Project), Series 1998, 5.30% 9/1/2028	1,250	1,323
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 2.00% 11/1/2033 (put 10/1/2024)	2,000	1,986
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	1,000	1,055
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	500	497
		32,255
Alaska 0.38%
Housing Fin. Corp., State Capital Project Bonds, Series 2015-A, 4.00% 12/1/2030 (preref. 6/15/2025)	1,500	1,509
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2026	1,455	1,497
		3,006
Arizona 2.68%
City of Glendale, Senior Excise Tax Rev. and Ref. Ref. Obligations, Series 2024, 5.00% 7/1/2038	1,250	1,436
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	950	998
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2021-A, 4.00% 11/1/2040	500	495
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2036	310	306
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 4.00% 7/1/2029[1]	200	198
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029[1]	1,500	1,433
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 3.00% 12/15/2031[1]	235	215
Industrial Dev. Auth., Education Rev. Ref. Bonds (Doral Academy of Northern Nevada Project), Series 2021-A, 4.00% 7/15/2029[1]	200	199
Industrial Dev. Auth., Education Rev. Ref. Bonds (Doral Academy of Northern Nevada Project), Series 2021-A, 4.00% 7/15/2030[1]	200	198
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	1,143	1,075
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047[1]	1,500	1,372
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/2041	1,000	1,070
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	750	675
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040	2,140	1,924

39	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	USD 2,500	$2,069
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	820	679
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	3,500	3,584
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2042	1,000	1,121
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2023, 5.00% 7/1/2026	1,000	1,037
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2019-A, 5.00% 6/1/2042	1,000	1,054
		21,138
Arkansas 0.25%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049[1]	2,000	1,976
California 8.09%
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	3,000	3,007
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	850	901
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	1,250	1,336
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-F, 5.50% 10/1/2054 (put 11/1/2030)	650	711
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	1,000	1,069
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043[1]	450	381
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[1]	500	431
Davis Joint Unified School Dist., G.O Bonds, 2018 Election, Series 2020, BAM insured, 3.00% 8/1/2034	750	692
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.00% 10/1/2038	525	560
Escondido Union High School Dist., G.O. Bonds, 2014 Election, Series 2015-A, 4.25% 2/1/2045 (preref. 8/1/2025)	1,000	1,012
Escondido Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028	500	436
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class ACA, 2.25% 9/25/2037	1,239	1,004
Fremont Unified School Dist., G.O. Bonds, 2014 Election, Series 2021-D, 3.00% 8/1/2033	1,600	1,490
G.O. Bonds., Series 2024, 5.00% 9/1/2041	2,000	2,276
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2032	500	572
G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 8/1/2033	2,000	2,018
G.O. Rev. Ref. Bonds, Series 2019, 3.00% 10/1/2037	500	458
Glendale Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2041	2,150	1,033
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2032	500	370
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2036	1,000	623
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2025 (escrowed to maturity)	1,000	968
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2040	750	838
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	500	401
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 3.00% 11/1/2038	635	569
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2038	430	467
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2014-A, 5.00% 10/1/2024	580	581
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 1/15/2035	2,312	2,375
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	951	910
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	1,776	1,650
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	1,787	1,859
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[1]	500	473
City of Long Beach, Harbor Rev. Bonds, Series 2015-C, AMT, 5.00% 5/15/2026	720	728

Capital Group Fixed Income ETF Trust	40

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-D, AMT, 5.00% 5/15/2026	USD 495	$508
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037	1,000	1,039
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 5.00% 5/15/2039	1,000	1,046
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 4.00% 5/15/2048	1,000	951
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2042	1,000	1,109
Monrovia Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1997 Election, Series 2001-B, National insured, 0% 8/1/2032	750	561
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	180	182
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	140	141
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030	500	520
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	265	267
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	1,250	1,317
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	1,605	1,534
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	1,000	1,000
Newport-Mesa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2011, 0% 8/1/2033	700	518
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 7/1/2049 (put 7/1/2024)	2,000	2,000
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 8/1/2034	1,000	1,014
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2038	450	480
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2041	820	933
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2041	1,000	1,020
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2035	1,050	1,217
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-B, 4.00% 5/1/2041	1,405	1,432
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2028	115	100
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2029	140	117
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	215	209
Rowland Unified School Dist., G.O. Bonds, 2006 Election, Capital Appreciation Bonds, Series 2009-B, 0% 8/1/2034	500	336
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034	750	525
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044	500	515
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2033[1]	800	865
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2038[1]	710	757
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.25% 9/1/2038[1]	875	948
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 3.00% 6/15/2045	1,000	814
San Jacinto Unified School Dist., G.O. Bonds, 2016 Election, Series 2022, 4.00% 8/1/2043	1,105	1,124
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041	1,500	1,529
City of San Jose, Multi Family Housing Rev. Bonds (Parkmoor), Series 2023-F-2, 5.00% 6/1/2027 (put 6/1/2026)	215	220
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 5/15/2027	500	520
Stockton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-D, Assured Guaranty Municipal insured, 0% 8/1/2033	1,000	722

41	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2039	USD 2,000	$2,314
City of Vernon, Electric System Rev. Bonds, Series 2021-A, 5.00% 4/1/2025	750	757
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2032	750	545
		63,905
Colorado 2.56%
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax G.O Rev. Ref. and Improvement Bonds, Series 2018-A, 5.25% 12/1/2038	650	644
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	500	481
Bridge and Tunnel Enterprise, Infrastructure Rev. Bonds, Series 2024-A, Assured Guaranty Municipal insured, 5.00% 12/1/2041	750	832
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2035	530	515
Crowfoot Valley Ranch Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018-A, 5.625% 12/1/2038	555	552
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028	1,250	1,315
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2034	1,145	1,269
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040[1]	835	805
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	310	345
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 9/1/2027	500	445
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.25% 4/1/2039[1]	1,500	1,561
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.50% 4/1/2044[1]	375	389
Health Facs. Auth., Rev. Bonds (Sanford), Series 2019-A, 4.00% 11/1/2039	2,445	2,382
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2035	500	501
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/2037	1,000	1,007
Housing and Fin. Auth., Multi Family Housing Rev. Bonds (Wintergreen Ridge Apartments Project), Series 2023, 4.00% 5/1/2041 (put 5/1/2025)	275	275
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	985	1,067
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	500	494
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	500	462
North Range Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.625% 12/1/2037	625	626
Town of Parker, Cottonwood Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2019-A, 5.00% 12/1/2049	500	497
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	500	510
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 12/1/2029	500	484
Talon Pointe Metropolitan Dist., G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2039	955	787
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2017-A-2, 4.00% 6/1/2039	1,500	1,504
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	500	448
		20,197
Connecticut 0.51%
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 5.00% 7/15/2038	555	595
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	770	761
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	310	310
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 5.75% 2/1/2025[1]	500	501

Capital Group Fixed Income ETF Trust	42

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030[1]	USD 1,000	$1,017
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045[1]	308	309
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039[1]	500	502
		3,995
Delaware 0.15%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029	400	391
G.O. Bonds, Series 2021, 2.00% 2/1/2036	1,000	792
		1,183
District of Columbia 2.15%
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2025	1,000	1,014
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2044	1,000	1,011
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	135	140
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 5/1/2037	980	1,078
Income Tax Secured Rev. Bonds, Series 2020-A, 3.00% 3/1/2041	2,000	1,753
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 4.00% 7/15/2020	750	753
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 5.00% 7/15/2045	1,500	1,591
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 4.00% 7/15/2034	1,030	1,073
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 4.00% 7/15/2043	1,000	987
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2025	1,080	1,098
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2030	1,155	1,232
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 10/1/2032	1,000	1,022
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 10/1/2035	1,000	1,019
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2023-A, AMT, 5.25% 10/1/2043	1,000	1,083
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 5.00% 10/1/2033	1,055	1,123
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	1,000	1,006
		16,983
Florida 2.94%
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Pinnacle 441 Phase 2), Series 2023, 4.05% 9/1/2056 (put 3/1/2026)	480	481
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027[1]	380	374
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 4.00% 10/15/2029[1]	400	397
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031[1]	500	482
Citizens Property Insurance Corp., Coastal Account Senior Secured Bonds, Series 2015-A-1, 5.00% 6/1/2025 (preref. 12/1/2024)	590	594
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.00% 6/1/2034[1]	595	612
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2036	1,325	1,359
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.50% 6/15/2038[1]	1,000	1,110
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	2,000	1,743
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.125% 7/1/2032 (put 7/1/2026)[1]	1,000	1,027

43	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 202-A, AMT, 5.00% 10/1/2029	USD 1,350	$1,429
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 10/1/2033	1,000	1,001
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 4.75% 5/1/2031	590	604
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	305	303
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	1,050	1,130
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-5, 6.25% 1/1/2054	900	992
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-1, 5.25% 7/1/2054	495	514
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	1,185	1,299
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	230	255
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 4.00% 4/1/2037	1,000	1,001
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	620	620
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cutler Vista), Series 2023, 5.00% 3/1/2027 (put 9/1/2025)	555	561
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Emerald Dunes), Series 2023-B, 4.05% 9/1/2026 (put 9/1/2025)	500	501
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026	1,075	1,048
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	250	216
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2021-B, 5.00% 10/1/2030	1,435	1,527
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2021-C, 3.00% 7/1/2046	2,500	2,043
		23,223
Georgia 2.25%
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2023-G, AMT, 5.00% 7/1/2026	355	364
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040	500	492
Augusta Dev. Auth., Rev. Bonds (AU Health System, Inc. Project), Series 2018, 4.00% 7/1/2038	460	460
G.O. Bonds, Series 2022-A, 5.00% 7/1/2036	575	657
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 5/1/2052 (put 12/1/2028)	695	698
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	2,750	2,762
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	615	653
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)	1,140	1,211
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	3,340	3,541
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-C, 5.00% 12/1/2054 (put 12/1/2031)	2,165	2,286
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2027	620	641
Private Colleges and Universities Auth., Rev. Bonds (Emory University), Series 2022-A, 5.00% 9/1/2032	500	570
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038[1]	3,500	3,460
		17,795
Guam 0.42%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	1,250	1,313
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	1,000	1,004
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,000	1,003
		3,320
Hawaii 1.39%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2029	500	523
Airports System Rev. Bonds, Series 2020-A, AMT, 4.00% 7/1/2035	500	502
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2035	1,965	2,041
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	500	326
G.O. Bonds, Series 2016-FG, 4.00% 10/1/2033	2,000	2,008
Harbor System Rev. Bonds, Series 2020-A, AMT, 5.00% 7/1/2028	1,000	1,045

Capital Group Fixed Income ETF Trust	44

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii (continued)
City and County of Honolulu, G.O. Bonds, Series 2021-A, 4.00% 7/1/2041	USD 500	$506
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2023-C, 3.00% 7/1/2034	1,030	999
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-A, 5.00% 7/1/2045 (preref. 7/1/2025)	3,000	3,052
		11,002
Idaho 0.32%
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	1,680	1,807
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	635	696
		2,503
Illinois 6.04%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2021-A, 3.00% 6/15/2032	500	466
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2023, 5.25% 4/1/2036	250	281
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033	1,350	1,419
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2037	1,000	1,035
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	1,500	1,537
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	500	502
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2026	1,250	1,279
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2030	500	519
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	1,250	1,287
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	500	440
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2027	1,040	899
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2028	1,130	1,173
City of Chicago, G.O Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 1/1/2026 (escrowed to maturity)	500	473
City of Chicago, G.O. Bonds, Series 2021-A, 4.00% 1/1/2035	500	501
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 1/1/2038	1,500	1,561
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	800	823
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2025	500	472
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), Series 2017, 5.00% 6/1/2026	775	793
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2025	1,000	1,007
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM insured, 5.00% 1/1/2041	400	441
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2026	1,000	942
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028	1,000	1,028
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2039	500	551
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A, 4.00% 11/1/2030	415	416
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	2,000	2,014
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2037	2,000	2,007
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.00% 11/15/2033	1,000	970
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)	2,000	2,045
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 4.00% 11/15/2039	500	476
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2038	1,000	1,002
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-A, 5.25% 4/1/2042	750	853
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	500	503
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	1,565	1,588

45	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030)[1]	USD 500	$532
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2047	665	552
G.O. Bonds, Series 2017-D, 5.00% 11/1/2024	1,225	1,230
G.O. Bonds, Series 2014, 5.00% 5/1/2026	1,000	1,001
G.O. Bonds, Series 2016, 4.00% 6/1/2033	1,060	1,054
G.O. Bonds, Series 2024-B, 5.25% 5/1/2042	1,000	1,110
Housing Dev. Auth., Multi Family Housing Rev. Bonds (6900 Crandon), Series 2023, 5.00% 2/1/2027 (put 2/1/2026)	700	709
Housing Dev. Auth., Multi Family Housing Rev. Bonds (South Shore HHDC), Series 2023, 5.00% 2/1/2027 (put 2/1/2026)	650	658
Housing Dev. Auth., Rev. Bonds, Series 2022-A, 3.50% 4/1/2052	830	812
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054	995	1,099
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	1,410	1,566
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 1994, National insured, 0% 6/15/2028	1,055	899
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 6/15/2030	1,055	837
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2032	925	670
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Capital Appreciation Bonds, National insured, Series 2002-A, 0% 12/15/2030	1,000	770
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2027	1,040	927
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 5.00% 1/1/2029	510	544
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2029	665	705
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.00% 1/1/2042	600	666
		47,644
Indiana 1.49%
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	1,250	1,253
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health), Series 2023-B-1, 5.00% 10/1/2062 (put 7/1/2028)	755	797
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	655	614
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	1,000	1,005
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	1,000	938
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2016-B, 3.00% 10/1/2046	1,065	838
City of Franklin, Econ. Dev. Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 7/1/2027	400	413
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	880	870
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053	415	437
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034[1]	1,060	1,093
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)	2,750	2,759
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)	250	251
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)	500	510
		11,778

Capital Group Fixed Income ETF Trust	46

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Iowa 0.85%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 4.00% 12/1/2050 (put 12/1/2032)	USD 2,000	$2,098
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	1,000	1,057
Fin. Auth., Multi Family Housing Rev. Bonds (AHEPA 192-IV Apartments Projects), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)	650	656
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	1,500	1,530
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2029	350	364
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2038	1,000	987
		6,692
Kansas 0.07%
Dev. Fin. Auth., Hospital Rev. Bonds (Advent Health Obligated Group), Series 2021-B, 5.00% 11/15/2054 (put 11/15/2028)	500	531
Kentucky 1.25%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2040	500	502
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032[1]	1,370	1,370
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2019-A-1, AMT, 5.00% 6/1/2029	500	518
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	165	168
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	600	664
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	240	263
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2/1/2050 (put 2/1/2028)	500	501
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	500	499
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	2,050	2,214
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	2,005	2,119
County of Trimble, Environmental Facs. Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2023-A, AMT, 4.70% 6/1/2054 (put 6/1/2027)[2]	1,000	1,006
		9,824
Louisiana 0.76%
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	1,000	998
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	390	417
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Louisiana Insurance Guaranty Assn. Project), Series 2022-B, 5.00% 8/15/2027	1,000	1,037
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2041	400	432
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	1,300	1,081
Public Facs. Auth., Hospital Rev. Bonds (Louisiana Children’s Medical Center Project), Series 2015-A-3, 5.00% 6/1/2045 (put 6/1/2028)	365	380
Public Facs. Auth., Solid Waste Disposal Fac. Rev. Bonds (Elementus Materials, LLC Project), Series 2023, AMT, 5.00% 1/1/2043 (put 11/1/2025)[1]	1,135	1,143
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.75% 10/1/2053 (put 10/1/2028)[1]	500	541
		6,029
Maine 0.36%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-2, AMT, 4.375% 8/1/2035 (put 8/1/2025)[1]	1,500	1,497
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015, AMT, 5.125% 8/1/2035 (put 8/1/2025)[1]	500	503
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 3.00% 7/1/2040	1,000	854
		2,854

47	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland 0.67%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	USD 500	$504
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	2,365	2,286
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	1,070	1,136
County of Montgomery, Rev. Ref. Bonds (Dept. of Liquor Control), Series 2019-A, 4.00% 6/15/2037	750	762
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	735	593
		5,281
Massachusetts 0.99%
Clean Water Trust, Revolving Fund Rev. Ref. Green Bonds, Series 2023-2B, 5.00% 2/1/2040	1,000	1,132
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2020-A-2, 4.00% 7/1/2041	1,000	977
Dev. Fin. Agcy., Rev. Bonds (Partners Healthcare System Issue), Series 2017-S, 4.00% 7/1/2035	500	502
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	500	510
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-M, AMT, 5.00% 7/1/2027	1,000	1,029
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	80	79
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044	235	226
Massachusetts Bay Transportation Auth., Sales Tax Rev. Bonds, Series 2021, 4.00% 5/1/2025	3,380	3,395
		7,850
Michigan 1.87%
Building Auth., Rev. Bonds (Facs. Program), Series 2021-I, 4.00% 10/15/2041	500	496
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2046	1,000	1,022
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A, 5.00% 12/1/2041	500	522
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2033	500	542
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 4.00% 6/1/2035	1,000	1,018
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2025	3,000	3,051
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046	500	507
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 12/1/2053	435	461
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	1,030	1,095
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	900	973
Roseville Community Schools, G.O. Rev. Ref. Bonds, Series 2015, 5.00% 5/1/2032 (preref. 5/1/2025)	410	416
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, AMT, 5.00% 12/31/2028	550	566
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	1,250	1,252
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 12/1/2025	2,800	2,847
		14,768
Minnesota 0.81%
G.O. Bonds, Various Purpose Rev. Ref. Bonds, Series 2023-D, 5.00% 8/1/2033	1,735	2,019
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	850	809
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 1.90% 7/1/2029	735	637
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	1,590	1,543
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	1,390	1,344
		6,352
Mississippi 0.05%
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 6/1/2051	400	386
Missouri 1.12%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2029	385	371
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2035	1,315	1,358
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	420	412

Capital Group Fixed Income ETF Trust	48

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-B, 5.50% 5/1/2053	USD 1,210	$1,286
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	1,000	1,118
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	1,825	1,968
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	1,300	1,426
City of Kansas City, Planned Industrial Expansion Auth., Multi Family Housing Rev. Bonds (The Depot on Old Santa Fe), Series 2023, 5.00% 7/1/2045 (put 7/1/2027)	750	768
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-B-2, 4.325% 8/15/2047	75	75
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-B-1, 4.825% 8/15/2047	35	35
		8,817
Montana 0.27%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	1,500	1,489
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028	650	652
		2,141
Nebraska 0.35%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2019, 4.00% 12/1/2049 (put 8/1/2025)	1,000	1,001
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2044	1,395	1,344
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 2.35% 9/1/2035	500	412
		2,757
Nevada 1.73%
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029[1]	420	420
County of Clark, Airport System Rev. Notes, Series 2021-B, AMT, 5.00% 7/1/2024	1,000	1,000
County of Clark, Airport System Rev. Notes, Series 2021-B, AMT, 5.00% 7/1/2025	1,035	1,049
County of Clark, Limited Tax G.O. Park Improvement Bonds, Series 2018, 5.00% 12/1/2031	600	643
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2033	515	548
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2043	1,500	1,575
Highway Rev. Improvement and Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2016, 5.00% 12/1/2025	2,000	2,051
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.50% 6/1/2038	375	393
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.75% 6/1/2042	965	763
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	1,000	1,104
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2038	350	391
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2023-A, 5.00% 6/1/2044	1,000	1,092
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2036	1,700	1,747
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement Bonds, Series 2022-A, 4.00% 6/1/2035	500	520
City of North Las Vegas, Special Improvement Dist. No. 65 (Northern Beltway Commercial Area), Local Improvement Bonds, Series 2017, 4.00% 12/1/2027[1]	400	393
		13,689
New Hampshire 1.07%
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	510	532
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055	200	214
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	1,000	1,084
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	1,465	1,438

49	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire (continued)
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	USD 1,026	$989
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	1,033	974
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	1,599	1,488
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	1,087	1,065
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033[1]	435	445
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038[1]	220	227
		8,456
New Jersey 2.57%
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	2,000	2,002
Educational Facs. Auth., Rev. Bonds (Princeton University), Series 2014-A, 5.00% 7/1/2044	1,300	1,300
County of Gloucester, Improvement Auth., Rev. Ref. Bonds (Rowan University Project), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 11/1/2028	1,750	1,809
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2032	500	523
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2033	610	626
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	330	307
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	900	859
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	595	592
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	385	378
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052	2,355	2,258
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	995	1,055
County of Hudson, Jersey City Municipal Utilities Auth., Sewer Project Notes, Series 2024-B, 5.00% 5/1/2025	85	86
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-AA, 5.00% 6/15/2035	600	677
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-BB, 5.00% 6/15/2037	600	675
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2027	500	527
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2036	500	526
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2026	500	457
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2028	455	387
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2035	550	356
Turnpike Auth., Turnpike Rev. Bonds, Series 2015-E, 5.00% 1/1/2045	4,820	4,846
		20,246
New Mexico 0.61%
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 5.05% 10/1/2044	550	549
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	1,750	1,403
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-C, 3.875% 6/1/2040 (put 6/1/2029)	450	453
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 8/1/2037	815	817
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	1,630	1,600
		4,822
New York 7.61%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.50% 6/1/2044	400	392
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	500	508
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.00% 6/1/2032[1]	250	264

Capital Group Fixed Income ETF Trust	50

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045[1]	USD 500	$502
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2037	1,000	1,015
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2040	250	283
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2042	1,110	1,095
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 5.00% 3/15/2044	1,000	1,080
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2039	755	793
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	120	120
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026)[1]	500	487
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030)[1]	500	518
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.60% 11/1/2062 (put 5/1/2027)	720	720
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 4.00% 2/15/2043	1,000	977
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	995	730
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035	600	630
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	805	853
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-1, 5.00% 7/1/2028 (put 7/1/2026)	1,175	1,206
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	325	325
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2025	110	112
New York City G.O. Bonds, Series 2009-B-3, 5.00% 9/1/2027	4,000	4,228
New York City G.O. Bonds, Series 2023-1, 5.00% 8/1/2036	565	646
New York City G.O. Bonds, Series 2024-C, 5.00% 3/1/2042	1,005	1,121
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 3.00% 2/15/2026	1,440	1,432
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-1-B, 2.05% 11/1/2031	530	440
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.40% 11/1/2046	500	344
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 2.00% 1/1/2038	2,375	1,770
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-CC-1, 4.00% 6/15/2037	750	757
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-3, 4.00% 6/15/2042	1,170	1,168
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-1, 5.00% 2/1/2030	500	504
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-B-1, 5.00% 11/1/2034	500	509
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 4.00% 5/1/2035	500	516
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-D, 5.00% 11/1/2038	1,000	1,143
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-2, 5.00% 5/1/2039	530	564
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043[1]	465	510
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	1,000	952
Port Auth., Consolidated Bonds, Series 221, AMT, 4.00% 7/15/2038	900	891
Port Auth., Consolidated Bonds, Series 221, AMT, 4.00% 7/15/2039	1,120	1,106
County of Rockland, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Rockland Gardens Project), Series 2023, 4.65% 5/1/2027 (put 5/1/2025)	600	601
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 5.75% 12/1/2044	1,000	1,043
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031[1]	1,000	1,006
Thruway Auth., General Rev. Bonds, Series 2021-O, 4.00% 1/1/2040	1,000	1,005
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 5.00% 3/15/2025 (escrowed to maturity)	1,000	1,012
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 5.00% 3/15/2029	500	541
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2036	1,125	1,161
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 5.00% 3/15/2041	1,010	1,124
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 3.00% 3/15/2048	500	399
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	820	800
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2024	1,250	1,254
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034	500	543

51	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	USD 750	$786
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	385	385
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	500	519
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	1,500	1,504
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	1,500	1,548
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	2,000	2,262
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	500	520
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	1,500	1,471
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, Assured Guaranty Municipal insured, 5.50% 6/30/2042	1,000	1,089
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.25% 6/30/2044	1,000	1,064
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2023-B-1, 5.00% 11/15/2040	1,000	1,125
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Anticipation Notes (MTA Bridges and Tunnels), Series 2022-A, 5.00% 8/15/2024 (escrowed to maturity)	400	401
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Anticipation Notes (MTA Bridges and Tunnels), Series 2022-A, 5.00% 8/15/2024	325	326
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2034	550	629
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.00% 11/15/2043 (put 11/15/2025)	850	869
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2037	1,000	1,016
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 4.00% 3/15/2038	1,500	1,516
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	500	395
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	840	966
		60,091
North Carolina 0.82%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2030	500	531
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-A, AMT, 5.00% 7/1/2048	500	545
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	125	125
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 50, 5.50% 1/1/2054	700	742
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	550	599
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	560	623
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	615	611
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-A, 5.00% 10/1/2039	500	532
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, 4.05% 1/1/2028 (put 1/1/2027)	1,360	1,358
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 5/1/2025	515	520
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2043	560	251
		6,437

Capital Group Fixed Income ETF Trust	52

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Dakota 0.36%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	USD 300	$300
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	1,255	1,216
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	695	733
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	115	122
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038	500	496
		2,867
Ohio 1.99%
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	940	946
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	1,000	883
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	500	481
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 3.75% 1/15/2028[1]	555	555
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038[1]	1,500	1,507
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, Class 1, 5.00% 6/1/2033	750	806
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055[1]	250	207
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Dering Family Homes Project), Series 2023, 5.00% 7/1/2045 (put 2/1/2027)	800	815
County of Cuyahoga, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Wade Park Apartments), Series 2022, 4.75% 12/1/2027 (put 12/1/2025)	460	463
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 5.00% 11/1/2031	540	603
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 4.00% 11/1/2040	1,000	986
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033[1]	420	411
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038[1]	250	240
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	1,000	938
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Robert Cassidy Manor Project), Series 2023, 5.00% 4/1/2026 (put 4/1/2025)	475	478
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-A, 5.50% 3/1/2053	990	1,038
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	750	819
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program II), Series 2023-B, 5.00% 12/1/2034	1,250	1,438
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 12/31/2025	1,300	1,310
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 5.00% 7/1/2027	740	763
		15,687

53	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oklahoma 0.85%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	USD 775	$845
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	750	821
Oklahoma City Water Utilities Trust, Water and Sewer System Rev. Ref. Bonds, Series 2016, 4.00% 7/1/2042 (preref. 7/1/2026)	2,000	2,033
Oklahoma City Water Utilities Trust, Water and Sewer System Rev. Ref. Bonds, Series 2016, 4.00% 7/1/2046 (preref. 7/1/2026)	2,000	2,033
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds, Series 2015, AMT, 5.00% 6/1/2035 (put 6/1/2025)	1,000	1,009
		6,741
Oregon 1.13%
Dept. of Administrative Services, State Lottery Rev. Ref. Bonds, Series 2024-A, 5.00% 4/1/2025	1,215	1,230
G.O. Bonds, Series 2021-A, 5.00% 5/1/2026	1,050	1,084
G.O. Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2034	500	578
G.O. Bonds (Higher Education), Series 2015-O, 5.00% 8/1/2030 (preref. 8/1/2025)	1,820	1,855
G.O. Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	255	270
Port of Portland, Portland International Airport Rev. Bonds, Series 22, AMT, 5.00% 7/1/2044	2,000	2,000
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2031	1,705	1,928
		8,945
Pennsylvania 3.64%
County of Allegheny, Hospital Dev. Auth., Rev. Bonds, (University of Pittsburgh Medical Center Issue), Series 2019-A, 4.00% 7/15/2038	1,000	984
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2037	3,270	3,228
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2024, 5.00% 5/1/2042[1]	450	456
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Ref. Project), Series 2017, 5.00% 5/1/2042[1]	500	502
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	345	348
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039[1]	110	114
Econ Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2038	800	853
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.25% 12/1/2037 (put 6/1/2027)	500	505
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-B, 5.25% 12/1/2038 (put 6/1/2027)	210	212
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.00% 12/31/2030	700	743
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2035	1,000	1,096
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	500	506
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	1,000	1,015
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2020-A, 4.00% 4/15/2039	500	499
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2031	525	558
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 9/15/2026	560	583
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	310	297
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	330	317
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2015, 5.00% 8/15/2026	500	508
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	1,000	924
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051	1,010	966
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053	770	813
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	800	865
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Masonic Villages Project), Series 2023, 5.125% 11/1/2038	360	389

Capital Group Fixed Income ETF Trust	54

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039[3]	USD 4,890	$4,875
County of Montgomery, Industrial Dev. Auth., Exempt Facs. Rev. Ref. Bonds (Constellation Energy Generation, LLC Project), Series 2023-C, 4.10% 6/1/2029	600	616
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (The Children’s Hospital of Philadelphia Project), Series 2017, 5.00% 7/1/2034	980	1,019
Philadelphia School Dist., G.O. Bonds, Series 2019-A, National insured,5.00% 9/1/2026	500	517
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2028	250	257
Philadelphia School Dist., G.O. Green Bonds, Series 2023-B, 5.25% 9/1/2038	1,000	1,130
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2027	500	529
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-C, 5.00% 12/1/2034	2,000	2,010
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2026	500	497
		28,731
Puerto Rico 2.15%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033[1]	500	528
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035[1]	2,500	2,616
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037[1]	1,000	1,050
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042[1]	500	470
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD CME Term SOFR x 0.67 + 0.52%) 4.247% 7/1/2029[4]	500	489
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,500	1,506
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	1,500	1,448
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	1,000	909
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	5,560	3,510
Housing Fin. Auth., Collateralized Multi Family Housing Rev. Bonds (Mirador Las Casas Project), Series 2023-B, 5.00% 3/1/2027 (put 3/1/2026)	125	128
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2033	435	460
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2041	455	420
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	2,500	2,475
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	500	495
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	1,500	485
		16,989
Rhode Island 0.31%
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	1,035	995
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	400	386
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	610	574
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2026	500	505
		2,460
South Carolina 2.05%
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 4.50% 10/1/2033	210	207
City of Greenville, Housing Auth., Multi Family Housing Rev. Bonds (Cherokee Landing Apartments Project) Series 2023, 5.00% 7/1/2027 (put 7/1/2026)	800	814
Jobs-Econ. Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Company Project), Series 2023-A, AMT, 4.00% 4/1/2033 (put 4/1/2026)	500	501
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2045	2,000	2,269
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	1,000	1,083
Ports Auth., Rev. Bonds, Series 2015, AMT, 5.25% 7/1/2055 (preref. 7/1/2025)	1,625	1,651
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-B, 5.00% 12/1/2038	1,750	1,750
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2039	2,000	2,164
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	1,000	1,010
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 12/1/2054	1,000	1,000

55	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029	USD 500	$510
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2033	500	507
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2038	1,465	1,481
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2030	1,140	1,238
		16,185
South Dakota 0.42%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	600	652
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	2,445	2,673
		3,325
Tennessee 1.78%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 1/1/2042	355	351
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	1,175	1,173
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-3A, 6.25% 1/1/2054	3,320	3,601
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2024-2A, 6.00% 1/1/2055	135	149
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.00% 7/1/2038	290	320
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-B-1, BAM insured, 5.00% 7/1/2044	2,000	2,137
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Grosvenor Square Project), Series 2022, 4.00% 12/1/2027 (put 6/1/2026)	1,115	1,116
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Willow Place Project), Series 2023, 3.75% 12/1/2027 (put 6/1/2026)	700	693
County of Shelby, Health, Health Care Rev. Ref. and Improvement Bonds (Baptist Memorial Health Care), Series 2024-B, 5.00% 9/1/2049 (put 9/1/2029)	1,335	1,407
Tenergy Corp, Gas Supply Rev. Bonds, Series 2021-A, 4.00% 12/1/2051 (put 9/1/2028)	1,000	1,001
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 11/1/2049[4]	1,000	1,001
County of Williamson Industrial Dev. Board, Multi Family Housing Rev. Bonds (Wood Duck Court Apartments), Series 2023, 5.00% 5/1/2042 (put 5/1/2027)	1,095	1,118
		14,067
Texas 12.19%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	405	401
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)	140	138
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 5.00% 8/15/2026	2,150	2,232
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2026	195	200
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044[1]	885	854
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039	390	391
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2049	1,115	1,069
City of Arlington, Special Tax Rev. Bonds, Series 2021-B, 5.00% 8/15/2024	800	801
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2047	1,250	1,215
Austin Community College Dist., Limited Tax Bonds, Series 2023, 5.00% 8/1/2039	1,000	1,117
City of Austin, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 11/15/2033	1,000	1,053
City of Austin, Certs. Of Obligation, Series 2020, 5.00% 9/1/2025	1,000	1,020
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2031	1,000	1,016
Azle Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2041	1,500	1,666
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)	495	488
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	500	506
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.50% 1/1/2041 (put 1/1/2024)	2,500	2,481

Capital Group Fixed Income ETF Trust	56

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 5.00% 1/1/2032	USD 500	$545
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	1,000	939
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2027	1,000	1,050
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038[1]	500	511
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2039	1,000	1,098
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038	105	117
College Student Loan G.O. Bonds, Series 2019, AMT, 5.00% 8/1/2027	1,000	1,043
City of Dallas, Special Tax Rev. Bonds (Kay Bailey Hutchison Convention Center Dallas Venue Project), Series 2023, 6.00% 8/15/2053 (put 8/15/2028)[1]	850	857
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 4.00% 10/1/2033	500	499
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2020-C, 5.00% 10/1/2038	1,440	1,574
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2048 (preref. 12/1/2025)	1,000	1,025
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 3.00% 2/15/2034	1,000	941
Dallas Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2014-A, 5.00% 8/15/2029 (preref. 8/15/2024)	2,000	2,003
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Notes (Estates at Ferguson), Series 2023, 5.00% 7/1/2042 (put 7/1/2027)	420	430
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2042	2,965	3,297
Fort Worth Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2015, 4.00% 2/15/2040 (preref. 2/15/2025)	1,750	1,755
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2041	890	987
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.625% 4/1/2047	1,000	1,000
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2023, Assured Guaranty Municipal insured, 5.00% 3/1/2025	485	490
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 5/1/2025	1,000	1,000
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2030	610	647
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035	635	706
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Notes (Aspen Park), Series 2023, 5.00% 3/1/2041 (put 3/1/2026)	595	599
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	665	641
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053	1,965	2,082
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	3,045	3,330
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	1,500	1,444
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 7/1/2029	500	528
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2031	1,820	1,961
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2037	1,085	1,085
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 7/1/2024	500	500
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	1,250	1,250
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	500	509
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2025	750	767
Houston Housing Fin. Corp., Multi Family Housing Rev. Notes (Summerdale Apartments), Series 2023, 5.00% 8/1/2041 (put 8/1/2026)	500	509
Las Varas Public Fac. Corp., Multi Family Housing Rev. Bonds (Palo Alto Apartments), Series 2022, 3.10% 11/1/2025 (put 11/1/2024)	1,000	994
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2042	500	524
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	1,355	1,355
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 5/15/2026	535	553
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	1,340	1,398
Magnolia Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2016, 5.00% 8/15/2032 (preref. 8/15/2025)	2,245	2,287

57	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030	USD 200	$199
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053	1,000	957
Midland Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2029 (preref. 2/15/2025)	1,335	1,346
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	850	858
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	1,000	1,072
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	2,500	2,794
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)	470	472
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 12/15/2027	500	528
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2036	420	388
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2035	1,100	1,125
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2036	500	510
Plano Independent School Dist., Unlimited Tax School Building. Bonds, Series 2023, 5.00% 2/15/2043	1,310	1,426
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2017, 5.00% 2/1/2033	1,500	1,562
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2042	1,500	1,664
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2040	1,000	1,112
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2040	500	557
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2023-A, 5.00% 10/1/2040	1,000	1,087
Southwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/1/2041	1,500	1,646
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.50% 6/30/2040	1,500	1,627
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2018-B, 5.00% 7/1/2036	1,270	1,348
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2023, 5.00% 7/1/2042	2,000	2,195
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 3/15/2033	500	539
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2041	950	1,064
Transportation Commission, G.O. Rev. Ref. Bonds, Series 2024, 5.00% 4/1/2025	1,045	1,057
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 5.00% 8/15/2030 (preref. 8/15/2025)	2,160	2,201
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2/15/2026	1,590	1,635
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2021, 4.00% 3/1/2040	500	503
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2020, 5.00% 4/15/2025	1,075	1,090
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2020, 5.00% 10/15/2025	1,045	1,070
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2035	1,000	1,152
		96,262
United States 0.11%
Freddie Mac, Multi Family Certs., Series 2023, 0.916% 6/25/2035[1,4]	2,708	153
Freddie Mac, Multi Family Certs., Series 2023, 4.141% 1/25/2040[4]	545	534
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 3.083% 4/25/2043[4]	249	202
		889
Utah 0.60%
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	1,050	1,126
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	270	296
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	275	302

Capital Group Fixed Income ETF Trust	58

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2027[1]	USD 500	$495
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area No. 2), Series 2021, 4.00% 8/1/2029[1]	1,000	981
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2028	1,500	1,566
		4,766
Vermont 0.12%
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028)[1]	500	503
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041	430	403
		906
Virgin Islands 0.26%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026	500	511
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	500	525
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	1,000	1,035
		2,071
Virginia 1.14%
County of Arlington, Industrial Dev. Auth., Multifamily Housing Rev. Bonds (Park Shirlington Apartments), Series 2023-A, 5.00% 1/1/2026	150	152
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2/1/2029	500	474
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 4.00% 2/1/2034	1,000	1,022
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)	250	257
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2032	500	514
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	270	277
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	500	501
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, 5.25% 7/1/2043	410	451
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-C-3, 5.25% 12/1/2027	400	402
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-C, 3.80% 11/1/2035 (put 5/28/2027)	600	602
City of Norfolk, G.O. Capital Rev. Ref. Bonds, Series 2014-C, 4.00% 8/1/2025 (preref. 8/1/2028)	500	504
City of Norfolk, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Braywood Manor Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	100	102
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2036	575	559
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2026	975	989
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	550	583
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	500	503
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	1,075	1,118
		9,010

59	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington 3.48%
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 5.00% 11/1/2036 (preref. 11/1/2025)	USD 1,000	$1,023
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 4.00% 11/1/2050 (preref. 11/1/2025)	3,000	3,031
G.O. Bonds, Series 2020-A, 5.00% 8/1/2039	650	699
G.O. Bonds, Series 2021-A-2, 5.00% 8/1/2039	1,300	1,419
G.O. Bonds, Series 2024-C, 5.00% 2/1/2041	1,475	1,658
G.O. Bonds, Series 2023-A, 5.00% 8/1/2044	1,185	1,299
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-1, 5.00% 8/1/2049 (put 8/1/2024)	1,050	1,050
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-B, 5.00% 8/15/2025	500	506
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	500	500
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 12/1/2040[1]	1,000	972
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2037	355	360
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Ardea at Totem Lake Apartments Project), Series 2023, 5.00% 12/1/2043 (put 2/1/2027)	800	814
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	2,614	2,378
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.492% 4/20/2037[4]	1,707	182
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	3,409	3,055
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-B-1, 4.75% 7/1/2027	40	40
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	320	318
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 12/1/2050	530	514
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	750	742
County of King, Unlimited Tax G.O. Bonds, Series 2023, 5.00% 12/1/2042	1,500	1,683
Mercer Island School Dist. No. 400, Unlimited Tax G.O. Bonds, Series 2015, 3.00% 12/1/2024	750	747
Motor Vehicle Fuel Tax G.O. Bonds, Capital Appreciation Bonds, Series 2005-F, 0% 12/1/2029	1,970	1,636
Pasco School Dist. No. 1, Unlimited Tax G.O. Improvement and Rev. Ref. Bonds, Series 2023, 4.25% 12/1/2042	1,000	1,023
City of Seattle, Municipal Light and Power Rev. Bonds, Series 2015-A, 4.00% 5/1/2030 (preref. 5/1/2025)	735	739
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	500	500
Various Purpose G.O. Rev. Ref. Bonds, Series 2021-A-1, 5.00% 8/1/2035	530	586
		27,474
West Virginia 0.29%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2021, AMT, 4.125% 7/1/2045 (put 7/1/2025)	500	499
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2020, AMT, 5.00% 7/1/2045 (put 7/1/2025)	500	502
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 4.70% 4/1/2036 (put 6/17/2026)	400	405
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Vandalia Health Group), Series 2023-B, 6.00% 9/1/2048	800	909
		2,315
Wisconsin 2.32%
Environmental Improvement Fund, Rev. Bonds, Series 2017-A, 5.00% 6/1/2032 (preref. 6/1/2025)	1,000	1,015
G.O. Bonds, Series 2020, 5.00% 5/1/2034	1,130	1,235
G.O. Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033	510	568
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, 5.00% 8/15/2054 (put 6/24/2026)	655	670
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-1, 4.00% 11/15/2043	750	718
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 5.45% 10/1/2039	280	286
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	450	388
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028	350	348
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 8/15/2039	1,000	1,001
Public Fin. Auth., Air Cargo Rev. Bonds (AFCO Obligated Group), Series 2023, AMT, 5.00% 7/1/2025	265	267

Capital Group Fixed Income ETF Trust	60

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 12/1/2025[1]	USD 1,000	$1,005
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Legacy Hills Project), Series 2024-A-1, 6.125% 11/15/2037[1]	2,120	2,078
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Wayside Project), Series 2024-A-2, 5.875% 11/15/2027[1]	1,320	1,303
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.00% 7/1/2030	700	759
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	600	598
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	500	521
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	1,140	1,135
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2032[1]	405	405
Public Fin. Auth., Senior Rev. Bonds (Miami Worldcenter Project), Series 2024-A, 5.00% 6/1/2041[1]	468	474
Public Fin. Auth., Special Fac. Rev. Bonds (Austin FBO, LLC General Aviation Facs. Project), Series 2018-A, AMT, 7.05% 9/1/2046 (put 9/1/2027)[1]	1,000	982
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029[1]	500	491
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032[1]	1,000	1,000
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2045	600	581
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.25% 7/1/2038[1]	415	453
		18,281
Total bonds, notes & other debt instruments (cost: $736,400,000)		747,897
Short-term securities 5.02%
Municipals 5.02%
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-J, 4.75% 11/1/2035[4]	10,000	10,000
State of South Carolina, Charleston County School Dist., G.O. Bond Anticipation Notes (Sales Tax Projects - Phase V), Series 2024-B, 4.75% 5/8/2025	1,000	1,010
State of Tennesee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 4.90% 1/1/2033[4]	1,400	1,400
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 3.70% 12/1/2046 (put 8/1/2024)[5]	700	700
State of Tennesee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 4.95% 4/1/2032[4]	2,000	2,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 4.90% 8/1/2044[4]	1,400	1,400
Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 4.20% 5/1/2034 (put 12/1/2023)[5]	1,270	1,271
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 4.90% 2/15/2033[4]	1,000	1,000
State of South Carolina, Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 1.25% 6/1/2025 (put 6/1/2024)[5]	455	455
State of Florida, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2012, AMT, 4.05% 1/1/2026 (put 8/1/2024)[5]	1,215	1,215
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 2.15% 8/1/2038 (put 7/1/2024)[5]	2,690	2,690
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-4, 4.75% 8/1/2041[4]	4,100	4,100
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-4, 4.70% 8/1/2042[4]	1,500	1,500

61	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, % 4/1/2042[4]	USD 7,400	$7,400
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 4.90% 1/1/2032[4]	2,200	2,200
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 4.75% 1/1/2035[4]	1,300	1,300
		39,641
Total short-term securities (cost: $39,640,000)		39,641
Total investment securities 99.75% (cost: $776,040,000)		787,538
Other assets less liabilities 0.25%		1,987
Net assets 100.00%		$789,525
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	298	9/30/2024	USD60,857	$113
10 Year U.S. Treasury Note Futures	Short	180	9/19/2024	(19,797)	(156)
					$(43)

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $56,122,000, which represented
7.11% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,875,000, which represented 0.63% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development

Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation

LOC = Letter of Credit
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	62

Capital Group Municipal High-Income ETFunaudited
Investment portfolio June 30, 2024

Bonds, notes & other debt instruments 81.00%	Principal amount (000)	Value (000)
Alabama 9.48%
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	USD 500	$535
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2049	500	531
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053	300	325
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	500	509
		1,900
Arizona 1.42%
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	250	247
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 1.016% 5/20/2033[1,2]	915	37
		284
California 8.38%
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.50% 10/1/2053	500	530
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066	1,000	111
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[3]	300	285
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	500	500
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	250	253
		1,679
Florida 1.42%
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2054	270	285
Georgia 2.65%
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	500	531
Illinois 4.94%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2022-A, 5.00% 12/1/2047	500	505
G.O. Bonds, Series 2021-B, 3.00% 12/1/2041	140	115
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2033	350	371
		991
Indiana 5.63%
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	265	249
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	310	277
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	500	469
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051	170	134
		1,129
Mississippi 2.30%
County of Lowndes, Solid Waste Disposal and Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2022, 2.65% 4/1/2037 (put 4/1/2027)[4]	475	461

63	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri 0.87%
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2034	USD 100	$102
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.00% 8/15/2039	70	73
		175
Nevada 2.16%
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.125% 6/1/2050	500	433
New Hampshire 2.41%
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	487	484
New York 8.48%
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.375% 8/1/2054	50	52
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049[3]	500	503
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2035	500	526
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2060	500	528
County of Westchester Industrial Dev. Agcy., Special Fac. Rev. Bonds (Million Air Two, LLC. General Aviation Facs. Project), Series 2017-A, AMT, 7.00% 6/1/2046[3]	100	90
		1,699
Ohio 3.54%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	500	462
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	250	247
		709
Puerto Rico 6.86%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042[3]	500	470
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[5]	120	60
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[5]	370	186
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 4.064% 7/1/2017[4,5]	5	3
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021[5]	5	3
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[2]	444	272
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	693	224
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2051	665	157
		1,375
Texas 10.22%
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044[3]	500	483
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	500	469
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.625% 4/1/2047	550	550
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054	500	547
		2,049

Capital Group Fixed Income ETF Trust	64

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin 10.24%
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2024-A, 5.50% 2/15/2054	USD 665	$708
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042[3]	500	467
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	250	254
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032[3]	350	350
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062	250	273
		2,052
Total bonds, notes & other debt instruments (cost: $16,200,000)		16,236
Short-term securities 44.15%
Municipals 44.15%
State of Tennesee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 4.90% 1/1/2033[2]	2,000	2,000
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 4.73% 10/1/2047[2]	2,000	2,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 4.50% 8/1/2044[2]	2,000	2,000
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 2.15% 8/1/2038 (put 7/1/2024)[6]	850	850
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-4, 4.70% 8/1/2042[2]	2,000	2,000
		8,850
Total short-term securities (cost: $8,850,000)		8,850
Total investment securities 125.15% (cost: $25,050,000)		25,086
Other assets less liabilities (25.15)%		(5,041)
Net assets 100.00%		$20,045
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
5 Year U.S. Treasury Note Futures	Long	12	9/30/2024	USD1,279	$(1)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,648,000, which represented
13.21% of the net assets of the fund.

[4]	Step bond; coupon rate may change at a later date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	For short-term securities, the mandatory put date is considered to be the maturity date.

65	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (continued)

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Fac. = Facility

Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	66

Capital Group Short Duration Income ETFunaudited
Investment portfolio June 30, 2024

Bonds, notes & other debt instruments 98.17%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 38.65%
Financials 14.34%
	AerCap Ireland Capital DAC 1.75% 10/29/2024	USD995	$982
	AerCap Ireland Capital DAC 5.75% 6/6/2028	150	152
	American Express Co. 2.50% 7/30/2024	1,050	1,050
	American Express Co. 2.25% 3/4/2025	1,225	1,199
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[1]	1,219	1,231
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	335	339
	Aon Global, Ltd. 3.875% 12/15/2025	893	873
	Aon North America, Inc. 5.125% 3/1/2027	600	599
	Aon North America, Inc. 5.15% 3/1/2029	375	374
	Bank of America Corp. 0.981% 9/25/2025 (USD-SOFR + 0.91% on 9/25/2024)[1]	4,171	4,125
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	2,432	2,331
	Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[1]	1,350	1,337
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]	350	347
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[1]	650	649
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[1]	257	262
	Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[1]	1,655	1,637
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[1]	146	145
	BNP Paribas SA 3.375% 1/9/2025[2]	355	350
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[1,2]	300	299
	BPCE SA 1.625% 1/14/2025[2]	650	636
	BPCE SA 6.612% 10/19/2027 (USD-SOFR + 1.98% on 10/19/2026)[1,2]	1,000	1,016
	CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[1,2]	600	612
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	100	102
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	215	214
	Capital One Financial Corp. 3.20% 2/5/2025	582	573
	Capital One Financial Corp. 4.25% 4/30/2025	1,380	1,364
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[1]	1,375	1,363
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[1]	213	214
	Charles Schwab Corp. (The) 5.875% 8/24/2026	250	253
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[1]	115	117
	Citibank, NA 5.438% 4/30/2026	1,950	1,958
	Citibank, NA 5.803% 9/29/2028	1,500	1,541
	Citigroup, Inc. 1.281% 11/3/2025 (USD-SOFR + 0.528% on 11/3/2024)[1]	1,225	1,206
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[1]	350	348
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[1]	300	299
	Corebridge Financial, Inc. 3.50% 4/4/2025	638	627
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[1]	400	416
	Global Payments, Inc. 2.65% 2/15/2025	875	858
	Goldman Sachs Group, Inc. 5.70% 11/1/2024	2,215	2,216
	Goldman Sachs Group, Inc. 3.50% 4/1/2025	2,413	2,377
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[1]	425	444
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[1]	850	865
	HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[1]	1,950	1,965
	HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[1]	425	435
	HSBC USA, Inc. 5.625% 3/17/2025	1,132	1,132
	Intercontinental Exchange, Inc. 4.00% 9/15/2027	125	121
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	3,880	3,808
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[1]	2,914	2,876
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[1]	1,800	1,791
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[1]	630	635
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[1]	250	251
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[1]	400	413
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[1]	450	457
	Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]	875	875
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[1]	600	604
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[1]	225	225
	Metropolitan Life Global Funding I 3.45% 12/18/2026[2]	450	433
	Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[1]	3,544	3,493

67	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[3]	USD1,775	$1,793
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[1]	475	478
	Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[1]	305	318
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[1]	325	324
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[1]	550	559
	Nasdaq, Inc. 5.65% 6/28/2025	1,025	1,026
	National Australia Bank, Ltd. 5.087% 6/11/2027	750	751
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[1]	450	451
	PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[1]	1,088	1,087
	PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[1]	650	642
	PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026)[1]	1,010	1,035
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[1]	108	109
	PRICOA Global Funding I 1.15% 12/6/2024[2]	1,088	1,067
	Royal Bank of Canada 5.66% 10/25/2024	310	310
	Royal Bank of Canada 4.875% 1/12/2026	530	526
	Sumitomo Mitsui Financial Group, Inc. 5.716% 9/14/2028	475	484
	Synchrony Bank 5.40% 8/22/2025	1,000	993
	Toronto-Dominion Bank (The) 0.75% 9/11/2025	875	828
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[1]	2,430	2,448
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[1]	32	32
	U.S. Bancorp 1.45% 5/12/2025	1,133	1,094
	UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[1,2]	350	360
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,2]	200	200
	Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[1]	1,360	1,345
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[1]	1,350	1,362
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]	150	148
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[1]	650	656
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[1]	850	882
	Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[1]	325	324
	Wells Fargo Bank, N.A. 5.45% 8/7/2026	800	803
			79,849

Health care 4.90%
	AbbVie, Inc. 2.60% 11/21/2024	1,380	1,365
	AbbVie, Inc. 4.80% 3/15/2027	875	871
	AbbVie, Inc. 4.80% 3/15/2029	825	822
	Amgen, Inc. 1.90% 2/21/2025	1,055	1,031
	Amgen, Inc. 5.507% 3/2/2026	885	885
	Amgen, Inc. 2.20% 2/21/2027	300	278
	Amgen, Inc. 5.15% 3/2/2028	658	658
	AstraZeneca Finance, LLC 4.85% 2/26/2029	450	449
	Baxter International, Inc. 1.322% 11/29/2024	2,527	2,481
	Baxter International, Inc. 1.915% 2/1/2027	1,000	917
	Becton, Dickinson and Co. 3.734% 12/15/2024	445	441
	Becton, Dickinson and Co. 4.874% 2/8/2029	315	313
	Becton, Dickinson and Co. 5.081% 6/7/2029	378	378
	Boston Scientific Corp. 1.90% 6/1/2025	505	489
	Bristol-Myers Squibb Co. 4.90% 2/22/2027	2,000	1,995
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	900	898
	Cigna Group (The) 5.00% 5/15/2029	500	498
	CVS Health Corp. 2.625% 8/15/2024	450	448
	CVS Health Corp. 5.00% 2/20/2026	1,900	1,886
	CVS Health Corp. 5.00% 1/30/2029	210	208
	CVS Health Corp. 5.40% 6/1/2029	825	826

Capital Group Fixed Income ETF Trust	68

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Elevance Health, Inc. 3.35% 12/1/2024	USD245	$243
	Elevance Health, Inc. 2.375% 1/15/2025	1,106	1,087
	GE HealthCare Technologies, Inc. 5.55% 11/15/2024	380	380
	HCA, Inc. 5.375% 2/1/2025	1,906	1,900
	HCA, Inc. 5.20% 6/1/2028	120	120
	Humana, Inc. 3.85% 10/1/2024	1,180	1,175
	Johnson & Johnson 4.80% 6/1/2029	750	756
	Laboratory Corp. of America Holdings 3.60% 2/1/2025	977	965
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	1,000	988
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	500	491
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	700	657
	Thermo Fisher Scientific, Inc. 1.215% 10/18/2024	400	395
			27,294

Utilities 4.86%
	CenterPoint Energy Houston Electric, LLC 5.20% 10/1/2028	250	252
	CenterPoint Energy, Inc. 5.25% 8/10/2026	425	424
	Consumers Energy Co. 4.90% 2/15/2029	300	299
	DTE Energy Co. 5.10% 3/1/2029	350	347
	Duke Energy Corp. 5.00% 12/8/2025	1,480	1,473
	Edison International 4.70% 8/15/2025	4,149	4,103
	Edison International 5.25% 11/15/2028	275	273
	Edison International 5.45% 6/15/2029	600	600
	Entergy Louisiana, LLC 0.95% 10/1/2024	1,480	1,463
	Eversource Energy 5.95% 2/1/2029	275	281
	Florida Power & Light Co. 5.05% 4/1/2028	200	201
	Florida Power & Light Co. 5.15% 6/15/2029	525	530
	Georgia Power Co. 5.004% 2/23/2027	580	578
	Georgia Power Co. 4.65% 5/16/2028	400	394
	Jersey Central Power & Light Co. 4.30% 1/15/2026[2]	3,592	3,530
	NiSource, Inc. 0.95% 8/15/2025	240	228
	NiSource, Inc. 5.20% 7/1/2029	475	473
	Pacific Gas and Electric Co. 3.45% 7/1/2025	4,542	4,432
	Pacific Gas and Electric Co. 3.15% 1/1/2026	750	723
	Pacific Gas and Electric Co. 2.95% 3/1/2026	750	718
	Pacific Gas and Electric Co. 6.10% 1/15/2029	532	545
	Pacific Gas and Electric Co. 5.55% 5/15/2029	445	446
	PacifiCorp 5.10% 2/15/2029	375	375
	PacifiCorp 5.30% 2/15/2031	247	246
	Public Service Electric and Gas Co. 3.00% 5/15/2025	472	463
	Southern California Edison Co. 4.20% 6/1/2025	1,297	1,280
	Southern California Edison Co. 4.90% 6/1/2026	700	695
	Southern California Edison Co. 4.875% 2/1/2027	340	338
	Southern California Edison Co. 5.85% 11/1/2027	105	107
	Virginia Electric & Power 3.10% 5/15/2025	530	519
	WEC Energy Group, Inc. 5.60% 9/12/2026	325	326
	Xcel Energy, Inc. 3.35% 12/1/2026	450	430
			27,092

Industrials 3.03%
	Air Lease Corp. 5.30% 6/25/2026	850	847
	BAE Systems PLC 5.125% 3/26/2029[2]	200	199
	Boeing Co. 4.875% 5/1/2025	4,114	4,071
	Boeing Co. 2.196% 2/4/2026	2,660	2,501
	Boeing Co. 6.259% 5/1/2027[2]	626	630
	Boeing Co. 6.298% 5/1/2029[2]	253	257
	Burlington Northern Santa Fe, LLC 3.40% 9/1/2024	225	224
	Canadian Pacific Railway Co. 1.35% 12/2/2024	1,128	1,108
	Carrier Global Corp. 2.242% 2/15/2025	1,210	1,185
	CSX Corp. 3.40% 8/1/2024	685	684
	Eaton Corp. 6.50% 6/1/2025	65	66
	Ingersoll-Rand, Inc. 5.197% 6/15/2027	650	651

69	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Ingersoll-Rand, Inc. 5.40% 8/14/2028	USD260	$262
	Ingersoll-Rand, Inc. 5.176% 6/15/2029	312	312
	L3Harris Technologies, Inc. 5.40% 1/15/2027	350	352
	Lockheed Martin Corp. 4.95% 10/15/2025	440	439
	Northrop Grumman Corp. 2.93% 1/15/2025	1,140	1,124
	RTX Corp. 3.95% 8/16/2025	1,250	1,229
	RTX Corp. 5.75% 11/8/2026	700	708
			16,849

Consumer discretionary 2.85%
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[2]	350	348
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[2]	675	672
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[2]	214	212
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	2,818	2,798
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,100	1,065
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	1,225	1,249
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,000	1,000
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	300	310
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	350	349
	General Motors Financial Co., Inc. 1.20% 10/15/2024	1,256	1,240
	General Motors Financial Co., Inc. 2.75% 6/20/2025	1,060	1,031
	General Motors Financial Co., Inc. 5.40% 4/6/2026	300	299
	Home Depot, Inc. 5.15% 6/25/2026	750	751
	Home Depot, Inc. 4.875% 6/25/2027	750	749
	Home Depot, Inc. 4.75% 6/25/2029	511	508
	Hyundai Capital America 1.80% 10/15/2025[2]	990	944
	Hyundai Capital America 5.45% 6/24/2026[2]	529	528
	Hyundai Capital America 5.30% 3/19/2027[2]	525	524
	Hyundai Capital America 6.10% 9/21/2028[2]	275	282
	Hyundai Capital America 6.50% 1/16/2029[2]	53	55
	Marriott International, Inc. 5.55% 10/15/2028	250	253
	Marriott International, Inc. 4.875% 5/15/2029	350	346
	McDonald’s Corp. 5.00% 5/17/2029	361	361
			15,874

Communication services 1.91%
	AT&T, Inc. 1.70% 3/25/2026	825	775
	Charter Communications Operating, LLC 4.908% 7/23/2025	666	660
	Charter Communications Operating, LLC 6.15% 11/10/2026	2,015	2,035
	Charter Communications Operating, LLC 6.10% 6/1/2029	596	598
	Comcast Corp. 5.25% 11/7/2025	210	210
	Comcast Corp. 5.10% 6/1/2029	600	604
	Netflix, Inc. 5.875% 2/15/2025	1,515	1,518
	T-Mobile USA, Inc. 3.50% 4/15/2025	1,370	1,347
	T-Mobile USA, Inc. 2.25% 2/15/2026	1,043	991
	T-Mobile USA, Inc. 4.80% 7/15/2028	175	173
	Verizon Communications, Inc. 3.50% 11/1/2024	195	193
	Verizon Communications, Inc. 3.376% 2/15/2025	572	564
	WarnerMedia Holdings, Inc. 3.788% 3/15/2025	990	976
			10,644

Consumer staples 1.87%
	Altria Group, Inc. 2.35% 5/6/2025	1,675	1,629
	BAT Capital Corp. 3.222% 8/15/2024	1,317	1,312
	BAT International Finance PLC 5.931% 2/2/2029	300	307
	Campbell Soup Co. 5.20% 3/19/2027	425	426
	Campbell Soup Co. 5.20% 3/21/2029	135	135
	Conagra Brands, Inc. 4.60% 11/1/2025	500	494
	Constellation Brands, Inc. 5.00% 2/2/2026	300	299
	Constellation Brands, Inc. 4.35% 5/9/2027	290	283
	J. M. Smucker Co. (The) 5.90% 11/15/2028	289	298
	Philip Morris International, Inc. 5.125% 11/15/2024	541	540

Capital Group Fixed Income ETF Trust	70

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Philip Morris International, Inc. 5.00% 11/17/2025	USD1,365	$1,359
	Philip Morris International, Inc. 4.875% 2/13/2026	475	472
	Philip Morris International, Inc. 4.75% 2/12/2027	550	546
	Philip Morris International, Inc. 5.25% 9/7/2028	250	252
	Philip Morris International, Inc. 4.875% 2/13/2029	350	346
	Reynolds American, Inc. 4.45% 6/12/2025	1,735	1,715
			10,413

Information technology 1.50%
	Apple, Inc. 0.55% 8/20/2025	495	470
	Broadcom Corp. 3.125% 1/15/2025	245	242
	Broadcom, Inc. 3.625% 10/15/2024	549	545
	Broadcom, Inc. 3.15% 11/15/2025	1,910	1,851
	Hewlett Packard Enterprise Co. 5.90% 10/1/2024	964	964
	Microchip Technology, Inc. 5.05% 3/15/2029	350	347
	Oracle Corp. 3.40% 7/8/2024	978	978
	Oracle Corp. 2.50% 4/1/2025	2,420	2,365
	Oracle Corp. 1.65% 3/25/2026	500	469
	Texas Instruments, Inc. 4.60% 2/8/2029	130	129
			8,360

Energy 1.49%
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,486	1,432
	Chevron USA, Inc. 0.687% 8/12/2025	400	381
	Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028[2]	350	358
	Diamondback Energy, Inc. 5.20% 4/18/2027	975	976
	Enbridge, Inc. 5.90% 11/15/2026	450	455
	Enbridge, Inc. 6.00% 11/15/2028	300	309
	Energy Transfer, LP 6.10% 12/1/2028	438	452
	Energy Transfer, LP 5.25% 7/1/2029	273	271
	Exxon Mobil Corp. 2.002% 8/16/2024	130	129
	Exxon Mobil Corp. 2.992% 3/19/2025	485	477
	Kinder Morgan, Inc. 5.00% 2/1/2029	319	316
	MPLX, LP 4.875% 12/1/2024	636	633
	ONEOK, Inc. 2.75% 9/1/2024	165	164
	ONEOK, Inc. 5.55% 11/1/2026	490	492
	ONEOK, Inc. 5.65% 11/1/2028	620	630
	Petroleos Mexicanos 6.875% 10/16/2025	50	50
	Shell International Finance BV 3.25% 5/11/2025	515	506
	Williams Companies, Inc. 5.30% 8/15/2028	275	276
			8,307

Real estate 1.10%
	COPT Defense Properties, LP 2.25% 3/15/2026	565	534
	Equinix, Inc. 2.625% 11/18/2024	2,143	2,118
	Equinix, Inc. 1.00% 9/15/2025	2,124	2,011
	Scentre Group Trust 1 3.50% 2/12/2025[2]	640	631
	VICI Properties, LP 4.625% 6/15/2025[2]	855	845
			6,139

Materials 0.80%
	Anglo American Capital PLC 3.625% 9/11/2024[2]	1,035	1,030
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	375	373
	BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	250	251
	Celanese US Holdings, LLC 6.35% 11/15/2028	536	551
	Dow Chemical Co. (The) 4.55% 11/30/2025	65	64
	International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]	1,189	1,125

71	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	LYB International Finance III, LLC 1.25% 10/1/2025	USD670	$634
	Nutrien, Ltd. 5.95% 11/7/2025	29	29
	Sherwin-Williams Co. 4.05% 8/8/2024	420	419
			4,476
	Total corporate bonds, notes & loans		215,297
Mortgage-backed obligations 32.73%
Collateralized mortgage-backed obligations (privately originated) 12.54%
	Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[2,3,4]	87	83
	Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[2,3,4]	390	372
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,4]	313	292
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3,4]	79	76
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[2,3,4]	505	496
	CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[2,3,4]	50	49
	COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,2,4]	1,127	1,124
	Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.35% 11/25/2024[3,4]	156	158
	Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (30-day Average USD-SOFR + 4.414%) 9.75% 2/25/2025[3,4]	475	483
	Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 11.45% 9/25/2028[3,4]	95	99
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[2,3,4]	1,286	1,324
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[2,3,4]	424	429
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[2,3,4]	454	458
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.385% 1/25/2044[2,3,4]	1,385	1,387
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 8.035% 1/25/2044[2,3,4]	995	1,017
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.435% 2/25/2044[2,3,4]	1,008	1,009
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 7.835% 2/25/2044[2,3,4]	593	604
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[2,3,4]	1,449	1,451
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2044[2,3,4]	333	335
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.75% 10/25/2027[3,4]	27	27
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.15% 4/25/2028[3,4]	65	67
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 11.00% 7/25/2028[3,4]	195	206
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 10.45% 12/25/2028[3,4]	155	163
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2042[2,3,4]	168	171
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.285% 6/25/2042[2,3,4]	1,203	1,236
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[2,3,4]	1,922	1,949
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.685% 2/25/2044[2,3,4]	1,573	1,583
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.585% 5/25/2044[2,3,4]	2,165	2,175
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.15% 1/25/2050[2,3,4]	223	224

Capital Group Fixed Income ETF Trust	72

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.30% 2/25/2050[2,3,4]	USD161	$163
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,2,4]	931	933
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,2,4]	1,983	1,879
	Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,2,4]	522	528
	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,2,4]	1,673	1,660
	Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060 (7.25% on 5/28/2024)[1,2,4]	1,184	1,189
	Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 7.25% 5/25/2060 (7.25% on 4/25/2024)[1,2,4]	1,049	1,065
	Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[2,3,4]	307	290
	Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[2,3,4]	139	134
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,2,4]	2,217	2,240
	New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[2,3,4]	664	624
	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[2,3,4]	245	229
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[2,3,4]	599	553
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.564% 3/25/2053[2,3,4]	1,179	1,144
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,2,4]	851	852
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,2,4]	535	535
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,2,4]	578	579
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,2,4]	1,336	1,336
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.601% 4/25/2053[2,3,4]	2,599	2,497
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,2,4]	1,798	1,797
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,2,4]	1,581	1,589
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[2,3,4]	3,265	3,265
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064[1,2,4]	4,226	4,249
	Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[2,4]	2,139	1,995
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[2,4]	1,957	1,808
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,4]	491	463
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[2,4]	1,154	1,063
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.097% 6/17/2041 (3.00% on 7/1/2024)[2,4]	2,249	2,027
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[2,3,4]	62	61
	Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[2,3,4]	435	421
	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[2,3,4]	266	261
	Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.542% 4/25/2057[2,3,4]	568	551
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,3,4]	161	159
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,3,4]	453	437
	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[2,3,4]	352	343
	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[2,3,4]	484	462
	Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.728% 12/25/2058[2,3,4]	487	465
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[2,4]	1,087	1,025
	Tricon Residential, Series 2024-SFR2, Class A, 4.75% 6/17/2040[2,4]	1,374	1,342
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[2,4]	352	347
	Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,2,4]	585	581
	Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,2,4]	247	246

73	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,2,4]	USD767	$768
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,2,4]	1,689	1,688
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,2,4]	3,586	3,606
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,2,4]	1,341	1,347
			69,843

Federal agency mortgage-backed obligations 11.98%
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[4]	8,359	8,388
	Freddie Mac Pool #SD4977 5.00% 11/1/2053	9,812	9,488
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054	4,072	4,025
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054	2,619	2,592
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[4,5]	7,000	6,905
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[4,5]	21,000	21,062
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[4,5]	14,000	14,250
			66,710

Commercial mortgage-backed securities 8.21%
	AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[2,4]	2,477	2,261
	ARES Commercial Mortgage Trust., Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 7.012% 7/15/2041[2,3,4]	447	447
	Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[4]	260	253
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[4]	819	781
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[4]	1,127	1,069
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[4]	414	372
	Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[2,4]	1,000	969
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.248% 3/15/2037[2,3,4]	241	228
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[3,4]	305	286
	Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[4]	410	390
	Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051[3,4]	800	746
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.671% 3/15/2041[2,3,4]	1,046	1,040
	BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[3,4]	561	574
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[2,3,4]	500	500
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[2,3,4]	1,000	1,002
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.771% 4/15/2029[2,3,4]	2,176	2,180
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[2,3,4]	664	665
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.393% 9/15/2036[2,3,4]	189	186
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[2,3,4]	472	466
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[2,3,4]	483	478
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.78% 8/15/2039[2,3,4]	160	159
	BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 9.026% 8/15/2039[2,3,4]	160	160
	BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[2,4]	887	825
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[2,3,4]	750	763

Capital Group Fixed Income ETF Trust	74

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[2,3,4]	USD361	$362
	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[4]	352	351
	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.635% 10/10/2047[4]	325	324
	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[4]	270	259
	Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[4]	500	497
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[4]	445	438
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[2,4]	2,490	2,556
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[2,3,4]	1,928	1,931
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[2,3,4]	1,752	1,755
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[2,3,4]	454	452
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[2,3,4]	454	452
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[4]	1,216	1,223
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[2,4]	995	981
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[2,4]	808	835
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 7.02% 5/15/2041[2,3,4]	1,356	1,357
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.363% 7/15/2025[2,3,4]	419	418
	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[4]	1,141	1,137
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[2,3,4]	591	590
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.817% 8/15/2039[3,4]	200	201
	LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD CME Term SOFR + 1.864%) 7.20% 10/15/2038[2,3,4]	250	249
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[2,4]	857	763
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[3,4]	592	588
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[4]	200	196
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[4]	500	486
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3,4]	500	473
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[4]	305	298
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[4]	550	525
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.335% 11/25/2053[2,3,4]	206	214
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[2,3,4]	708	706
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 7.07% 5/15/2039[2,3,4]	486	484
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.593% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,4]	1,000	948
	SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.943% 5/15/2038[2,3,4]	362	334
	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[4]	872	833
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.329% 1/15/2039[2,3,4]	500	494
	Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[4]	755	742
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[3,4]	500	487

75	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3,4]	USD500	$487
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[3,4]	1,565	1,521
	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[4]	541	521
	WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[4]	852	843
	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[4]	140	140
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.118% 11/15/2027[2,3,4]	206	207
	WSTN Trust, Series 2023-MAUI, Class C, 7.958% 8/5/2027[2,3,4]	100	99
	WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[2,3,4]	173	173
			45,730
	Total mortgage-backed obligations		182,283
Asset-backed obligations 26.52%
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,4]	111	110
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,4]	597	599
	Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[2,4]	457	463
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[2,4]	188	189
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[2,4]	3,000	2,991
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[2,4]	1,046	1,043
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[2,4]	1,224	1,225
	AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.324% 7/25/2036[2,3,4]	464	468
	Ally Auto Receivables Trust, Series 2023, Class A2, 6.15% 1/17/2034[2,4]	258	258
	American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[2,4]	219	218
	American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[2,4]	923	924
	American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[2,4]	920	915
	American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[2,4]	1,820	1,845
	American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24% 4/15/2031	766	781
	American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.697% 5/26/2031[2,3,4]	134	134
	Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 6.434% 1/20/2033[2,3,4]	1,172	1,172
	Auxilior Term Funding, LLC, Series 24-1A, Class A2, 6.17% 3/15/2027[2,4]	1,940	1,941
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,4]	350	333
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[2,4]	118	119
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027[2,4]	500	498
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[2,4]	290	291
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class C, 6.18% 10/20/2027[2,4]	1,000	995
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[2,4]	259	261
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[2,4]	700	698
	Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[2,3,4]	1,250	1,252
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[2,4]	460	440
	Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 6.504% 1/15/2033[2,3,4]	1,480	1,480

Capital Group Fixed Income ETF Trust	76

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.525% 7/20/2035[2,3,4]	USD494	$498
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[2,4]	806	806
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[4]	623	622
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028	2,000	2,002
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[4]	251	250
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[4]	370	369
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class B, 5.94% 2/15/2030	2,000	2,004
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[2,4]	333	334
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[2,4]	206	207
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,4]	1,349	1,279
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,4]	1,079	989
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[2,4]	432	434
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[2,4]	572	576
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[2,4]	680	688
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,4]	374	337
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[2,4]	1,069	955
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[2,4]	586	586
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[2,4]	1,000	1,000
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,4]	60	60
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[2,4]	656	655
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027[2,4]	918	919
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[2,4]	139	139
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[2,4]	933	928
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[2,4]	465	468
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[2,4]	118	118
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[2,4]	100	100
CPS Auto Trust, Series 2024-B, Class B, 6.04% 10/16/2028[2,4]	2,000	2,006
CPS Auto Trust, Series 2024-B, Class C, 6.28% 7/15/2030[2,4]	2,000	2,028
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[2,4]	1,087	1,090
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.77% 12/15/2027	659	661
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.74% 7/15/2031	1,452	1,465
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030[2,4]	4,000	4,012
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[2,4]	1,027	1,028
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[2,4]	491	493
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[4]	751	749
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[4]	407	405
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[4]	723	719
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[2,4]	920	897
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[2,4]	1,063	1,058
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.57% 4/15/2028[2,3,4]	171	171
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.69% 1/15/2031[2,3,4]	240	240
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD CME Term SOFR + 1.272%) 6.594% 5/15/2031[2,3,4]	278	278
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 6.967% 7/17/2033[2,3,4]	1,000	1,005
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[2,4]	380	380
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[4]	7	7
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[4]	183	182
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[4]	75	75
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[4]	307	307
Exeter Automobile Receivables Trust, Series 2023-4, Class B, 6.31% 10/15/2027[4]	797	800
Exeter Automobile Receivables Trust, Series 2023-1, Class C, 5.82% 2/15/2028[4]	1,000	998
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[4]	193	194

77	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[4]	USD514	$512
Exeter Automobile Receivables Trust, Series 2023-4, Class C, 6.51% 8/15/2028[4]	797	805
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[4]	240	243
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[4]	355	353
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[4]	574	574
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[4]	592	590
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[4]	668	677
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030	2,110	2,120
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,4]	495	478
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[2,4]	39	39
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[2,4]	141	141
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[2,4]	399	399
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[4]	806	803
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[4]	175	174
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,4]	398	369
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,4]	905	817
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[2,4]	779	781
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[2,4]	1,000	999
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[2,4]	537	538
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[2,4]	151	151
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[2,4]	1,303	1,300
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[2,4]	837	837
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[2,4]	746	753
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[2,4]	773	795
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[4]	441	439
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[4]	624	621
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.877% 4/20/2033[2,3,4]	1,496	1,497
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/28/2031[2,3,4]	310	310
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.446% 7/20/2031[2,3,4]	149	149
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[2,4]	1,000	999
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[2,4]	250	250
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[2,4]	250	224
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[2,4]	960	956
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[2,4]	267	266
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.525% 4/20/2032[2,3,4]	1,823	1,826
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 6.975% 4/20/2032[2,3,4]	1,000	1,001
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 7.175% 4/20/2032[2,3,4]	957	959
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[4]	923	921
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.175% 7/20/2035[2,3,4]	797	797
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 6.575% 7/20/2036[2,3,4]	797	797
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,4]	270	270
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[2,4]	273	274
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[2,4]	353	351
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[2,4]	318	319
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[2,4]	721	726
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[2,4]	608	618
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[2,4]	367	365
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[2,4]	444	441
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[2,4]	507	507
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[2,4]	175	176
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.669% 7/16/2031[2,3,4]	558	559

Capital Group Fixed Income ETF Trust	78

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.728% 4/19/2034[2,3,4]	USD300	$301
Marathon CLO, Ltd., Series 2019-2, Class BAR, (3-month USD CME Term SOFR + 2.70%) 8.025% 1/20/2033[2,3,4]	429	430
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028	2,385	2,394
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[4]	1,500	1,491
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[4]	857	852
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[2,4]	2,326	2,328
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[2,4]	1,638	1,645
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[2,4]	1,212	1,212
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/20/2031[2,3,4]	164	165
Ondeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[2,4]	1,020	1,028
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.386% 7/20/2029[2,3,4]	406	407
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.073% 7/24/2031[2,3,4]	521	522
Palmer Square Loan Funding, CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 2.35%) 7.623% 7/24/2031[2,3,4]	889	889
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 6.579% 10/17/2031[2,3,4]	187	188
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/2027[2,4]	2,679	2,686
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[2,4]	2,000	2,014
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 6.264% 9/15/2039[2,4]	769	771
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[2,4]	255	255
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[2,4]	353	353
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[2,4]	422	425
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 6.213% 10/25/2031[2,3,4]	1,500	1,500
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[4]	174	172
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[4]	65	65
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[4]	33	33
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[4]	105	105
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[4]	351	353
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[4]	558	555
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029	1,517	1,532
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[4]	124	124
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[2,3,4]	246	250
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.566% 10/20/2030[2,3,4]	252	253
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.739% 4/18/2031[2,3,4]	265	266
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.618% 10/20/2031[2,3,4]	145	145
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[2,3,4]	2,000	2,003
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[4]	498	504
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,4]	952	870
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[2,4]	847	750
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,4]	594	532
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[2,4]	1,019	887
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[4]	1,283	1,276
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[4]	659	655
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.062% 1/25/2036[2,3,4]	800	803
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.694% 4/25/2033[2,3,4]	250	250
Trinitas CLO, Ltd., Series 2020-12, Class B1R, (3-month USD CME Term SOFR + 2.00%) 7.324% 4/25/2033[2,3,4]	1,000	1,004
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,4]	1,022	916
TSTAT 2022-1, Ltd., Series 2022-1, Class A2R, (3-month USD CME Term SOFR + 1.90%) 7.218% 7/20/2031[2,3,4]	468	468

79	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
TSTAT 2022-1, Ltd., Series 2022-1, Class BR, (3-month USD CME Term SOFR + 2.35%) 7.668% 7/20/2031[2,3,4]	USD500	$500
TSTAT 2022-1, Ltd., Series 2022-1, Class CR, (3-month USD CME Term SOFR + 2.85%) 8.175% 7/20/2031[2,3,4]	500	501
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[2,4]	333	333
United Auto Credit Securitization Trust, Series 2024-1, Class B, 6.57% 6/10/2027[2,4]	1,500	1,503
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029[2,4]	1,500	1,508
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.955% 10/20/2034[2,3,4]	1,000	1,002
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[2,4]	661	664
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[2,4]	164	165
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[2,4]	652	647
Verizon Master Trust., Series 24-5, Class A, 5.83% 6/21/2032[2,4]	625	625
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 6.524% 10/15/2031[2,3,4]	1,692	1,692
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 7.124% 10/15/2031[2,3,4]	870	870
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[2,4]	619	619
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[2,4]	217	217
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.729% 1/17/2031[2,3,4]	138	138
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,4]	93	93
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[2,4]	416	415
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[2,4]	748	745
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[2,4]	212	211
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[2,4]	412	412
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[2,4]	597	599
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[2,4]	523	522
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[2,4]	703	704
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[2,4]	536	536
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.525% 10/20/2030[2,3,4]	1,612	1,613
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031	2,157	2,172
		147,713
Bonds & notes of governments & government agencies outside the U.S. 0.27%
Chile (Republic of) 4.85% 1/22/2029	530	524
United Mexican States 5.00% 5/7/2029	1,000	979
		1,503
Total bonds, notes & other debt instruments (cost: $544,720,000)		546,796
Short-term securities 9.40%	Shares
Money market investments 9.40%
Capital Group Central Cash Fund 5.37%[6,7]	523,864	52,386
Total short-term securities (cost: $52,385,000)		52,386
Total investment securities 107.57% (cost: $597,105,000)		599,182

Other assets less liabilities (7.57)%	(42,191)
Net assets 100.00%	$556,991

Capital Group Fixed Income ETF Trust	80

Capital Group Short Duration Income ETF (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	1,386	9/30/2024	USD283,047	$188
5 Year U.S. Treasury Note Futures	Short	130	9/30/2024	(13,855)	(134)
10 Year Ultra U.S. Treasury Note Futures	Short	396	9/19/2024	(44,958)	290
30 Year U.S. Treasury Bond Futures	Short	25	9/19/2024	(2,958)	(30)
					$314
Investments in affiliates7

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 9.40%
Money market investments 9.40%
Capital Group Central Cash Fund 5.37% [6]	$30,363	$156,970	$63,359	$(5)	$3	$52,386	$963

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $228,796,000, which represented
41.08% of the net assets of the fund.

[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Rate represents the seven-day yield at 6/30/2024.
[7]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company

SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

81	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETFunaudited
Investment portfolio June 30, 2024

Bonds, notes & other debt instruments 94.24%	Principal amount (000)	Value (000)
Alabama 2.56%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	USD 250	$250
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2028	355	376
Midcity Improvement Dist., Special Assessment Rev. Bonds, Series 2022, 3.875% 11/1/2027	250	235
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)	500	520
		1,381
Arizona 1.70%
Deer Valley Unified School Dist. No. 97, School Improvement Bonds (Project of 2013), Series 2019-E, 5.00% 7/1/2025	500	508
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	200	210
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 4.00% 7/1/2029[1]	200	199
		917
California 8.46%
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2030	400	433
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 1995-A, 0% 1/1/2025 (escrowed to maturity)	500	492
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-2, 5.00% 7/1/2037 (put 7/1/2029)	300	322
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hisperia - Silverwood), Special Tax Bonds, Series 2024, 4.50% 9/1/2034	200	203
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-B-1, 2.75% 11/15/2027	200	200
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020-B, AMT, 4.80% 11/1/2041 (put 6/2/2025)	100	100
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2027	145	151
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2028	190	200
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2025	1,000	1,022
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	350	358
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	100	106
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2026	260	262
Regents of the University of California, General Rev. Bonds, Series 2024-BT, 5.00% 5/15/2026	500	517
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2024	200	200
		4,566
Colorado 2.79%
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	500	482
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 3.50% 12/1/2029	520	484
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 3.00% 12/1/2025	555	543
		1,509
Connecticut 1.99%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 5/15/2049	675	671
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030[1]	400	402
		1,073

Capital Group Fixed Income ETF Trust	82

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia 0.99%
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2025	USD 525	$534
Florida 3.92%
County of Broward, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 10/1/2024	500	501
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 7/1/2050	250	249
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	500	500
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-B-2, 1.45% 1/1/2027	365	365
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 3.25% 9/1/2030	200	192
Windward at Lakewood Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 2 Project), Series 2022, 3.25% 5/1/2027	325	312
		2,119
Georgia 1.82%
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 1/1/2031	500	450
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	500	531
		981
Hawaii 0.95%
City and County of Honolulu, G.O. Bonds, Series 2015-B, 5.00% 10/1/2025	500	511
Illinois 2.81%
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	250	257
G.O. Bonds, Series 2024-B, 5.00% 5/1/2026	310	318
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025	500	494
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2027	500	446
		1,515
Indiana 0.32%
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034[1]	170	175
Iowa 3.49%
Fin. Auth., Multi Family Housing Rev. Bonds (AHEPA 192-IV Apartments Projects), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)	400	404
Fin. Auth., Single Family Mortgage Bonds, Series 2022-A, 3.00% 1/1/2052	250	241
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	740	735
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	515	505
		1,885
Kentucky 1.86%
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2/1/2050 (put 2/1/2028)	1,000	1,002
Louisiana 1.92%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2027	500	502
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023-R-2, AMT, 6.50% 10/1/2053 (put 10/1/2028)[1]	500	536
		1,038

83	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland 1.86%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	USD 500	$504
City of Gaithersburg, Econ. Dev. Project Rev. and Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2018-A, 4.50% 1/1/2025	500	500
		1,004
Massachusetts 1.78%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	455	451
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2007-B, 5.25% 8/1/2025	500	511
		962
Michigan 1.85%
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-D, 5.00% 7/1/2024	1,000	1,000
Minnesota 1.92%
County of Hennepin, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Labor Retreat Project), Series 2023, 4.65% 10/1/2026 (put 10/1/2024)	170	170
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-C, 3.50% 7/1/2052	885	868
		1,038
Missouri 1.41%
City of Kansas City, Industrial Dev. Auth., Sales Tax Rev. Ref. and Improvement Bonds (Ward Parkway Center Community Improvement Dist.), Series 2016-A, 4.25% 4/1/2026[1]	200	196
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2025	555	563
		759
Nevada 1.61%
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 6/15/2026	500	516
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2028	345	353
		869
New Hampshire 1.01%
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	325	339
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033[1]	200	204
		543
New Jersey 1.19%
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2022-B, AMT, 5.00% 12/1/2024	105	105
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	500	447
County of Hudson, Jersey City Municipal Utilities Auth., Sewer Project Notes, Series 2024-B, 5.00% 5/1/2025	90	91
		643
New Mexico 0.40%
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	220	216

Capital Group Fixed Income ETF Trust	84

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 3.31%
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2025	USD 500	$511
Port Auth., Consolidated Bonds, Series 185, AMT, 5.00% 9/1/2025	550	551
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	500	476
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031[1]	250	251
		1,789
North Carolina 2.09%
City of Asheville, Housing Auth., Multi Family Housing Rev. Bonds (Vanderbilt Apartments), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)	515	521
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.05% 1/1/2028	500	459
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, 4.05% 1/1/2028 (put 1/1/2027)	150	150
		1,130
North Dakota 0.83%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	450	447
Ohio 2.75%
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	540	543
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028[1]	250	247
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	250	235
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	475	462
		1,487
Oregon 0.48%
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-B, 1.20% 6/1/2028	290	260
Pennsylvania 7.08%
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	85	86
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.00% 7/1/2031[1]	155	160
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 12/1/2028	715	726
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	750	761
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	65	62
Philadelphia School Dist., G.O. Bonds, Series 2016-D, 5.00% 9/1/2025	1,000	1,017
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 6/1/2025	1,000	1,013
		3,825
Puerto Rico 1.67%
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[2]	222	136
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	435	275
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2029	470	489
		900
Rhode Island 1.14%
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	540	519
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	100	97
		616

85	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina 0.61%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2014-A-1, 4.00% 7/1/2041	USD 330	$330
Tennessee 4.05%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-3A, 6.25% 1/1/2054	85	92
Metropolitan Dev. and Housing Agcy., Tax Increment Dev. Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 4.50% 6/1/2028[1]	200	199
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2015-C, 5.00% 7/1/2032 (preref. 7/1/2025)	850	865
County of Shelby, Health, Health Care Rev. Ref. and Improvement Bonds (Baptist Memorial Health Care), Series 2024-B, 5.00% 9/1/2049 (put 9/1/2029)	500	527
Tenergy Corp, Gas Supply Rev. Bonds, Series 2021-A, 4.00% 12/1/2051 (put 9/1/2028)	500	501
		2,184
Texas 12.95%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	500	496
Central Texas Regional Mobility Auth., Rev. Bond Anticipation Notes, Series 2021-C, 5.00% 1/1/2027	500	511
County of Collin, Road and Rev. Ref. Bonds, Series 2016, 4.00% 2/15/2027	500	504
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2/15/2025	500	505
City of Dallas, Special Tax Rev. Bonds (Kay Bailey Hutchison Convention Center Dallas Venue Project), Series 2023, 6.00% 8/15/2053 (put 8/15/2028)[1]	400	403
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2024	255	255
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	500	510
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2028	640	681
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, 5.00% 8/1/2029	240	259
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 3.00% 8/1/2028	750	728
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	750	750
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	250	268
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2019, 4.00% 2/1/2027	600	611
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2014-B, 5.00% 8/15/2025	500	509
		6,990
Utah 0.98%
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2029	500	528
Virginia 6.68%
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 3.125% 12/1/2024	105	105
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-C-2, 5.50% 12/1/2028	365	367
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, AMT, 5.00% 8/1/2028	800	846
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2025	855	859
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2027	500	513
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	500	503
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	400	416
		3,609

Capital Group Fixed Income ETF Trust	86

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin 1.01%
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029[1]	USD 200	$196
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032[1]	350	350
		546
Total bonds, notes & other debt instruments (cost: $50,002,000)		50,881
Short-term securities 6.57%
Municipals 6.57%
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-E, 4.75% 11/1/2035[2]	700	700
State of Florida, Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, 3.90% 7/1/2034 (put 9/3/2024)[3]	700	700
State of California, City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2024[1]	250	250
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 4.50% 8/1/2044[2]	300	300
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 4.60% 3/1/2040[2]	1,000	1,000
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 4.90% 1/1/2039[2]	600	600
		3,550
Total short-term securities (cost: $3,551,000)		3,550
Total investment securities 100.81% (cost: $53,553,000)		54,431
Other assets less liabilities (0.81)%		(439)
Net assets 100.00%		$53,992
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	8	9/30/2024	USD1,634	$(3)
5 Year U.S. Treasury Note Futures	Short	10	9/30/2024	1,066	7
10 Year U.S. Treasury Note Futures	Short	4	9/19/2024	(440)	2
					$6

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,768,000, which represented
6.98% of the net assets of the fund.

[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[3]	For short-term securities, the mandatory put date is considered to be the maturity date.

87	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (continued)

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. = Certificates
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility

Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	88

Capital Group Ultra Short Income ETFunaudited
Investment portfolio June 30, 2024

Bonds, notes & other debt instruments 79.28%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 55.16%
Financials 25.60%
	American Express Co. 2.25% 3/4/2025	USD300	$294
	Aon Global, Ltd. 3.875% 12/15/2025	50	49
	Bank of America Corp. 0.981% 9/25/2025 (USD-SOFR + 0.91% on 9/25/2024)[1]	300	297
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	300	288
	Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[1]	50	49
	Barclays PLC 4.375% 1/12/2026	200	197
	BNP Paribas SA 3.375% 1/9/2025[2]	200	197
	BPCE SA 1.625% 1/14/2025[2]	250	245
	Capital One Financial Corp. 3.20% 2/5/2025	100	98
	Charles Schwab Corp. (The) 5.875% 8/24/2026	50	51
	Citigroup, Inc. 1.281% 11/3/2025 (USD-SOFR + 0.528% on 11/3/2024)[1]	300	295
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	300	294
	Citizens Financial Group, Inc. 4.30% 12/3/2025	50	49
	Corebridge Financial, Inc. 3.50% 4/4/2025	100	98
	Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025)[1]	150	150
	Global Payments, Inc. 2.65% 2/15/2025	50	49
	Goldman Sachs Group, Inc. 5.70% 11/1/2024	300	300
	Goldman Sachs Group, Inc. 3.50% 4/1/2025	300	295
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]	250	247
	Intercontinental Exchange, Inc. 3.65% 5/23/2025	50	49
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	325	319
	JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[1]	325	316
	Lloyds Banking Group PLC 4.582% 12/10/2025	200	196
	Metropolitan Life Global Funding I 0.95% 7/2/2025[2]	150	144
	Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	300	299
	Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[1]	300	296
	Nasdaq, Inc. 5.65% 6/28/2025	75	75
	New York Life Global Funding 0.95% 6/24/2025[2]	200	191
	Northwestern Mutual Global Funding 4.00% 7/1/2025[2]	50	49
	PNC Bank, National Association 4.20% 11/1/2025	250	245
	PRICOA Global Funding I 1.15% 12/6/2024[2]	200	196
	Royal Bank of Canada 5.66% 10/25/2024	150	150
	Royal Bank of Canada 4.65% 1/27/2026	150	148
	Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/2025	200	192
	Synchrony Financial 4.50% 7/23/2025	50	49
	Toronto-Dominion Bank (The) 1.15% 6/12/2025	50	48
	Truist Bank 3.625% 9/16/2025	250	244
	U.S. Bancorp 1.45% 5/12/2025	100	97
	UBS AG 7.95% 1/9/2025	250	253
	Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[1]	300	297
	Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[1]	300	291
			7,686

Health care 7.54%
	AbbVie, Inc. 3.60% 5/14/2025	300	295
	Amgen, Inc. 1.90% 2/21/2025	300	293
	Amgen, Inc. 5.507% 3/2/2026	300	300
	AstraZeneca PLC 0.70% 4/8/2026	50	46
	Baxter International, Inc. 1.322% 11/29/2024	50	49
	Baxter International, Inc. 2.60% 8/15/2026	50	47
	Becton, Dickinson and Co. 3.734% 12/15/2024	50	50
	Boston Scientific Corp. 1.90% 6/1/2025	50	49
	Bristol-Myers Squibb Co. 0.75% 11/13/2025	50	47
	Bristol-Myers Squibb Co. 4.95% 2/20/2026	50	50
	Cigna Group (The) 3.25% 4/15/2025	50	49
	CVS Health Corp. 3.875% 7/20/2025	150	147
	CVS Health Corp. 5.00% 2/20/2026	100	99
	Elevance Health, Inc. 2.375% 1/15/2025	50	49
	Eli Lilly and Co. 2.75% 6/1/2025	100	98
	GE HealthCare Technologies, Inc. 5.55% 11/15/2024	100	100

89	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	HCA, Inc. 5.375% 2/1/2025	USD100	$100
	Humana, Inc. 3.85% 10/1/2024	150	149
	Laboratory Corp. of America Holdings 3.60% 2/1/2025	100	99
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	100	99
	Thermo Fisher Scientific, Inc. 1.215% 10/18/2024	50	49
			2,264

Utilities 5.85%
	Berkshire Hathaway Energy Co. 4.05% 4/15/2025	100	99
	CenterPoint Energy, Inc. 5.25% 8/10/2026	50	50
	CMS Energy Corp. 3.00% 5/15/2026	50	48
	DTE Energy Co. 1.05% 6/1/2025	50	48
	Duke Energy Corp. 0.90% 9/15/2025	50	47
	Duke Energy Corp. 5.00% 12/8/2025	50	50
	Edison International 3.55% 11/15/2024	250	248
	Edison International 4.70% 8/15/2025	250	247
	Entergy Louisiana, LLC 0.95% 10/1/2024	50	49
	Eversource Energy 0.80% 8/15/2025	50	47
	FirstEnergy Corp. 2.05% 3/1/2025	50	49
	Florida Power & Light Co. 2.85% 4/1/2025	50	49
	Jersey Central Power & Light Co. 4.30% 1/15/2026[2]	50	49
	Pacific Gas and Electric Co. 3.45% 7/1/2025	250	244
	Pacific Gas and Electric Co. 2.95% 3/1/2026	250	239
	Southern Power Co. 0.90% 1/15/2026	50	47
	Virginia Electric & Power 3.10% 5/15/2025	50	49
	WEC Energy Group, Inc. 5.00% 9/27/2025	50	50
	Xcel Energy, Inc. 3.30% 6/1/2025	50	49
			1,758

Communication services 4.07%
	AT&T, Inc. 1.70% 3/25/2026	100	94
	Charter Communications Operating, LLC 4.908% 7/23/2025	100	99
	Comcast Corp. 3.95% 10/15/2025	50	49
	Discovery Communications, LLC 4.90% 3/11/2026	100	99
	Netflix, Inc. 5.875% 2/15/2025	50	50
	T-Mobile USA, Inc. 3.50% 4/15/2025	250	246
	T-Mobile USA, Inc. 2.25% 2/15/2026	200	190
	Verizon Communications, Inc. 3.50% 11/1/2024	200	199
	Verizon Communications, Inc. 3.376% 2/15/2025	200	197
			1,223

Industrials 2.60%
	BAE Systems Holdings, Inc. 3.85% 12/15/2025[2]	50	49
	Boeing Co. 4.875% 5/1/2025	150	148
	Boeing Co. 2.75% 2/1/2026	150	143
	Burlington Northern Santa Fe, LLC 3.00% 4/1/2025	50	49
	Canadian Pacific Railway Co. 1.35% 12/2/2024	50	49
	Carrier Global Corp. 2.242% 2/15/2025	200	196
	Northrop Grumman Corp. 2.93% 1/15/2025	100	98
	RTX Corp. 3.95% 8/16/2025	50	49
			781

Consumer staples 2.13%
	Altria Group, Inc. 2.35% 5/6/2025	100	97
	BAT Capital Corp. 2.789% 9/6/2024	100	99
	Conagra Brands, Inc. 4.60% 11/1/2025	50	50
	Philip Morris International, Inc. 5.125% 11/15/2024	150	150
	Philip Morris International, Inc. 1.50% 5/1/2025	100	97
	Reynolds American, Inc. 4.45% 6/12/2025	150	148
			641

Capital Group Fixed Income ETF Trust	90

Capital Group Ultra Short Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 1.94%
	Boston Properties, LP 2.75% 10/1/2026	USD50	$47
	COPT Defense Properties, LP 2.25% 3/15/2026	50	47
	Equinix, Inc. 2.625% 11/18/2024	150	148
	Equinix, Inc. 1.00% 9/15/2025	150	142
	VICI Properties, LP 4.625% 6/15/2025[2]	200	198
			582

Consumer discretionary 1.81%
	Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]	150	147
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	200	199
	General Motors Financial Co., Inc. 2.75% 6/20/2025	50	49
	Hyundai Capital America 1.80% 10/15/2025[2]	50	48
	Marriott International, Inc. 5.75% 5/1/2025	50	50
	Toyota Motor Credit Corp. 3.40% 4/14/2025	50	49
			542

Energy 1.48%
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	50	48
	Columbia Pipeline Group, Inc. 4.50% 6/1/2025	50	49
	Enbridge, Inc. 5.90% 11/15/2026	50	51
	Energy Transfer, LP 4.05% 3/15/2025	50	50
	Kinder Morgan, Inc. 4.30% 6/1/2025	50	49
	MPLX, LP 4.875% 6/1/2025	100	99
	ONEOK, Inc. 2.20% 9/15/2025	50	48
	Williams Companies, Inc. 3.90% 1/15/2025	50	50
			444

Materials 1.48%
	Anglo American Capital PLC 3.625% 9/11/2024[2]	200	199
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	50	50
	Celanese US Holdings, LLC 6.05% 3/15/2025	50	50
	International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]	50	47
	LYB International Finance III, LLC 1.25% 10/1/2025	50	47
	Sherwin-Williams Co. 4.05% 8/8/2024	50	50
			443

Information technology 0.66%
	Broadcom Corp. 3.125% 1/15/2025	50	49
	Hewlett Packard Enterprise Co. 5.90% 10/1/2024	50	50
	Microchip Technology, Inc. 0.983% 9/1/2024	50	50
	Oracle Corp. 2.50% 4/1/2025	50	49
			198
	Total corporate bonds, notes & loans		16,562
Asset-backed obligations 17.07%
	ACHV ABS TRUST., Series 23-4CP, Class C, 7.71% 11/25/2030[2,3]	205	208
	Affirm, Inc., Series 23-A, Class 1A, 6.61% 1/18/2028[2,3]	355	356
	Auxilior Term Funding, LLC, Series 2023-1, Class A2, 6.18% 12/15/2028[2,3]	200	201
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,3]	150	143
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027[2,3]	100	100
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,3]	219	217
	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029	290	294
	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028	195	184
	Chesapeake Funding II, LLC, Series 21-1A, Class A1, 0.47% 4/15/2033[2,3]	69	69
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[2,3]	306	305
	Discover Card Execution Note Trust, Series 2022-4, Class A, 5.03% 10/15/2027	200	199
	Enterprise Fleet Financing, LLC, Series 22-1, Class A3, 3.27% 1/20/2028[2,3]	256	249

91	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF (continued)
Bonds, notes & other debt instruments (continued)			Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Exeter Automobile Receivables Trust., Series 24-3A, Class A2, 5.82% 2/15/2027		USD200	$200
	Firstkey Homes Trust., Series 20-SFR2, Class C, 1.667% 10/19/2037[2,3]		200	189
	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.31% 4/15/2033[2,3]		150	142
	GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[2,3]		409	408
	Invitation Homes Trust., Series 18-SFR4, Class A, (1-month USD CME Term SOFR + 1.21%) 6.543% 1/17/2038[2,3,4]		187	188
	John Deere Owner Trust., Series 22-A, Class A4, 2.49% 1/16/2029		200	193
	Navistar Financial Dealer Note Master Trust., Series 23-1, Class A, 6.18% 8/25/2028[2,3]		345	347
	PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,3]		230	230
	Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029		260	255
	Synchrony Card Issuance Trust., Series 22-A2, Class A, 3.86% 7/15/2028		200	197
	Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 6.524% 10/15/2031[2,3,4]		250	250
				5,124
Mortgage-backed obligations 7.05%
Collateralized mortgage-backed obligations (privately originated) 4.72%
	COLT Funding, LLC, Series 24-2, Class A1, 6.125% 4/25/2069[1,2,3]		325	325
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.435% 2/25/2044[2,3,4]		408	408
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.635% 2/25/2042[2,3,4]		182	183
	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[2,3,4]		284	271
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,3,4]		236	230
				1,417

Commercial mortgage-backed securities 2.33%
	BX Trust, Series 21-MFM1, Class A, (1-month USD CME Term SOFR + 0.81%) 6.143% 1/15/2034[2,3,4]		354	351
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.032% 9/15/2034[2,3,4]		354	349
				700
	Total mortgage-backed obligations			2,117
	Total bonds, notes & other debt instruments (cost: $23,796,000)			23,803
Short-term securities 20.01%		Weighted average yield at acquisition
Commercial paper 19.53%
	Chariot Funding, LLC 9/5/2024[2]	5.045%	600	594
	ING (U.S.) Funding, LLC 10/21/2024[2]	5.250	1,200	1,179
	LMA-Americas, LLC 10/17/2024[2]	5.287	1,067	1,049
	Oversea-Chinese Banking Corp., Ltd. 9/24/2024[2]	5.175	1,000	987
	Starbird Funding Corp. 12/30/2024[2]	5.381	1,000	973
	Victory Receivables Corp. 10/9/2024[2]	5.219	1,100	1,083
				5,865
U.S. Treasury bills 0.48%
	U.S. Treasury 7/9/2024	3.284	145	145
	Total short-term securities (cost: $6,013,000)			6,010
	Total investment securities 99.29% (cost: $29,809,000)			29,813

Other assets less liabilities 0.71%	212
Net assets 100.00%	$30,025

Capital Group Fixed Income ETF Trust	92

Capital Group Ultra Short Income ETF (continued)
[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,343,000, which represented
44.44% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
CMS = Constant Maturity Swap
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

93	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETFunaudited
Investment portfolio June 30, 2024

Bonds, notes & other debt instruments 95.35%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 71.72%
Financials 13.92%
	AG Issuer, LLC 6.25% 3/1/2028[1]	USD1,776	$1,739
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	940	976
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	760	750
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,300	1,218
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	1,190	1,203
	Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[2]	EUR625	667
	Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[2]	100	106
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[2]	USD1,100	1,113
	American International Group, Inc. 5.125% 3/27/2033	806	794
	AmWINS Group, Inc. 6.375% 2/15/2029[1]	500	502
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	2,170	2,022
	Aon North America, Inc. 5.45% 3/1/2034	900	896
	Aretec Group, Inc. 7.50% 4/1/2029[1]	1,055	1,018
	Aretec Group, Inc. 10.00% 8/15/2030[1]	685	746
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	1,621	1,518
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	560	567
	Banco BTG Pactual SA 6.25% 4/8/2029[1]	370	372
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	1,824	1,617
	Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[2]	400	333
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	1,934	1,990
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	1,820	1,819
	Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[2]	500	476
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[2]	624	616
	BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	1,350	1,253
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[2]	1,150	1,186
	BlackRock Funding, Inc. 5.00% 3/14/2034	1,575	1,563
	BlackRock Funding, Inc. 5.25% 3/14/2054	1,217	1,177
	Block, Inc. 3.50% 6/1/2031	383	331
	Block, Inc. 6.50% 5/15/2032[1]	1,800	1,826
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	1,475	1,539
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	1,300	1,295
	Bread Financial Holdings, Inc. 9.75% 3/15/2029[1]	920	967
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	525	555
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	2,630	2,637
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	54	54
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	1,901	1,911
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	2,189	2,247
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	1,016	1,022
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]	1,292	1,318
	Chubb INA Holdings, LLC 5.00% 3/15/2034	1,555	1,540
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[2]	975	970
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[2]	1,725	1,755
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	1,271	1,091
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	1,871	1,502
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	1,700	1,614
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	1,360	1,232
	Corebridge Financial, Inc. 3.90% 4/5/2032	250	224
	Corebridge Financial, Inc. 4.40% 4/5/2052	251	198
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]	700	728
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]	65	67
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[2]	390	387
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	1,450	1,476
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	2,533	2,164
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[2]	3,275	3,356

Capital Group Fixed Income ETF Trust	94

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Hightower Holding, LLC 6.75% 4/15/2029[1]	USD725	$679
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	1,720	1,710
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	2,160	2,146
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[2]	25	26
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	1,614	1,689
	HUB International, Ltd. 5.625% 12/1/2029[1]	1,200	1,136
	HUB International, Ltd. 7.25% 6/15/2030[1]	1,116	1,145
	HUB International, Ltd. 7.375% 1/31/2032[1]	1,095	1,111
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/2030[3,4]	49	49
	Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]	175	179
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	192	193
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	2,216	2,026
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[2]	150	151
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	850	864
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[2]	175	174
	JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[2]	565	562
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[2]	2,600	2,669
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	1,260	1,176
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	330	333
	LPL Holdings, Inc. 4.00% 3/15/2029[1]	385	359
	Mastercard, Inc. 4.875% 5/9/2034	456	451
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[2]	450	458
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	625	502
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]	1,954	1,945
	Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]	1,300	1,405
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[2]	2,905	2,979
	Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[2]	200	198
	Nasdaq, Inc. 5.55% 2/15/2034	400	401
	Navient Corp. 4.875% 3/15/2028	770	707
	Navient Corp. 9.375% 7/25/2030	1,150	1,210
	Navient Corp. 11.50% 3/15/2031	855	943
	Navient Corp. 5.625% 8/1/2033	3,070	2,453
	New York Life Global Funding 4.55% 1/28/2033[1]	46	44
	Onemain Finance Corp. 7.50% 5/15/2031	3,360	3,403
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	500	515
	Oxford Finance, LLC 6.375% 2/1/2027[1]	135	130
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[2]	EUR750	801
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	USD2,554	2,785
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	1,198	1,205
	Power Finance Corp., Ltd. 3.35% 5/16/2031	450	394
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	445	413
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	866	856
	Synchrony Financial 2.875% 10/28/2031	1,435	1,151
	Synchrony Financial 7.25% 2/2/2033	1,585	1,577
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	1,424	1,436
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	1,936	1,928
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) % 3/8/2032[3,4]	1,540	1,574
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	25	25
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	1,725	1,732
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	1,224	1,143
	UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[1,2]	900	936
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[1,2]	1,675	1,674
	USI, Inc. 7.50% 1/15/2032[1]	270	275

95	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[2]	USD250	$252
	Wells Fargo & Co. 2.39% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[2]	25	23
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	1,175	1,162
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	1,050	1,050
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	2,191	2,337
	Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[2]	1,505	1,500
	XP Inc. 6.75% 7/2/2029[1]	200	199
			124,792

Energy 11.71%
	3R Lux SARL 9.75% 2/5/2031[1]	648	681
	Apache Corp. 5.10% 9/1/2040	75	64
	Apache Corp. 5.25% 2/1/2042	1,950	1,686
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	700	685
	Baytex Energy Corp. 8.50% 4/30/2030[1]	930	973
	Baytex Energy Corp. 7.375% 3/15/2032[1]	1,060	1,078
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	605	617
	Blue Racer Midstream, LLC 7.25% 7/15/2032[1]	730	751
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	1,598	1,675
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	731	766
	BP Capital Markets America, Inc. 4.893% 9/11/2033	1,375	1,338
	California Resources Corp. 7.125% 2/1/2026[1]	240	241
	Cheniere Energy Partners, LP 3.25% 1/31/2032	795	679
	Cheniere Energy Partners, LP 5.95% 6/30/2033	1,095	1,111
	Chesapeake Energy Corp. 5.875% 2/1/2029[1]	555	550
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	555	573
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	355	346
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	873	916
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	1,035	1,111
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,125	2,278
	CNX Resources Corp. 7.375% 1/15/2031[1]	1,764	1,806
	CNX Resources Corp. 7.25% 3/1/2032[1]	740	755
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	840	815
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	2,170	2,021
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,676	1,772
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	1,580	1,611
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	580	582
	Diamondback Energy, Inc. 5.15% 1/30/2030	313	312
	Diamondback Energy, Inc. 5.40% 4/18/2034	1,456	1,442
	Diamondback Energy, Inc. 5.75% 4/18/2054	966	937
	Diamondback Energy, Inc. 5.90% 4/18/2064	811	783
	DT Midstream, Inc. 4.375% 6/15/2031[1]	550	501
	Ecopetrol SA 8.875% 1/13/2033	1,335	1,380
	Ecopetrol SA 8.375% 1/19/2036	2,015	1,980
	Enbridge, Inc. 6.70% 11/15/2053	297	325
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	1,500	1,565
	Energy Transfer, LP 5.60% 9/1/2034	783	778
	Energy Transfer, LP 5.95% 5/15/2054	500	487
	Energy Transfer, LP 6.05% 9/1/2054	264	261
	Eni SpA 5.50% 5/15/2034[1]	1,894	1,877
	Eni SpA 5.95% 5/15/2054[1]	2,179	2,142
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	100	101
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	2,445	2,288
	Exxon Mobil Corp. 3.452% 4/15/2051	1,300	939
	Genesis Energy, LP 8.00% 1/15/2027	270	276
	Genesis Energy, LP 8.25% 1/15/2029	845	873
	Genesis Energy, LP 8.875% 4/15/2030	1,270	1,337
	Genesis Energy, LP 7.875% 5/15/2032	840	849
	GeoPark, Ltd. 5.50% 1/17/2027	289	263
	Global Partners, LP 8.25% 1/15/2032[1]	765	787
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	625	636
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	534	543

Capital Group Fixed Income ETF Trust	96

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	USD300	$290
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	1,680	1,617
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	1,750	1,866
	Kinder Morgan, Inc. 4.80% 2/1/2033	1,135	1,076
	Kinder Morgan, Inc. 5.20% 6/1/2033	148	144
	Kinder Morgan, Inc. 5.40% 2/1/2034	690	680
	Kinder Morgan, Inc. 5.45% 8/1/2052	845	778
	Kinetik Holdings, LP 6.625% 12/15/2028[1]	370	376
	Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	780	698
	MEG Energy Corp. 5.875% 2/1/2029[1]	105	102
	MPLX, LP 4.95% 9/1/2032	446	427
	MPLX, LP 5.00% 3/1/2033	375	358
	MPLX, LP 4.95% 3/14/2052	1,340	1,137
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,100	1,120
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,085	1,125
	New Fortress Energy, Inc. 6.50% 9/30/2026[1]	4,215	3,881
	New Fortress Energy, Inc. 8.75% 3/15/2029[1]	1,260	1,151
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	995	1,015
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	1,870	1,900
	Noble Finance II, LLC 8.00% 4/15/2030[1]	325	338
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,197	1,211
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	1,041	1,094
	ONEOK, Inc. 6.05% 9/1/2033	180	185
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	52	53
	Permian Resources Operating, LLC 5.875% 7/1/2029[1]	680	670
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,105	1,224
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	850	874
	Petroleos Mexicanos 4.50% 1/23/2026	166	158
	Petroleos Mexicanos 6.875% 8/4/2026	884	866
	Petroleos Mexicanos 6.49% 1/23/2027	1,098	1,055
	Petroleos Mexicanos 6.50% 3/13/2027	300	286
	Petroleos Mexicanos 5.95% 1/28/2031	950	766
	Petroleos Mexicanos 6.70% 2/16/2032	1,264	1,059
	Petroleos Mexicanos 10.00% 2/7/2033	950	954
	Petroleos Mexicanos 6.95% 1/28/2060	700	464
	Raizen Fuels Finance SA 6.45% 3/5/2034[1]	200	203
	Range Resources Corp. 4.75% 2/15/2030[1]	500	469
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	735	742
	Shell International Finance BV 3.00% 11/26/2051	600	393
	Southwestern Energy Co. 4.75% 2/1/2032	285	262
	Sunoco, LP 7.00% 5/1/2029[1]	680	697
	Sunoco, LP 4.50% 5/15/2029	570	534
	Sunoco, LP 7.25% 5/1/2032[1]	1,010	1,045
	Superior Plus, LP 4.50% 3/15/2029[1]	50	46
	Talos Production, Inc. 9.00% 2/1/2029[1]	475	499
	Talos Production, Inc. 9.375% 2/1/2031[1]	820	866
	TotalEnergies Capital International SA 3.127% 5/29/2050	1,660	1,120
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	448	456
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	165	165
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	617	637
	Transocean, Inc. 8.00% 2/1/2027[1]	361	360
	Transocean, Inc. 8.25% 5/15/2029[1]	750	752
	Transocean, Inc. 8.75% 2/15/2030[1]	1,298	1,364
	Transocean, Inc. 8.50% 5/15/2031[1]	800	801
	Transocean, Inc. 6.80% 3/15/2038	1,250	1,038
	USA Compression Partners, LP 7.125% 3/15/2029[1]	605	610
	Vallourec SA 7.50% 4/15/2032[1]	1,760	1,825
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	755	688
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	1,824	1,852
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	1,367	1,228
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	1,150	1,186
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	260	270

97	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Vital Energy, Inc. 7.875% 4/15/2032[1]	USD1,320	$1,343
	Williams Companies, Inc. 4.65% 8/15/2032	369	351
	Williams Companies, Inc. 5.15% 3/15/2034	1,030	1,005
			104,948

Health care 9.31%
	AbbVie, Inc. 4.80% 3/15/2029	750	747
	AbbVie, Inc. 4.95% 3/15/2031	700	698
	AbbVie, Inc. 5.05% 3/15/2034	3,500	3,491
	AbbVie, Inc. 5.35% 3/15/2044	50	49
	AbbVie, Inc. 5.40% 3/15/2054	2,176	2,153
	AbbVie, Inc. 5.50% 3/15/2064	855	845
	AdaptHealth, LLC 6.125% 8/1/2028[1]	65	62
	AdaptHealth, LLC 4.625% 8/1/2029[1]	1,156	1,003
	AdaptHealth, LLC 5.125% 3/1/2030[1]	1,919	1,680
	Amgen, Inc. 5.25% 3/2/2030	461	464
	Amgen, Inc. 4.20% 3/1/2033	2,120	1,965
	Amgen, Inc. 5.25% 3/2/2033	1,673	1,669
	Amgen, Inc. 3.00% 1/15/2052	2,250	1,475
	Amgen, Inc. 5.65% 3/2/2053	1,982	1,953
	Amgen, Inc. 5.75% 3/2/2063	550	539
	AstraZeneca Finance, LLC 4.85% 2/26/2029	750	749
	AstraZeneca Finance, LLC 4.90% 2/26/2031	400	399
	AstraZeneca Finance, LLC 5.00% 2/26/2034	475	473
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	341	310
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	115	80
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	425	396
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	250	227
	Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	125	61
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	235	110
	Baxter International, Inc. 2.272% 12/1/2028	582	513
	Baxter International, Inc. 2.539% 2/1/2032	1,592	1,306
	Baxter International, Inc. 3.132% 12/1/2051	1,475	925
	Bayer US Finance, LLC 6.50% 11/21/2033[1]	1,254	1,283
	Bayer US Finance, LLC 6.875% 11/21/2053[1]	200	206
	Becton, Dickinson and Co. 5.081% 6/7/2029	631	631
	Becton, Dickinson and Co. 5.11% 2/8/2034	700	690
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	200	200
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	675	678
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,905	2,900
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	125	124
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	920	989
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,230	2,200
	Bristol-Myers Squibb Co. 6.40% 11/15/2063	175	190
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	175	171
	Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.344% 2/22/2028[3,4]	216	217
	Centene Corp. 2.45% 7/15/2028	365	324
	Centene Corp. 2.50% 3/1/2031	3,390	2,785
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	895	818
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	750	699
	Cigna Group (The) 5.25% 2/15/2034	525	518
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	200	203
	CVS Health Corp. 5.70% 6/1/2034	1,830	1,826
	CVS Health Corp. 6.00% 6/1/2044	750	735
	CVS Health Corp. 5.875% 6/1/2053	1,134	1,087
	CVS Health Corp. 6.05% 6/1/2054	875	859
	CVS Health Corp. 6.00% 6/1/2063	738	707
	Elevance Health, Inc. 5.375% 6/15/2034	850	854
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	1,585	1,638
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[3,4]	925	924

Capital Group Fixed Income ETF Trust	98

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	USD90	$90
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 7/1/2030[3,4]	25	25
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,094	1,102
	Gilead Sciences, Inc. 5.55% 10/15/2053	458	458
	Grifols, SA 7.50% 5/1/2030[5]	EUR1,700	1,821
	HCA, Inc. 5.45% 4/1/2031	USD250	250
	HCA, Inc. 2.375% 7/15/2031	795	653
	Humana, Inc. 5.75% 4/15/2054	967	933
	Johnson & Johnson 4.90% 6/1/2031	1,100	1,111
	Johnson & Johnson 4.95% 6/1/2034	750	759
	Johnson & Johnson 5.25% 6/1/2054	450	452
	Medline Borrower, LP 6.25% 4/1/2029[1]	716	725
	Medline Borrower, LP 5.25% 10/1/2029[1]	1,200	1,146
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	975	867
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,022	1,754
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	100	86
	Owens & Minor, Inc. 6.25% 4/1/2030[1]	585	532
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,915	1,867
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	100	95
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	2,423	2,339
	Radiology Partners, Inc. 7.775% 1/31/2029[1]	888	833
	Radiology Partners, Inc. 9.781% 2/15/2030[1]	820	657
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.588% 1/31/2029[3,4]	89	85
	Roche Holdings, Inc. 5.593% 11/13/2033[1]	530	550
	Roche Holdings, Inc. 4.985% 3/8/2034[1]	2,655	2,634
	Solventum Corp. 5.60% 3/23/2034[1]	525	516
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	1,165	1,168
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	515	521
	Tenet Healthcare Corp. 6.125% 10/1/2028	275	274
	Tenet Healthcare Corp. 6.75% 5/15/2031	550	559
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	2,065	2,116
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	2,405	2,316
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	1,442	1,551
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,682	1,872
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	846	592
	UnitedHealth Group, Inc. 5.00% 4/15/2034	1,205	1,190
	UnitedHealth Group, Inc. 2.90% 5/15/2050	280	182
			83,479

Consumer discretionary 7.03%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	1,936	1,751
	Advance Auto Parts, Inc. 3.50% 3/15/2032	1,641	1,395
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.208% 2/2/2026[3,4]	400	392
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	300	298
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	1,595	1,457
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	875	905
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,541	1,426
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	1,325	1,209
	Bath & Body Works, Inc. 6.875% 11/1/2035	2,140	2,160
	Bath & Body Works, Inc. 6.75% 7/1/2036	750	747
	Boyd Gaming Corp. 4.75% 12/1/2027	1,020	984
	Boyne USA, Inc. 4.75% 5/15/2029[1]	630	588
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	2,130	1,954
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	105	107
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	1,490	1,498
	Carnival Corp. 5.75% 3/1/2027[1]	1,275	1,260
	Carnival Corp. 6.00% 5/1/2029[1]	2,188	2,163
	Carnival Corp. 7.00% 8/15/2029[1]	375	389
	Carnival Corp. 10.50% 6/1/2030[1]	587	638

99	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Clarios Global, LP 8.50% 5/15/2027[1]	USD351	$354
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	1,400	1,449
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	867	857
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,225	1,116
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,565	1,412
	Ford Motor Co. 7.45% 7/16/2031	250	269
	Ford Motor Co. 6.10% 8/19/2032	2,080	2,078
	Ford Motor Co. 5.291% 12/8/2046	261	229
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	100	94
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	699	699
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	350	342
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	607	570
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	500	517
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	400	421
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	650	687
	Ford Motor Credit Co., LLC 6.125% 3/8/2034	550	544
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	785	793
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	2,349	2,463
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[3,4]	78	78
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	1,704	1,701
	Home Depot, Inc. 4.75% 6/25/2029	790	786
	Home Depot, Inc. 4.85% 6/25/2031	591	587
	Home Depot, Inc. 4.95% 6/25/2034	785	777
	Home Depot, Inc. 5.30% 6/25/2054	221	216
	Home Depot, Inc. 5.40% 6/25/2064	630	614
	Hyundai Capital America 5.30% 6/24/2029[1]	462	460
	International Game Technology PLC 5.25% 1/15/2029[1]	200	194
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	1,075	1,006
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	535	559
	Levi Strauss & Co. 3.50% 3/1/2031[1]	725	628
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	1,550	1,603
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,575	1,416
	McDonald’s Corp. 5.00% 5/17/2029	328	328
	McDonald’s Corp. 5.20% 5/17/2034	392	394
	McDonald’s Corp. 5.15% 9/9/2052	675	623
	Party City Holdings, Inc. 12.00% 12/31/2028[1]	70	67
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	79	82
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	681	639
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	565	547
	Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	856	801
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	665	657
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	900	951
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	76	79
	Sally Holdings, LLC 6.75% 3/1/2032	1,518	1,501
	Scientific Games Holdings, LP 6.625% 3/1/2030[1]	113	110
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,114	1,007
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,806	2,473
	Station Casinos, LLC 6.625% 3/15/2032[1]	590	588
	Tapestry, Inc. 7.85% 11/27/2033	851	897
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	401	406
	Valvoline, Inc. 3.625% 6/15/2031[1]	1,185	1,022
	Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/30/2031[3,4]	315	317
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	1,115	1,091
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	763	712
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	808	838
			62,970

Capital Group Fixed Income ETF Trust	100

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Industrials 5.32%
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	USD199	$203
	Ambipar Lux SARL 9.875% 2/6/2031[1]	856	831
	American Airlines, Inc. 8.50% 5/15/2029[1]	1,050	1,092
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	300	276
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	185	183
	BAE Systems PLC 5.30% 3/26/2034[1]	1,087	1,077
	Boeing Co. 5.15% 5/1/2030	1,202	1,155
	Boeing Co. 3.625% 2/1/2031	698	611
	Boeing Co. 6.388% 5/1/2031[1]	437	445
	Boeing Co. 3.60% 5/1/2034	600	483
	Boeing Co. 6.528% 5/1/2034[1]	1,449	1,484
	Boeing Co. 5.705% 5/1/2040	480	443
	Boeing Co. 5.805% 5/1/2050	85	77
	Boeing Co. 6.858% 5/1/2054[1]	1,045	1,073
	Boeing Co. 5.93% 5/1/2060	1,155	1,033
	Bombardier, Inc. 7.875% 4/15/2027[1]	277	278
	Bombardier, Inc. 8.75% 11/15/2030[1]	924	1,000
	Bombardier, Inc. 7.45% 5/1/2034[1]	275	310
	Burlington Northern Santa Fe, LLC 5.20% 4/15/2054	1,535	1,472
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	549	550
	Canadian National Railway Co. 6.125% 11/1/2053	276	305
	Canadian Pacific Railway Co. 3.10% 12/2/2051	150	100
	Carrier Global Corp. 6.20% 3/15/2054	327	350
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	340	316
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	45	45
	CoreLogic, Inc. 4.50% 5/1/2028[1]	620	563
	CSX Corp. 2.50% 5/15/2051	220	130
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	1,009	938
	Enviri Corp. 5.75% 7/31/2027[1]	155	148
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	110	114
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	650	675
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	720	731
	Hertz Corp. (The) 4.625% 12/1/2026[1]	300	218
	Hertz Corp. (The) 12.625% 7/15/2029[1]	290	300
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[3,4]	418	378
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[3,4]	81	73
	Honeywell International, Inc. 5.00% 3/1/2035	1,225	1,215
	Icahn Enterprises, LP 6.25% 5/15/2026	1,024	1,017
	Icahn Enterprises, LP 5.25% 5/15/2027	2,375	2,231
	Icahn Enterprises, LP 9.75% 1/15/2029[1]	700	726
	Ingersoll-Rand, Inc. 5.314% 6/15/2031	627	631
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	573	578
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	435	435
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	348	343
	Lockheed Martin Corp. 4.50% 2/15/2029	318	313
	Lockheed Martin Corp. 4.80% 8/15/2034	935	913
	Lockheed Martin Corp. 5.20% 2/15/2064	144	136
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	308	310
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	335	311
	Norfolk Southern Corp. 5.05% 8/1/2030	57	57
	Norfolk Southern Corp. 4.45% 3/1/2033	15	14
	Norfolk Southern Corp. 5.35% 8/1/2054	2,183	2,084
	Northrop Grumman Corp. 4.90% 6/1/2034	400	389
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	505	516
	Regal Rexnord Corp. 6.30% 2/15/2030	1,093	1,118
	Regal Rexnord Corp. 6.40% 4/15/2033	2,080	2,129
	Republic Services, Inc. 5.20% 11/15/2034	1,080	1,073
	Reworld Holding Corp. 4.875% 12/1/2029[1]	885	809
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	60	63
	RTX Corp. 5.15% 2/27/2033	250	248
	RTX Corp. 6.10% 3/15/2034	469	494

101	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Sensata Technologies BV 4.00% 4/15/2029[1]	USD1,350	$1,241
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	150	131
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	492	461
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	285	307
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	660	729
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.579% 1/15/2027[3,4]	20	20
	TransDigm, Inc. 6.75% 8/15/2028[1]	807	818
	TransDigm, Inc. 4.625% 1/15/2029	2,025	1,891
	TransDigm, Inc. 6.375% 3/1/2029[1]	300	302
	TransDigm, Inc. 6.625% 3/1/2032[1]	700	708
	Triumph Group, Inc. 9.00% 3/15/2028[1]	287	301
	Uber Technologies, Inc. 8.00% 11/1/2026[1]	345	348
	Union Pacific Corp. 2.95% 3/10/2052	308	198
	Union Pacific Corp. 4.95% 5/15/2053	610	569
	United Rentals (North America), Inc. 5.25% 1/15/2030	385	373
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	400	399
	WESCO Distribution, Inc. 7.25% 6/15/2028[1]	435	443
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	850	860
			47,712

Materials 5.19%
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	1,125	1,155
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	2,450	2,076
	ATI, Inc. 4.875% 10/1/2029	1,082	1,013
	ATI, Inc. 7.25% 8/15/2030	349	361
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	500	520
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	625	608
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	36	35
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,116	1,117
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	286	284
	Braskem Idesa SAPI 6.99% 2/20/2032	2,225	1,689
	Braskem Netherlands Finance BV 8.75% 1/12/2031[1]	705	721
	Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	1,525	1,439
	Celanese US Holdings, LLC 6.35% 11/15/2028	131	135
	Celanese US Holdings, LLC 6.379% 7/15/2032	460	473
	Celanese US Holdings, LLC 6.70% 11/15/2033	1,355	1,425
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	2,550	2,633
	CSN Resources SA 8.875% 12/5/2030[1]	1,280	1,273
	Dow Chemical Co. (The) 5.15% 2/15/2034	283	277
	Dow Chemical Co. (The) 6.90% 5/15/2053	275	306
	Dow Chemical Co. (The) 5.60% 2/15/2054	786	757
	Eastman Chemical Co. 5.625% 2/20/2034	474	471
	EIDP, Inc. 4.80% 5/15/2033	691	667
	Element Solutions, Inc. 3.875% 9/1/2028[1]	1,110	1,021
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	2,120	2,073
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	2,175	2,275
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	2,352	2,336
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	2,185	1,436
	LABL, Inc. 9.50% 11/1/2028[1]	776	783
	LSB Industries, Inc. 6.25% 10/15/2028[1]	1,357	1,310
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	420	424
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	270	284
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	685	656
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	655	578
	NOVA Chemicals Corp. 9.00% 2/15/2030[1]	515	544
	Novelis Corp. 3.875% 8/15/2031[1]	1,905	1,651
	OCI NV 6.70% 3/16/2033[1]	1,530	1,511
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	1,185	1,188
	Sasol Financing USA, LLC 8.75% 5/3/2029[1]	1,000	1,018
	Sasol Financing USA, LLC 8.75% 5/3/2029[6]	650	662
	Sasol Financing USA, LLC 5.50% 3/18/2031	1,100	928

Capital Group Fixed Income ETF Trust	102

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	USD50	$47
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	1,275	1,201
	Sealed Air Corp. 4.00% 12/1/2027[1]	375	353
	Sealed Air Corp. 6.125% 2/1/2028[1]	1,306	1,304
	Stillwater Mining Co. 4.00% 11/16/2026[6]	537	491
	Stillwater Mining Co. 4.50% 11/16/2029[6]	200	163
	Summit Materials, LLC 5.25% 1/15/2029[1]	439	424
	Summit Materials, LLC 7.25% 1/15/2031[1]	896	929
	Trivium Packaging Finance BV 8.50% 8/15/2027[1]	963	957
	Vale Overseas Ltd. 6.40% 6/28/2054	494	489
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.328% 1/16/2026[3,4]	7	7
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 2.00% Cash 10/10/2028[3,4,7]	14	14
			46,492

Real estate 4.61%
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	775	463
	Boston Properties, LP 2.55% 4/1/2032	1,072	836
	Boston Properties, LP 2.45% 10/1/2033	922	684
	Boston Properties, LP 6.50% 1/15/2034	1,099	1,119
	Brandywine Operating Partnership, LP 8.875% 4/12/2029	955	996
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	575	564
	COPT Defense Properties, LP 2.75% 4/15/2031	355	294
	Crown Castle, Inc. 5.00% 1/11/2028	82	81
	Crown Castle, Inc. 5.80% 3/1/2034	2,202	2,225
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	550	549
	Highwoods Realty, LP 7.65% 2/1/2034	1,775	1,911
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	5	5
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	1,465	1,312
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	1,041	897
	Hudson Pacific Properties, LP 4.65% 4/1/2029	445	343
	Hudson Pacific Properties, LP 3.25% 1/15/2030	2,235	1,546
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,020	874
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	3,150	2,618
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,890	2,366
	Kilroy Realty, LP 2.50% 11/15/2032	786	590
	Kilroy Realty, LP 2.65% 11/15/2033	528	388
	Kilroy Realty, LP 6.25% 1/15/2036	1,681	1,597
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	2,115	1,955
	MPT Operating Partnership, LP 5.00% 10/15/2027	250	207
	MPT Operating Partnership, LP 3.50% 3/15/2031	3,178	2,074
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	1,738	1,631
	Prologis, LP 4.75% 6/15/2033	1,110	1,071
	Prologis, LP 5.125% 1/15/2034	685	677
	Prologis, LP 5.00% 3/15/2034	1,260	1,233
	Prologis, LP 5.25% 3/15/2054	170	161
	Public Storage Operating Co. 5.35% 8/1/2053	1,093	1,055
	Service Properties Trust 4.75% 10/1/2026	245	230
	Service Properties Trust 4.95% 2/15/2027	691	629
	Service Properties Trust 3.95% 1/15/2028	1,700	1,426
	Service Properties Trust 8.375% 6/15/2029	300	295
	Service Properties Trust 4.95% 10/1/2029	2,679	2,035
	Service Properties Trust 4.375% 2/15/2030	2,060	1,457
	Service Properties Trust 8.625% 11/15/2031[1]	1,257	1,311
	Sun Communities Operating, LP 4.20% 4/15/2032	300	269
	VICI Properties, LP 5.125% 5/15/2032	1,391	1,326
			41,300

103	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Communication services 4.45%
	Altice France SA 5.125% 7/15/2029[1]	USD425	$280
	Altice France SA 5.50% 10/15/2029[1]	275	182
	AT&T, Inc. 2.25% 2/1/2032	165	134
	AT&T, Inc. 5.40% 2/15/2034	200	200
	AT&T, Inc. 3.55% 9/15/2055	240	162
	CCO Holdings, LLC 4.25% 2/1/2031[1]	970	793
	CCO Holdings, LLC 4.75% 2/1/2032[1]	1,025	840
	CCO Holdings, LLC 4.50% 5/1/2032	755	609
	CCO Holdings, LLC 4.50% 6/1/2033[1]	2,685	2,115
	CCO Holdings, LLC 4.25% 1/15/2034[1]	2,610	1,983
	Charter Communications Operating, LLC 2.30% 2/1/2032	760	586
	Charter Communications Operating, LLC 4.40% 4/1/2033	675	595
	Charter Communications Operating, LLC 6.65% 2/1/2034	125	126
	Charter Communications Operating, LLC 3.70% 4/1/2051	3,250	1,978
	Charter Communications Operating, LLC 5.25% 4/1/2053	1,375	1,080
	Comcast Corp. 4.80% 5/15/2033	61	59
	Comcast Corp. 5.30% 6/1/2034	2,027	2,033
	Comcast Corp. 2.887% 11/1/2051	1,350	843
	Comcast Corp. 5.65% 6/1/2054	848	847
	Connect Finco SARL 6.75% 10/1/2026[1]	1,168	1,128
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	825	777
	DISH DBS Corp. 5.875% 11/15/2024	1,406	1,336
	DISH DBS Corp. 7.75% 7/1/2026	250	155
	DISH Network Corp. 11.75% 11/15/2027[1]	710	697
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	1,509	1,386
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	675	589
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	356	310
	Gray Television, Inc. 7.00% 5/15/2027[1]	410	378
	Gray Television, Inc. 10.50% 7/15/2029[1]	1,590	1,600
	Gray Television, Inc. 4.75% 10/15/2030[1]	452	272
	Gray Television, Inc. 5.375% 11/15/2031[1]	1,171	665
	Gray Television, Inc., Term Loan B, (1-month USD CME Term SOFR + 5.25%) 10.57% 5/23/2029[3,4]	410	390
	Meta Platforms, Inc. 4.45% 8/15/2052	1,146	989
	Netflix, Inc. 5.375% 11/15/2029[1]	85	86
	News Corp. 3.875% 5/15/2029[1]	280	258
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	1,735	1,544
	Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	375	339
	Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	1,270	1,086
	Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	3,500	2,860
	Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	505	331
	Tencent Holdings, Ltd. 3.84% 4/22/2051	310	226
	T-Mobile USA, Inc. 2.55% 2/15/2031	100	85
	T-Mobile USA, Inc. 5.15% 4/15/2034	315	310
	T-Mobile USA, Inc. 3.40% 10/15/2052	100	68
	Univision Communications, Inc. 8.00% 8/15/2028[1]	1,515	1,479
	Univision Communications, Inc. 4.50% 5/1/2029[1]	1,725	1,452
	Univision Communications, Inc. 7.375% 6/30/2030[1]	2,450	2,281
	Univision Communications, Inc. 8.50% 7/31/2031[1]	250	243
	Verizon Communications, Inc. 2.355% 3/15/2032	450	368
	Verizon Communications, Inc. 3.55% 3/22/2051	310	223
	Verizon Communications, Inc. 3.875% 3/1/2052	324	246
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	287	256
			39,858

Consumer staples 3.74%
	7-Eleven, Inc. 1.80% 2/10/2031[1]	941	754
	7-Eleven, Inc. 2.80% 2/10/2051[1]	926	552
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	275	248
	Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	580	576
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	100	101
	B&G Foods, Inc. 5.25% 4/1/2025	15	15

Capital Group Fixed Income ETF Trust	104

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	B&G Foods, Inc. 5.25% 9/15/2027	USD390	$362
	B&G Foods, Inc. 8.00% 9/15/2028[1]	1,238	1,260
	BAT Capital Corp. 6.421% 8/2/2033	1,205	1,260
	BAT Capital Corp. 6.00% 2/20/2034	55	56
	BAT Capital Corp. 7.081% 8/2/2053	1,958	2,084
	Campbell Soup Co. 5.20% 3/21/2029	215	215
	Campbell Soup Co. 5.40% 3/21/2034	1,044	1,038
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	1,655	1,461
	Coca-Cola Co. 5.00% 5/13/2034	488	490
	Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	1,572	1,587
	Constellation Brands, Inc. 2.25% 8/1/2031	1,410	1,158
	Constellation Brands, Inc. 4.75% 5/9/2032	993	955
	Constellation Brands, Inc. 4.90% 5/1/2033	389	376
	Coty, Inc. 6.625% 7/15/2030[1]	880	894
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[3,4]	235	237
	Imperial Brands Finance PLC 5.875% 7/1/2034[1]	825	809
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	910	792
	J. M. Smucker Co. (The) 6.20% 11/15/2033	874	918
	J. M. Smucker Co. (The) 6.50% 11/15/2043	282	297
	J. M. Smucker Co. (The) 6.50% 11/15/2053	290	312
	Kronos Acquisition Holdings Inc. 10.75% 6/30/2032[1]	700	672
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	275	282
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	210	217
	MARB BondCo PLC 3.95% 1/29/2031	950	790
	Minerva Luxembourg SA 8.875% 9/13/2033[1]	1,422	1,469
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	166	151
	Philip Morris International, Inc. 5.75% 11/7/2032	1,075	1,098
	Philip Morris International, Inc. 5.375% 2/15/2033	1,480	1,470
	Philip Morris International, Inc. 5.625% 9/7/2033	2,381	2,403
	Philip Morris International, Inc. 5.25% 2/13/2034	698	685
	Post Holdings, Inc. 4.625% 4/15/2030[1]	2,235	2,055
	Post Holdings, Inc. 6.25% 2/15/2032[1]	303	304
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	1,445	1,259
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	350	308
	TreeHouse Foods, Inc. 4.00% 9/1/2028	1,135	1,021
	US Foods, Inc. 4.625% 6/1/2030[1]	320	297
	Walmart, Inc. 4.10% 4/15/2033	250	238
			33,526

Utilities 3.72%
	Aegea Finance SARL 9.00% 1/20/2031[1]	1,273	1,325
	Alabama Power Co. 5.85% 11/15/2033	160	167
	Baltimore Gas and Electric Co. 5.30% 6/1/2034	875	870
	Consumers Energy Co. 4.60% 5/30/2029	100	98
	Consumers Energy Co. 3.60% 8/15/2032	75	67
	Consumers Energy Co. 4.625% 5/15/2033	125	120
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	275	261
	Duke Energy Corp. 4.50% 8/15/2032	329	308
	Duke Energy Corp. 6.10% 9/15/2053	300	305
	Duke Energy Florida, LLC 5.875% 11/15/2033	90	94
	Edison International 6.95% 11/15/2029	395	420
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	200	218
	Eversource Energy 5.50% 1/1/2034	1,239	1,216
	FirstEnergy Corp. 2.65% 3/1/2030	1,495	1,301
	FirstEnergy Corp. 2.25% 9/1/2030	905	758
	Florida Power & Light Co. 5.30% 6/15/2034	700	706
	Georgia Power Co. 4.95% 5/17/2033	225	220
	Georgia Power Co. 5.25% 3/15/2034	300	299
	MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.844% 3/20/2031[3,4]	235	237

105	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 3.00% 6/15/2028	USD220	$201
	Pacific Gas and Electric Co. 4.55% 7/1/2030	74	70
	Pacific Gas and Electric Co. 3.25% 6/1/2031	420	361
	Pacific Gas and Electric Co. 6.15% 1/15/2033	900	915
	Pacific Gas and Electric Co. 6.40% 6/15/2033	1,644	1,699
	Pacific Gas and Electric Co. 3.30% 8/1/2040	135	96
	Pacific Gas and Electric Co. 3.50% 8/1/2050	2,660	1,738
	Pacific Gas and Electric Co. 6.70% 4/1/2053	200	208
	PacifiCorp 5.30% 2/15/2031	370	369
	PacifiCorp 5.45% 2/15/2034	1,520	1,502
	PacifiCorp 3.30% 3/15/2051	325	210
	PacifiCorp 2.90% 6/15/2052	758	447
	PacifiCorp 5.35% 12/1/2053	700	636
	PacifiCorp 5.50% 5/15/2054	1,566	1,456
	PacifiCorp 5.80% 1/15/2055	1,075	1,042
	PG&E Corp. 5.25% 7/1/2030	1,655	1,582
	Public Service Company of Colorado 5.35% 5/15/2034	1,200	1,190
	Public Service Company of Colorado 3.20% 3/1/2050	750	494
	Public Service Company of Colorado 2.70% 1/15/2051	788	466
	Public Service Company of Colorado 5.25% 4/1/2053	425	389
	Public Service Company of Colorado 5.75% 5/15/2054	350	346
	Southern California Edison Co. 5.65% 10/1/2028	300	305
	Southern California Edison Co. 2.50% 6/1/2031	355	298
	Southern California Edison Co. 5.45% 6/1/2031	350	353
	Southern California Edison Co. 5.20% 6/1/2034	1,875	1,832
	Southern California Edison Co. 3.65% 2/1/2050	2,157	1,535
	Southern California Edison Co. 2.95% 2/1/2051	380	236
	Southern California Edison Co. 5.75% 4/15/2054	350	343
	Southwestern Public Service Co. 6.00% 6/1/2054	225	225
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	1,845	1,969
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[3,4]	64	65
	Xcel Energy, Inc. 4.60% 6/1/2032	50	47
	Xcel Energy, Inc. 5.45% 8/15/2033	1,795	1,764
			33,379

Information technology 2.72%
	Analog Devices, Inc. 5.05% 4/1/2034	1,199	1,195
	Analog Devices, Inc. 5.30% 4/1/2054	62	61
	Broadcom, Inc. 2.60% 2/15/2033[1]	116	94
	Broadcom, Inc. 3.469% 4/15/2034[1]	905	772
	Broadcom, Inc. 4.926% 5/15/2037[1]	915	861
	Cisco Systems, Inc. 4.85% 2/26/2029	746	746
	Cisco Systems, Inc. 4.95% 2/26/2031	740	740
	Cisco Systems, Inc. 5.05% 2/26/2034	2,866	2,865
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	2,455	2,359
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	2,156	2,093
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	1,516	1,546
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[3,4]	198	199
	CommScope Technologies, LLC 6.00% 6/15/2025[1]	721	588
	CommScope, Inc. 6.00% 3/1/2026[1]	838	736
	CommScope, Inc. 8.25% 3/1/2027[1]	148	70
	CommScope, Inc. 7.125% 7/1/2028[1]	55	23
	CommScope, Inc. 4.75% 9/1/2029[1]	100	69
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[3,4]	60	54
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 10/2/2028[1,3,4]	497	515
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,4,6]	273	274

Capital Group Fixed Income ETF Trust	106

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[3,4,6]	USD28	$4
	Gartner, Inc. 3.75% 10/1/2030[1]	403	362
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	1,550	1,580
	Intel Corp. 5.15% 2/21/2034	710	701
	Intel Corp. 5.60% 2/21/2054	215	208
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	1,610	1,641
	Microchip Technology, Inc. 5.05% 3/15/2029	775	769
	NCR Atleos Corp. 9.50% 4/1/2029[1]	900	974
	ServiceNow, Inc. 1.40% 9/1/2030	120	97
	Texas Instruments, Inc. 4.60% 2/8/2029	40	40
	Texas Instruments, Inc. 4.85% 2/8/2034	388	385
	UKG, Inc. 6.875% 2/1/2031[1]	1,650	1,672
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,5,6]	110	107
			24,400
	Total corporate bonds, notes & loans		642,856
Mortgage-backed obligations 13.35%
Commercial mortgage-backed securities 11.64%
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.466% 11/15/2055[4,8]	634	591
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.936% 11/15/2032[4,8]	556	546
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.936% 11/15/2032[4,8]	500	474
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[4,8]	375	377
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.488% 2/15/2056[4,8]	102	101
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.624% 3/15/2056[4,8]	745	731
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 6/15/2028[4,8]	267	280
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[4,8]	458	468
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.999% 8/15/2056[4,8]	712	750
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.999% 8/15/2056[4,8]	493	511
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.858% 12/15/2056[4,8]	598	632
	Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, % 5/15/2057[4,8]	713	727
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.357% 5/15/2062[4,8]	500	379
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.248% 3/15/2037[1,4,8]	1,600	1,515
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.348% 12/15/2055[4,8]	1,008	970
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[4,8]	148	150
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.545% 4/15/2056[4,8]	150	152
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.597% 4/15/2056[4,8]	198	196
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[4,8]	470	460
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[8]	207	202
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[4,8]	286	280
	Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057[4,8]	2,530	2,606
	Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class C, 6.70% 7/15/2057[4,8]	1,523	1,538
	Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029[8]	1,074	1,112
	Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2050[4,8]	999	1,022
	Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054[4,8]	980	728
	Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055[4,8]	742	752
	Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.12% 4/15/2056[4,8]	226	233
	Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[4,8]	499	501
	Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[4,8]	499	442
	Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[8]	500	512
	Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.412% 7/15/2056[4,8]	881	895
	Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.58% 12/15/2056[4,8]	893	924

107	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[8]	USD416	$415
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[8]	403	414
	Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057[4,8]	101	103
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 7.907% 3/15/2041[1,4,8]	1,686	1,676
	BMO Mortgage Trust, Series 2023-C5, Class B, 6.697% 6/15/2056[4,8]	312	324
	BMO Mortgage Trust, Series 2023-C5, Class C, 6.847% 6/15/2056[4,8]	166	170
	BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[4,8]	1,052	1,080
	BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056[4,8]	403	409
	BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[4,8]	520	544
	BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,8]	167	140
	BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[4,8]	196	200
	BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[4,8]	446	454
	BMO Mortgage Trust, Series 2024-5C3, Class C, 7.088% 2/15/2057[4,8]	89	90
	BMO Mortgage Trust, Series 2024-5C4, Class C, % 5/15/2057[4,8]	2,601	2,653
	BMO Mortgage Trust, Series 2024-C9, Class B, 6.562% 7/15/2057[4,8]	1,897	1,954
	BMO Mortgage Trust, Series 2024-C9, Class C, 6.601% 7/15/2057[4,8]	2,858	2,858
	BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 8.718% 6/15/2041[1,4,8]	2,809	2,798
	BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 8.209% 5/15/2029[1,4,8]	2,595	2,590
	BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 7.269% 5/15/2034[1,4,8]	2,698	2,707
	BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 7.79% 5/15/2034[1,4,8]	1,875	1,876
	BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 7.093% 9/15/2036[1,4,8]	280	276
	BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.443% 9/15/2036[1,4,8]	710	702
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[1,4,8]	769	761
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.78% 8/15/2039[1,4,8]	399	399
	BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 9.026% 8/15/2039[1,4,8]	199	200
	BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,8]	500	434
	BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044[1,4,8]	495	437
	BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,4,8]	500	436
	CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.479% 9/15/2028[1,4,8]	958	965
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028[1,4,8]	1,129	1,093
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[1,4,8]	245	241
	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[4,8]	140	118
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,4,8]	664	564
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.378% 9/10/2040[1,4,8]	1,546	1,539
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2029[1,4,8]	669	670
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,4,8]	744	745
	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.507% 2/10/2056[4,8]	495	494
	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.507% 2/10/2056[4,8]	195	190
	FS Commerical Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039[1,4,8]	2,095	2,179
	Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 7.72% 3/15/2039[1,4,8]	2,642	2,646
	Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 8.219% 3/15/2039[1,4,8]	1,859	1,864
	GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041[1,4,8]	380	372
	GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[8]	900	722
	GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053[8]	2,950	2,115
	GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/6/2029[1,4,8]	670	656
	GS Mortgage Securities Trust., Series 2024-70P, Class C, 6.287% 3/10/2041[1,4,8]	1,885	1,845
	GS Mortgage Securities Trust., Series 2024-70P, Class D, 7.531% 3/6/2029[1,4,8]	2,897	2,850

Capital Group Fixed Income ETF Trust	108

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 7.27% 5/15/2037[1,4,8]	USD2,000	$2,002
	Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 7.769% 5/15/2037[1,4,8]	2,324	2,324
	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039[1,4,8]	945	949
	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039[1,4,8]	1,026	1,036
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[8]	483	470
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,8]	508	481
	MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033[4,8]	410	438
	MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033[4,8]	283	292
	Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.20% 3/25/2050[1,4,8]	1,336	1,343
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.335% 11/25/2053[1,4,8]	1,506	1,566
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.835% 11/25/2053[1,4,8]	4,882	5,482
	ORL Trust, Series 2023-GLKS, Class C, (1-month USD CME Term SOFR + 3.651%) 8.98% 10/19/2036[1,4,8]	983	985
	ORL Trust, Series 2023-GLKS, Class D, (1-month USD CME Term SOFR + 4.301%) 9.63% 10/19/2036[1,4,8]	1,795	1,807
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 7.07% 5/15/2039[1,4,8]	486	484
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.593% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,8]	3,395	3,219
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.279% 1/15/2039[1,4,8]	2,000	1,963
	UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050[1,8]	1,915	1,787
	UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.53% 8/15/2050[4,8]	791	724
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,8]	481	468
	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,8]	995	969
	Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[4,8]	3,000	2,802
	Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[8]	967	879
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.118% 11/15/2027[1,4,8]	412	413
	WSTN Trust, Series 2023-MAUI, Class C, 7.958% 8/5/2027[1,4,8]	148	147
	WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[1,4,8]	260	259
	WSTN Trust, Series 2023-MAUI, Class D, 8.748% 8/5/2027[1,4,8]	321	318
			104,332

Collateralized mortgage-backed obligations (privately originated) 1.71%
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,8]	224	213
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[1,4,8]	46	45
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[1,4,8]	805	829
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.885% 5/25/2043[1,4,8]	285	307
	FARM Mortgage Trust, Series 2024-1, Class B, 5.121% 10/1/2053[1,4,8]	1,509	1,229
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 13.20% 9/25/2048[1,4,8]	2,500	2,935
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 13.60% 7/25/2049[1,4,8]	2,000	2,320
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.30% 2/25/2050[1,4,8]	282	285
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 10.25% 2/25/2050[1,4,8]	633	680

109	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.45% 8/25/2050[1,4,8]	USD310	$357
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.985% 12/25/2050[1,4,8]	425	484
	JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028)[1,2,4,8]	564	564
	JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028)[1,2,4,8]	458	456
	Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,8]	1,131	1,004
	Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,8]	465	402
	Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,8]	1,073	934
	Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,8]	449	387
	Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,8]	1,383	1,231
	Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,8]	534	467
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,8]	100	96
	Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,8]	100	101
			15,326
	Total mortgage-backed obligations		119,658
Asset-backed obligations 8.57%
	ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,8]	32	32
	American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,8]	347	348
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,8]	553	562
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,8]	100	101
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,8]	187	190
	Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.485% 4/25/2034[1,4,8]	1,000	988
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[8]	271	270
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[8]	527	528
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,8]	395	397
	CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,8]	100	100
	CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,8]	100	100
	CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,8]	3,000	3,306
	CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,8]	700	716
	CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,8]	4,350	4,361
	Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,8]	118	121
	Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,8]	136	141
	Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,8]	254	255
	DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,8]	245	246
	DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[1,8]	241	243
	DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,8]	260	262
	DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,8]	269	275
	Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,8]	2,212	2,331
	Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,8]	1,014	1,080
	Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,8]	1,100	1,149
	Exeter Automobile Receivables Trust, Series 2023-5, Class E, 9.58% 6/16/2031[1,8]	1,351	1,428
	Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,8]	1,170	1,179
	Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98% 10/15/2031[1,8]	1,816	1,835
	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,8]	584	588
	Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.326% 4/23/2036[1,4,8]	250	253
	GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,8]	75	75
	GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,8]	68	69
	GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,8]	397	397
	GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,8]	950	993

Capital Group Fixed Income ETF Trust	110

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,8]	USD1,010	$1,074
	GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030[1,8]	2,072	2,086
	GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,8]	1,170	1,183
	Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,8]	203	204
	Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,8]	300	303
	Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,8]	478	429
	Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,8]	233	238
	KKR Financial CLO, Ltd., Series 40, Class CR, (3-month USD CME Term SOFR + 2.20%) 7.543% 10/20/2034[1,4,8]	1,000	1,003
	LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,8]	273	274
	Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[5,6,8]	1,000	1,008
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,8]	615	620
	Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,8]	1,100	1,117
	Mission Lane Credit Card Master Trust, Series 2023-A, Class D, 11.95% 7/17/2028[1,8]	5,500	5,534
	Mission Lane Credit Card Master Trust, Series 2023-B, Class C, 10.44% 11/15/2028[1,8]	6,312	6,341
	Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029[1,8]	4,000	4,001
	Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029[1,8]	5,000	4,996
	Ondeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,8]	545	550
	Ondeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,8]	316	322
	OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,8]	273	280
	Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 8.574% 10/25/2036[1,4,8]	467	469
	Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.474% 10/25/2036[1,4,8]	378	388
	Palmer Square Loan Funding, CLO, Series 2023-1, Class C, (3-month USD CME Term SOFR + 4.75%) 10.075% 7/20/2031[1,4,8]	250	250
	Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,8]	273	273
	Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,8]	512	512
	RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.917% 4/17/2036[1,4,8]	2,500	2,506
	RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 10.327% 7/20/2036[1,4,8]	250	256
	Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[8]	149	152
	SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,8]	141	142
	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,8]	272	235
	SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,8]	130	112
	SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,8]	415	413
	SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,8]	4,935	5,060
	SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,8]	1,000	999
	Stratus Static CLO, Ltd., Series 2022-3, Class BR, (3-month USD CME Term SOFR + 1.90%) 7.218% 10/20/2031[1,4,8]	500	501
	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,8]	3,000	3,031
	Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) % 4/20/2034[1,4,8]	2,287	2,291
	Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 9.236% 4/20/2034[1,4,8]	2,422	2,429
	Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,8]	209	210
	Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,8]	116	117
			76,828
U.S. Treasury bonds & notes 1.52%
U.S. Treasury 1.52%
	U.S. Treasury 4.875% 4/30/2026[9]	6,507	6,517
	U.S. Treasury 4.125% 2/15/2027	3,150	3,114
	U.S. Treasury 4.25% 3/15/2027	300	297
	U.S. Treasury 4.50% 4/15/2027	2,700	2,696
	U.S. Treasury 4.50% 5/15/2027	650	649
	U.S. Treasury 4.625% 6/15/2027	350	351
			13,624

111	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals 0.19%
California 0.05%
	City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	USD440	$440

Puerto Rico 0.12%
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[10]	5	2
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[10]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[10]	45	23
	Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[10]	5	2
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[10]	95	48
	Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[10]	135	68
	Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[10]	110	55
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[10]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[10]	35	18
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[10]	5	2
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[10]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[10]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[10]	195	98
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[10]	30	15
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[10]	110	55
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[10]	30	15
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[10]	80	40
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[10]	310	156
	Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[10]	160	81
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[10]	30	15
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[10]	175	88
	Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[10]	40	20
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 4.064% 7/1/2017[2,10]	130	65
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[10]	35	18
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[10]	325	163
			1,068

Texas 0.02%
	Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	200	203
	Total municipals		1,711
	Total bonds, notes & other debt instruments (cost: $846,801,000)		854,677
Common stocks 0.03%		Shares
Information technology 0.01%
	Diebold Nixdorf, Inc.[11]	3,082	119
Consumer discretionary 0.01%
	Party City Holdco, Inc.[5]	3,715	65
	Party City Holdco, Inc.[1,5]	37	— [12]
			65
Materials 0.01%
	Venator Materials PLC[5,11]	90	63
Real estate 0.00%
	WeWork, Inc.[5]	2,870	29
	Total common stocks (cost: $301,000)		276

Capital Group Fixed Income ETF Trust	112

Capital Group U.S. Multi-Sector Income ETF (continued)
Short-term securities 3.90%	Shares	Value (000)
Money market investments 3.90%
Capital Group Central Cash Fund 5.37%[13,14]	349,924	$34,993
Total short-term securities (cost: $34,991,000)		34,993
Options purchased (equity style) 0.03%
Options purchased (equity style)*		217
Total options purchased (equity style) (cost: $382,000)		217
Total investment securities 99.31% (cost: $882,475,000)		890,163
Total options written† (0.01)% (premium received: $307,000)		(77)

Other assets less liabilities 0.70%	6,248
Net assets 100.00%	$896,334
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	160	12/13/2024	USD94.38	USD400	$2
3 Month SOFR Futures Option	160	12/13/2024	95.13	400	69
3 Month SOFR Futures Option	669	12/13/2024	94.94	1,672	134
3 Month SOFR Futures Option	669	12/13/2024	94.44	1,673	12
					$217
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	160	12/13/2024	USD94.63	USD(400)	$(4)
3 Month SOFR Futures Option	1,339	12/13/2024	94.69	(3,348)	(50)
3 Month SOFR Futures Option	160	12/13/2024	94.87	(400)	(23)
					$(77)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	165	8/30/2024	USD65,108	$(32)
2 Year U.S. Treasury Note Futures	Long	205	9/30/2024	41,865	93
5 Year U.S. Treasury Note Futures	Long	339	9/30/2024	36,130	176
10 Year U.S. Treasury Note Futures	Long	56	9/19/2024	6,159	38
10 Year Ultra U.S. Treasury Note Futures	Short	750	9/19/2024	(85,149)	(458)

113	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Year U.S. Treasury Bond Futures	Long	122	9/19/2024	14,434	$207
30 Year Ultra U.S. Treasury Bond Futures	Short	4	9/19/2024	(501)	15
					$39
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	1,674	EUR	1,800	Morgan Stanley	7/22/2024	$5
USD	1,285	EUR	1,376	Barclays Bank PLC	7/25/2024	(1)
						$4
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
5.0615%	Annual	SOFR	Annual	9/29/2025	USD39,000	$62	$—	$62
4.834%	Annual	SOFR	Annual	10/19/2026	13,500	97	—	97
4.692%	Annual	SOFR	Annual	9/29/2028	16,200	344	—	344
4.1495%	Annual	SOFR	Annual	11/27/2028	3,500	3	—	3
3.6875%	Annual	SOFR	Annual	12/15/2028	2,900	(51)	—	(51)
4.4615%	Annual	SOFR	Annual	9/29/2033	19,500	1,016	—	1,016
4.407%	Annual	SOFR	Annual	11/3/2033	3,000	103	—	103
SOFR	Annual	3.456%	Annual	1/2/2034	55,000	2,182	—	2,182
4.5965%	Annual	SOFR	Annual	11/2/2038	2,300	158	—	158
4.5595%	Annual	SOFR	Annual	11/2/2043	1,500	125	—	125
SOFR	Annual	3.7685	Annual	12/11/2043	500	11	—	11
SOFR	Annual	3.364	Annual	5/15/2049	10,700	812	—	812
SOFR	Annual	3.268	Annual	5/15/2049	750	68	—	68
4.392%	Annual	SOFR	Annual	9/29/2053	4,400	483	—	483
SOFR	Annual	3.2845	Annual	1/2/2054	11,700	967	—	967
						$6,380	$—	$6,380

Capital Group Fixed Income ETF Trust	114

Capital Group U.S. Multi-Sector Income ETF (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[15] (000)	Value at 6/30/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
5.00%	Quarterly	CDX.NA.HY.S42	6/20/2029	USD5,420	$340	$364	$(24)
Investments in affiliates14

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.90%
Money market investments 3.90%
Capital Group Central Cash Fund 5.37% [13]	$27,167	$176,227	$168,402	$(4)	$5	$34,993	$687
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[5,8]	12/6/2022	$1,000	$1,008	.11%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,4]	9/12/2023	268	274.03
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[3,4]	9/12/2023	3	4	.00 [17]
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024 - 5/22/2024	488	491.06
Stillwater Mining Co. 4.50% 11/16/2029	6/5/2024	163	163.02
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2],5	6/23/2023	106	107.01
Sasol Financing USA, LLC 8.75% 5/3/2029	4/15/2024 - 6/27/2024	660	662.08
		$2,688	$2,709	.31%

115	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $452,096,000, which represented
50.44% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,406,000, which represented 0.72% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Value determined using significant unobservable inputs.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $2,709,000, which represented 0.31% of the net assets of the fund.

[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,233,000, which represented .14% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Security did not produce income during the last 12 months.
[12]	Amount less than one thousand.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[17]	Amount less than .01%.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Dev. = Development
Dist. = District
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	116

Financial statementsunaudited
Statements of assets and liabilities at June 30, 2024(dollars and shares in thousands, except per-share amount)

	Core Bond ETF	Core Plus Income ETF	International Bond ETF (USD-Hedged)
Assets:
Investment securities, at value:
Unaffiliated issuers	$641,152	$2,479,057	$46,711
Affiliated issuers	164,843	479,058	6,014
Cash	448	11,161	528
Cash collateral pledged for futures contracts	—	—	479
Cash collateral pledged for swap contracts	—	— *	62
Cash denominated in currencies other than U.S. dollars	—	—	— *
Unrealized appreciation on open forward currency contracts	—	8	148
Bilateral swaps, at value	—	64	—
Receivables for:
Sales of investments	4,491	35,858	—
Sales of fund’s shares	4,646	35,988	—
Dividends and interest	4,570	20,759	392
Variation margin on futures contracts	—	—	49
Variation margin on centrally cleared swap contracts	469	2,060	—
	820,619	3,064,013	54,383
Liabilities:
Unrealized depreciation on open forward currency contracts	—	5	40
Options written, at value	—	—	—
Payables for:
Purchases of investments	161,254	539,791	4,984
Investment advisory services	135	663	3
Variation margin on futures contract	589	85	31
Variation margin on centrally cleared swap contracts	380	1,501	—
	162,358	542,045	5,058
Commitments and contingencies†
Net assets at June 30, 2024	$658,261	$2,521,968	$49,325
Net assets consist of:
Capital paid in on shares of beneficial interest	$656,638	$2,558,683	$49,500
Total distributable earnings (accumulated loss)	1,623	(36,715)	(175)
Net assets at June 30, 2024	$658,261	$2,521,968	$49,325
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$658,261	$2,521,968	$49,325
Shares outstanding	25,500	113,524	1,980
Net asset value per share	$25.81	$22.22	$24.91
Investment securities, at cost:
Unaffiliated issuers	$638,736	$2,469,876	$47,042
Affiliated issuers	164,843	479,036	6,014
Cash denominated in currencies other than U.S. dollars, at cost	—	—	— *
Premiums received on options written	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

117	Capital Group Fixed Income ETF Trust

Financial statements (continued)unaudited
Statements of assets and liabilities at June 30, 2024 (continued)(dollars and shares in thousands, except per-share amount)

	Municipal Income ETF	Municipal High-Income ETF	Short Duration Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$787,538	$25,086	$546,796
Affiliated issuers	—	—	52,386
Cash	298	363	114
Cash collateral pledged for futures contracts	439	67	1,526
Cash collateral pledged for swap contracts	—	—	51
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Receivables for:
Sales of investments	1	549	10,996
Sales of fund’s shares	3,223	—	4,565
Dividends and interest	9,270	126	3,444
Variation margin on futures contracts	83	—	199
Variation margin on centrally cleared swap contracts	—	—	—
	800,852	26,191	620,077
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—
Options written, at value	—	—	—
Payables for:
Purchases of investments	11,114	6,143	62,978
Investment advisory services	170	2	108
Variation margin on futures contract	43	1	—
Variation margin on centrally cleared swap contracts	—	—	—
	11,327	6,146	63,086
Commitments and contingencies†
Net assets at June 30, 2024	$789,525	$20,045	$556,991
Net assets consist of:
Capital paid in on shares of beneficial interest	$777,207	$20,000	$556,867
Total distributable earnings (accumulated loss)	12,318	45	124
Net assets at June 30, 2024	$789,525	$20,045	$556,991
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$789,525	$20,045	$556,991
Shares outstanding	29,400	800	21,960
Net asset value per share	$26.85	$25.06	$25.36
Investment securities, at cost:
Unaffiliated issuers	$776,040	$25,050	$544,720
Affiliated issuers	—	—	52,385
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—
Premiums received on options written	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	118

Financial statements (continued)unaudited
Statements of assets and liabilities at June 30, 2024 (continued)(dollars and shares in thousands, except per-share amount)

	Short Duration Municipal Income ETF	Ultra Short Income ETF	U.S. Multi-Sector Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$54,431	$29,813	$855,170
Affiliated issuers	—	—	34,993
Cash	267	53	154
Cash collateral pledged for futures contracts	50	—	684
Cash collateral pledged for swap contracts	—	—	2,323
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	5
Bilateral swaps, at value	—	—	—
Receivables for:
Sales of investments	—	—	2
Sales of fund’s shares	1,543	—	11,304
Dividends and interest	675	160	11,690
Variation margin on futures contracts	—	—	191
Variation margin on centrally cleared swap contracts	—	—	3,295
	56,966	30,026	919,811
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	1
Options written, at value	—	—	77
Payables for:
Purchases of investments	2,963	—	20,296
Investment advisory services	11	1	265
Variation margin on futures contract	— *	—	—
Variation margin on centrally cleared swap contracts	—	—	2,838
	2,974	1	23,477
Commitments and contingencies†
Net assets at June 30, 2024	$53,992	$30,025	$896,334
Net assets consist of:
Capital paid in on shares of beneficial interest	$52,923	$30,000	$883,538
Total distributable earnings (accumulated loss)	1,069	25	12,796
Net assets at June 30, 2024	$53,992	$30,025	$896,334
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$53,992	$30,025	$896,334
Shares outstanding	2,100	1,200	33,300
Net asset value per share	$25.71	$25.02	$26.92
Investment securities, at cost:
Unaffiliated issuers	$53,553	$29,809	$847,484
Affiliated issuers	—	—	34,991
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—
Premiums received on options written	—	—	307

*	Amount less than one thousand.
†	Refer to Note 5 for further information on unfunded commitments.

Refer to the notes to financial statements.

119	Capital Group Fixed Income ETF Trust

Financial statements (continued)unaudited
Statements of operations for the six months ended June 30, 2024(dollars in thousands)

	Core Bond ETF	Core Plus Income ETF	International Bond ETF (USD-Hedged)†
Investment income:
Income (net of non-U.S. taxes*):
Interest from unaffiliated issuers	$5,072	$62,173	$15
Dividends from affiliated issuers	1,942	13,013	10
	7,014	75,186	25
Fees and expenses:
Investment advisory services	362	3,404	3
Other	—	—	—
Total fees and expenses	362	3,404	3
Net investment income	6,652	71,782	22
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,548)	(4,923)	—
Affiliated issuers	(4)	(33)	—
In-kind redemptions	—	—	—
Futures contracts	(977)	(7,613)	—
Forward currency contracts	—	74	—
Swap contracts	413	(14,047)	—
Currency transactions	—	3	10
	(2,116)	(26,539)	10
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(545)	(28,331)	(331)
Affiliated issuers	2	45	—
Options written	—	—	—
Futures contracts	353	2,045	19
Forward currency contracts	—	24	108
Swap contracts	(536)	(3,436)	—
Currency translations	—	(2)	(3)
	(726)	(29,655)	(207)
Net realized gain (loss) and unrealized appreciation (depreciation)	(2,842)	(56,194)	(197)
Net increase (decrease) in net assets resulting from operations	$3,810	$15,588	$(175)

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	120

Financial statements (continued)unaudited
Statements of operations for the six months ended June 30, 2024 (continued)(dollars in thousands)

	Municipal Income ETF	Municipal High-Income ETF†	Short Duration Income ETF
Investment income:
Income (net of non-U.S. taxes*):
Interest from unaffiliated issuers	$13,019	$11	$14,789
Dividends from affiliated issuers	—	—	963
	13,019	11	15,752
Fees and expenses:
Investment advisory services	868	1	531
Other	1	—	—
Total fees and expenses	869	1	531
Net investment income	12,150	10	15,221
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	413	—	236
Affiliated issuers	—	—	(5)
In-kind redemptions	—	—	—
Futures contracts	(304)	—	(910)
Forward currency contracts	—	—	—
Swap contracts	—	—	(5,325)
Currency transactions	—	—	—
	109	—	(6,004)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(4,624)	36	(978)
Affiliated issuers	—	—	3
Options written	—	—	—
Futures contracts	23	(1)	5
Forward currency contracts	—	—	—
Swap contracts	—	—	337
Currency translations	—	—	—
	(4,601)	35	(633)
Net realized gain (loss) and unrealized appreciation (depreciation)	(4,492)	35	(6,637)
Net increase (decrease) in net assets resulting from operations	$7,658	$45	$8,584

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

121	Capital Group Fixed Income ETF Trust

Financial statements (continued)unaudited
Statements of operations for the six months ended June 30, 2024 (continued)(dollars in thousands)

	Short Duration Municipal Income ETF	Ultra Short Income ETF†	U.S. Multi-Sector Income ETF
Investment income:
Income (net of non-U.S. taxes*):
Interest from unaffiliated issuers	$954	$22	$25,000
Dividends from affiliated issuers	—	—	687
	954	22	25,687
Fees and expenses:
Investment advisory services	61	1	1,179
Other	—	—	—
Total fees and expenses	61	1	1,179
Net investment income	893	21	24,508
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	57	—	1,721
Affiliated issuers	—	—	(4)
In-kind redemptions	93	—	—
Futures contracts	(21)	—	647
Forward currency contracts	—	—	47
Swap contracts	—	—	(4,287)
Currency transactions	—	—	2
	129	—	(1,874)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(329)	4	(4,906)
Affiliated issuers	—	—	5
Options written	—	—	230
Futures contracts	9	—	39
Forward currency contracts	—	—	22
Swap contracts	—	—	907
Currency translations	—	—	(1)
	(320)	4	(3,704)
Net realized gain (loss) and unrealized appreciation (depreciation)	(191)	4	(5,578)
Net increase (decrease) in net assets resulting from operations	$702	$25	$18,930

†	For the period June 25, 2024, commencement of operations, through June 30, 2024.
*	Additional information related to non-U.S. taxes is included in the notes to financial statements.

Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	122

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Core Bond ETF		Core Plus Income ETF		International Bond ETF (USD-Hedged)
	Six months ended	Period ended	Six months ended	Year ended	Six months ended
	June 30, 2024[1]	December 31, 2023[2]	June 30, 2024[1]	December 31, 2023	June 30, 2024[1,3]
Operations:
Net investment income	$6,652	$865	$71,782	$61,904	$22
Net realized gain (loss)	(2,116)	(498)	(26,539)	(43,568)	10
Net unrealized appreciation (depreciation)	(726)	3,459	(29,655)	58,790	(207)
Net increase (decrease) in net assets resulting from operations	3,810	3,826	15,588	77,126	(175)
Distributions paid to shareholders	(5,407)	(606)	(52,266)	(49,339)	—
Net capital share transactions	563,293	93,345	993,596	1,082,435	49,500
Total increase (decrease) in net assets	561,696	96,565	956,918	1,110,222	49,325
Net assets:
Beginning of period	96,565	—	1,565,050	454,828	—
End of period	$658,261	$96,565	$2,521,968	$1,565,050	$49,325

	Municipal Income ETF		Municipal High-Income ETF	Short Duration Income ETF
	Six months ended	Year ended	Six months ended	Six months ended	Year ended
	June 30, 2024[1]	December 31, 2023	June 30, 2024[1,3]	June 30, 2024[1]	December 31, 2023
Operations:
Net investment income	$12,150	$7,668	$10	$15,221	$13,006
Net realized gain (loss)	109	(613)	—	(6,004)	(3,517)
Net unrealized appreciation (depreciation)	(4,601)	14,908	35	(633)	2,767
Net increase (decrease) in net assets resulting from operations	7,658	21,963	45	8,584	12,256
Distributions paid to shareholders	(10,904)	(7,433)	—	(9,584)	(11,350)
Net capital share transactions	275,958	428,667	20,000	225,594	242,033
Total increase (decrease) in net assets	272,712	443,197	20,045	224,594	242,939
Net assets:
Beginning of period	516,813	73,616	—	332,397	89,458
End of period	$789,525	$516,813	$20,045	$556,991	$332,397

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

123	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	Short Duration Municipal Income ETF		Ultra Short Income ETF	U.S. Multi-Sector Income ETF
	Six months ended	Period ended	Six months ended	Six months ended	Year ended
	June 30, 2024[1]	December 31, 2023[2]	June 30, 2024[1,3]	June 30, 2024[1]	December 31, 2023
Operations:
Net investment income	$893	$365	$21	$24,508	$12,942
Net realized gain (loss)	129	(15)	—	(1,874)	(7,064)
Net unrealized appreciation (depreciation)	(320)	1,204	4	(3,704)	17,074
Net increase (decrease) in net assets resulting from operations	702	1,554	25	18,930	22,952
Distributions paid to shareholders	(819)	(368)	—	(18,930)	(11,122)
Net capital share transactions	7,709	45,214	30,000	516,845	296,844
Total increase (decrease) in net assets	7,592	46,400	30,025	516,845	308,674
Net assets:
Beginning of period	46,400	—	—	379,489	70,815
End of period	$53,992	$46,400	$30,025	$896,334	$379,489

[1]	Unaudited.
[2]	For the period September 26, 2023, commencement of operations, through December 31, 2023.
[3]	For the period June 25, 2024, commencement of operations, through June 30, 2024.
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	124

Notes to financial statementsunaudited
1.  Organization

Capital Group Fixed Income ETF Trust (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The series was organized on January 12, 2021, as a Delaware statutory trust.  The series consists of nine nondiversified exchange-traded funds: Capital Group Core Bond ETF (“Core Bond ETF”), Capital Group Core Plus Income ETF (“Core Plus Income ETF”), Capital Group International Bond ETF (USD-Hedged) (“International Bond ETF (USD-Hedged)”), Capital Group Municipal Income ETF (“Municipal Income ETF”), Capital Group Municipal High-Income ETF (“Municipal High-Income ETF”), Capital Group Short Duration Income ETF (“Short Duration Income ETF”), Capital Group Short Duration Municipal Income ETF (“Short Duration Municipal Income ETF”), Capital Group Ultra Short Income ETF (“Ultra Short Income ETF”) and Capital Group U.S. Multi-Sector Income ETF (“U.S. Multi-Sector Income ETF”) (each a “fund”, or collectively, the “funds”). The funds’ fiscal year end is December 31.
The investment objective(s) for each fund are as follows:
Core Bond ETF — To provide as high a level of current income as is consistent with the preservation of capital.
Core Plus Income ETF — To provide current income and seek maximum total return, consistent with preservation of capital.
International Bond ETF (USD-Hedged) — To provide as high a level of current income as is consistent with the preservation of capital.
Municipal Income ETF — To provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.
Municipal High-Income ETF — To provide a high level of current income exempt from regular federal income tax.
Short Duration Income ETF — To provide current income, consistent with a short duration profile and with the preservation of capital.
Short Duration Municipal Income ETF — To provide current income exempt from regular federal income tax, consistent with a short duration profile and with the preservation of capital.
Ultra Short Income ETF — To provide current income, consistent with an ultra-short duration profile, focused on preservation of capital.
U.S. Multi-Sector Income ETF — To provide a high level of current income. The secondary objective is to provide capital appreciation.
2.  Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

125	Capital Group Fixed Income ETF Trust

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3.  Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by each funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by each funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by each funds’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — Each fund’s board of trustees has designated each funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — Each funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present each funds’ valuation levels as of June 30, 2024 (dollars in thousands):
Core Bond ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$272,170	$—	$272,170
Corporate bonds, notes & loans	—	220,006	—	220,006
U.S. Treasury bonds & notes	—	93,446	—	93,446
Asset-backed obligations	—	54,818	—	54,818
Municipals	—	712	—	712
Short-term securities	164,843	—	—	164,843
Total	$164,843	$641,152	$—	$805,995

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$371	$—	$—	$371
Liabilities:
Unrealized depreciation on futures contracts	(18)	—	—	(18)
Unrealized depreciation on centrally cleared credit default swaps	—	(36)	—	(36)
Total	$353	$(36)	$—	$317

*	Futures contracts and credit default swaps are not included in the investment portfolio.

127	Capital Group Fixed Income ETF Trust

Core Plus Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,055,827	$—	$1,055,827
Corporate bonds, notes & loans	—	791,574	3,456	795,030
U.S. Treasury bonds & notes	—	404,858	—	404,858
Asset-backed obligations	—	166,712	3,997	170,709
Bonds & notes of governments & government agencies outside the U.S.	—	47,563	—	47,563
Municipals	—	4,939	—	4,939
Common stocks	—	—	131	131
Short-term securities	479,058	—	—	479,058
Total	$479,058	$2,471,473	$7,584	$2,958,115

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,581	$—	$—	$2,581
Unrealized appreciation on open forward currency contracts	—	8	—	8
Unrealized appreciation on centrally cleared interest rate swaps	—	7,754	—	7,754
Unrealized appreciation on bilateral interest rate swaps	—	64	—	64
Liabilities:
Unrealized depreciation on futures contracts	(1,227)	—	—	(1,227)
Unrealized depreciation on open forward currency contracts	—	(5)	—	(5)
Unrealized depreciation on centrally cleared interest rate swaps	—	(331)	—	(331)
Total	$1,354	$7,490	$—	$8,844

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
International Bond ETF (USD-Hedged)
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$14,459	$—	$14,459
Japanese yen	—	6,396	—	6,396
South Korean won	—	3,725	—	3,725
British pounds	—	3,602	—	3,602
Australian dollars	—	2,103	—	2,103
Brazilian reais	—	1,609	—	1,609
Canadian dollars	—	1,517	—	1,517
Mexican pesos	—	1,263	—	1,263
Malaysian ringgits	—	671	—	671
Indonesian rupiah	—	532	—	532
New Zealand dollars	—	427	—	427
Polish zloty	—	382	—	382
Thai baht	—	363	—	363
Singapore dollars	—	314	—	314
Indian rupees	—	191	—	191
Turkish lira	—	49	—	49
U.S. dollars	—	6,985	—	6,985
Short-term securities	6,014	2,123	—	8,137
Total	$6,014	$46,711	$—	$52,725

Capital Group Fixed Income ETF Trust	128

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$64	$—	$—	$64
Unrealized appreciation on open forward currency contracts	—	148	—	148
Liabilities:
Unrealized depreciation on futures contracts	(45)	—	—	(45)
Unrealized depreciation on open forward currency contracts	—	(40)	—	(40)
Unrealized depreciation on centrally cleared credit default swaps	—	—	— †	—
Total	$19	$108	$—	$127

*	Futures contracts, forward currency contracts and credit default swaps are not included in the investment portfolio.
†	Amount less than one thousand.
Municipal Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$96,262	$—	$96,262
California	—	63,905	—	63,905
New York	—	60,091	—	60,091
Illinois	—	47,644	—	47,644
Alabama	—	32,255	—	32,255
Pennsylvania	—	28,731	—	28,731
Washington	—	27,474	—	27,474
Florida	—	23,223	—	23,223
Arizona	—	21,138	—	21,138
New Jersey	—	20,246	—	20,246
Other	—	326,928	—	326,928
Short-term securities	—	39,641	—	39,641
Total	$—	$787,538	$—	$787,538

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$113	$—	$—	$113
Liabilities:
Unrealized depreciation on futures contracts	(156)	—	—	(156)
Total	$(43)	$—	$—	$(43)

*	Futures contracts are not included in the investment portfolio.

129	Capital Group Fixed Income ETF Trust

Municipal High-Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Wisconsin	$—	$2,052	$—	$2,052
Texas	—	2,049	—	2,049
Alabama	—	1,900	—	1,900
New York	—	1,699	—	1,699
California	—	1,679	—	1,679
Puerto Rico	—	1,375	—	1,375
Indiana	—	1,129	—	1,129
Illinois	—	991	—	991
Ohio	—	709	—	709
Georgia	—	531	—	531
Other	—	2,122	—	2,122
Short-term securities	—	8,850	—	8,850
Total	$—	$25,086	$—	$25,086

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(1)	$—	$—	$(1)
Total	$(1)	$—	$—	$(1)

*	Futures contracts are not included in the investment portfolio.
Short Duration Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$215,297	$—	$215,297
Mortgage-backed obligations	—	182,283	—	182,283
Asset-backed obligations	—	147,713	—	147,713
Bonds & notes of governments & government agencies outside the U.S.	—	1,503	—	1,503
Short-term securities	52,386	—	—	52,386
Total	$52,386	$546,796	$—	$599,182

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$478	$—	$—	$478
Liabilities:
Unrealized depreciation on futures contracts	(164)	—	—	(164)
Total	$314	$—	$—	$314

*	Futures contract are not included in the investment portfolio.

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Short Duration Municipal Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$6,990	$—	$6,990
California	—	4,566	—	4,566
Pennsylvania	—	3,825	—	3,825
Virginia	—	3,609	—	3,609
Tennessee	—	2,184	—	2,184
Florida	—	2,119	—	2,119
Iowa	—	1,885	—	1,885
New York	—	1,789	—	1,789
Illinois	—	1,515	—	1,515
Colorado	—	1,509	—	1,509
Other	—	20,890	—	20,890
Short-term securities	—	3,550	—	3,550
Total	$—	$54,431	$—	$54,431

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9	$—	$—	$9
Liabilities:
Unrealized depreciation on futures contracts	(3)	—	—	(3)
Total	$6	$—	$—	$6

*	Futures contracts are not included in the investment portfolio.
Ultra Short Income ETF
As of June 30, 2024, all of the fund’s investments were classified as Level 2.
U.S. Multi-Sector Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$640,928	$1,928	$642,856
Mortgage-backed obligations	—	119,658	—	119,658
Asset-backed obligations	—	75,820	1,008	76,828
U.S. Treasury bonds & notes	—	13,624	—	13,624
Municipals	—	1,711	—	1,711
Common stocks	119	—	157	276
Short-term securities	34,993	—	—	34,993
Options purchased on futures (equity style)	217	—	—	217
Total	$35,329	$851,741	$3,093	$890,163

131	Capital Group Fixed Income ETF Trust

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$529	$—	$—	$529
Unrealized appreciation on open forward currency contracts	—	5	—	5
Unrealized appreciation on centrally cleared interest rate swaps	—	6,431	—	6,431
Liabilities:
Value of options written	(77)	—	—	(77)
Unrealized depreciation on futures contracts	(490)	—	—	(490)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Unrealized depreciation on centrally cleared interest rate swaps	—	(51)	—	(51)
Unrealized depreciation on centrally cleared credit default swaps	—	(24)	—	(24)
Total	$(38)	$6,360	$—	$6,322

*	Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
4.  Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below (as applicable).
Market conditions — The prices of, and the income generated by, the securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the net asset value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

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Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.
Financial services risk — A significant portion of the fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this industry sector. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.
Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Currency hedging risk — The fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure could result in losses to the fund if currencies do not perform as expected. In addition, the reduction of the fund’s exposure to currency risks limits the fund’s ability to benefit from favorable changes in currency exchange rates. Currency markets generally are not as regulated as securities markets, and currency rates may experience volatility, which can reduce the fund’s returns.The fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure is intended to minimize the impact of currency fluctuations on fund returns; however, this strategy will not eliminate the fund’s exposure to currency risk. The use of forward currency contracts will not entirely offset the fluctuations between the fund’s exposure to non-U.S. currencies and the U.S. dollar. Additionally, there are transaction costs the fund will incur to hedge its foreign currency exposure. The fund’s exposure to foreign currencies may not be hedged at all times, including at times when the fund is implementing a currency hedging transaction. Volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of the fund’s currency hedging transactions. Differences between U.S. dollar interest rates and foreign currency interest rates may also impact the effectiveness of the fund’s currency hedging transactions.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause a fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

133	Capital Group Fixed Income ETF Trust

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in debt securities of sovereign, quasi-sovereign and supranational entities — While debt securities of sovereign, quasi-sovereign and supranational entities are subject to the risks associated with investments in debt instruments or foreign securities generally, they are also subject to other and different risks. A governmental or quasi-governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign or quasi-sovereign debt, or otherwise meet its obligations when due, including for reasons such as the government’s policy towards principal international lenders such as the International Monetary Fund or the political considerations to which the government may be subject. If such issuers default (or threaten to default), the indebtedness may be restructured and/or a moratorium on the payments of such indebtedness may be declared, in each case, without the approval of some or all debt holders. In the event of a default on sovereign or quasi-sovereign debt, the fund may also have limited legal recourse against the defaulting government entity.
A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade (for example, the World Bank). Generally, the governmental members of these entities make initial capital contributions to and may also commit to making additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more governmental members of a supranational entity will continue to make any necessary additional capital contributions, and if such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure. Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

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Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that a fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.
Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Exposure to country, region, industry or sector — Subject to each fund’s investment limitations, a fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if a fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by a fund, which could impact the liquidity of the fund’s portfolio.

135	Capital Group Fixed Income ETF Trust

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for a fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of a fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent a fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of a fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by a fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make a fund more susceptible to certain economic, political or regulatory occurrences. As a result, a fund has greater risk of volatility, and greater risk of loss, from these investments.
Insured municipal bonds – A fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.
Alternative minimum tax — A fund may invest in securities that may be subject to federal alternative minimum tax. Therefore, while a fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

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Portfolio turnover — A fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or the shareholder’s account is tax-favored. These costs and tax effects may adversely affect a fund’s returns to shareholders. A fund’s portfolio turnover rate may vary from year to year, as well as within a year.
Market trading — The funds’ shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in a fund’s net asset value (“NAV”), the intraday value of a fund’s holdings, and supply and demand for a fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of a fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to the fund’s NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which the investors are willing to sell fund shares (the “ask” price). Purchasing a fund’s shares when its market price is at a premium or selling a fund’s shares when its market price is at a discount, may result in paying more than, or receiving less than, NAV, respectively.
Foreign securities held by a fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when a fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.
Authorized participant concentration — Only authorized participants may engage in creation or redemption transactions directly with a fund, and none of them is obligated to do so. A fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.
Nondiversification — As nondiversified funds, each fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if each fund were invested in a larger number of issuers. Each fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.
Cash transactions — Each fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When a fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If a fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause a fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, a fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an authorized participant, may reduce the fund’s NAV.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
5.  Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

137	Capital Group Fixed Income ETF Trust

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — Capital Group Core Plus Income ETF and Capital Group U.S. Multi-Sector Income ETF have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2024, the maximum exposure from these unfunded commitments for Capital Group Core Plus Income ETF was $25,000 and Capital Group U.S. Multi-Sector Income ETF was $27,000, respectively, which would represent less than 0.01% of the net assets of each fund should such commitments become due.
Option contracts — Some of the funds have has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations.
Option contracts can take different forms. Some of the funds have has entered into the following types of option contracts:

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Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the funds’ investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

139	Capital Group Fixed Income ETF Trust

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protected buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as protection sellers, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

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The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
Core Bond ETF	Not applicable	$62,370	Not applicable	Not applicable	$16,939
Core Plus Income ETF	Not applicable	738,940	$2,058	$598,354	Not applicable
International Bond ETF (USD-Hedged)	Not applicable	16,628	40,974	Not applicable	250
Municipal Income ETF	Not applicable	55,387	Not applicable	Not applicable	Not applicable
Municipal High-Income ETF	Not applicable	1,279	Not applicable	Not applicable	Not applicable
Short Duration Income ETF	Not applicable	159,805	Not applicable	183,200*	Not applicable
Short Duration Municipal Income ETF	Not applicable	2,376	Not applicable	Not applicable	Not applicable
Ultra Short Income ETF	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
U.S. Multi-Sector Income ETF	$6,574	127,040	1,498	184,450	4,188

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2024 (dollars in thousands):
Core Bond ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$371	Unrealized depreciation*	$18
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	36
			$371		$54

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(977)	Net unrealized appreciation (depreciation) on futures contracts	$353
Swap	Interest	Net realized gain (loss) on swap contracts	413	Net unrealized appreciation (depreciation) on swap contracts	(529)
Swap	Credit	Net realized gain (loss) on swap contracts	—	Net unrealized appreciation (depreciation) on swap contracts	(7)
			$(564)		$(183)
Core Plus Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,581	Unrealized depreciation*	$1,227
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	8	Unrealized depreciation on open forward currency contracts	5
Swap (centrally cleared)	Interest	Unrealized appreciation*	7,754	Unrealized depreciation*	331
Swap (bilateral)	Interest	Bilateral swaps, at value	64	Bilateral swaps, at value	—
			$10,407		$1,563

Refer to the end of the tables for footnotes.

141	Capital Group Fixed Income ETF Trust

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(7,613)	Net unrealized appreciation (depreciation) on futures contracts	$2,045
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	74	Net unrealized appreciation (depreciation) forward currency contracts	24
Swap	Interest	Net realized gain (loss) on swap contracts	(14,047)	Net unrealized appreciation (depreciation) on swap contracts	(3,436)
			$(21,586)		$(1,367)
International Bond ETF (USD-Hedged)
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$64	Unrealized depreciation*	$45
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	148	Unrealized depreciation on open forward currency contracts	40
Swap (centrally cleared)	Credit	Unrealized appreciation*	— †	Unrealized depreciation*	—
			$212		$85

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$—	Net unrealized appreciation (depreciation) on futures contracts	$19
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	—	Net unrealized appreciation (depreciation) forward currency contracts	108
Swap	Credit	Net realized gain (loss) on swap contracts	—	Net unrealized appreciation (depreciation) on swap contracts	— †
			$—		$127
Municipal Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$113	Unrealized depreciation*	$156

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(304)	Net unrealized appreciation (depreciation) on futures contracts	$23
Refer to the end of the tables for footnotes.

Capital Group Fixed Income ETF Trust	142

Municipal High-Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$1

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$—	Net unrealized appreciation (depreciation) on futures contracts	$(1)
Short Duration Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$478	Unrealized depreciation*	$164

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(910)	Net unrealized appreciation (depreciation) on futures contracts	$5
Swap	Interest	Net realized gain (loss) on swap contracts	(5,325)	Net unrealized appreciation (depreciation) on swap contracts	337
			$(6,235)		$342
Short Duration Municipal Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$9	Unrealized depreciation*	$3

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(21)	Net unrealized appreciation (depreciation) on futures contracts	$9
Refer to the end of the tables for footnotes.

143	Capital Group Fixed Income ETF Trust

U.S. Multi-Sector Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$217	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	77
Futures	Interest	Unrealized appreciation*	529	Unrealized depreciation*	490
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	5	Unrealized depreciation on open forward currency contracts	1
Swap (centrally cleared)	Interest	Unrealized appreciation*	6,431	Unrealized depreciation*	51
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	24
			$7,182		$643

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$—	Net unrealized appreciation (depreciation) on investments	$(165)
Options written (equity style)	Interest	Net realized gain (loss) on options written	—	Net unrealized appreciation (depreciation) on options written	230
Futures	Interest	Net realized gain (loss) on futures contracts	647	Net unrealized appreciation (depreciation) on futures contracts	39
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	47	Net unrealized appreciation (depreciation) forward currency contracts	22
Swap	Interest	Net realized gain (loss) on swap contracts	(4,287)	Net unrealized appreciation (depreciation) on swap contracts	931
Swap	Credit	Net realized gain (loss) on swap contracts	—	Net unrealized appreciation (depreciation) on swap contracts	(24)
			$(3,593)		$1,033

*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable tables following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

†	Amount less than one thousand.
Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to their use of options contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Capital Group Fixed Income ETF Trust	144

Rights of offset — Funds that hold forward currency contracts and/or bilateral interest rate swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statement of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2024, if close-out netting was exercised (dollars in thousands):
Core Plus Income ETF
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$64	$—	$—	$—	$64
Morgan Stanley	8	(5)	—	—	3
Total	$72	$(5)	$—	$—	$67
Liabilities:
Morgan Stanley	$5	$(5)	$—	$—	$—
International Bond ETF (USD-Hedged)
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$3	$—	$—	$—	$3
BNY Mellon	74	(8)	—	—	66
Morgan Stanley	14	—	—	—	14
Standard Chartered Bank	57	(32)	—	—	25
Total	$148	$(40)	$—	$—	$108
Liabilities:
BNY Mellon	$8	$(8)	$—	$—	$—
Standard Chartered Bank	32	(32)	—	—	—
Total	$40	$(40)	$—	$—	$—
U.S. Multi-Sector Income ETF
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Morgan Stanley	$5	$—	$—	$—	$5
Liabilities:
Barclays Bank PLC	$1	$—	$—	$—	$1

*Collateral is shown on a settlement basis.

145	Capital Group Fixed Income ETF Trust

6.  Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	Core Bond ETF	Core Plus Income ETF	International Bond ETF (USD-Hedged)	Municipal Income ETF	Municipal High-Income ETF
As of December 31, 2023
Undistributed tax-exempt income	$—	$—	$—	$2,078	$—
Undistributed ordinary income	329	8,618	—	—	—
Capital loss carryforward*	(238)	(47,201)	—	(803)	—
As of June 30, 2024
Gross unrealized appreciation on investments	3,165	33,367	72	13,567	53
Gross unrealized depreciation on investments	(837)	(16,679)	(407)	(2,046)	(16)
Net unrealized appreciation (depreciation) on investments	2,328	16,688	(335)	11,521	37
Cost of investments	803,985	2,950,272	53,079	775,973	25,048

*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

	Short Duration Income ETF	Short Duration Municipal Income ETF	Ultra Short Income ETF	U.S. Multi-Sector Income ETF
As of December 31, 2023
Undistributed tax-exempt income	$—	$183	$—	$—
Undistributed ordinary income	1,623	—	—	3,034
Capital loss carryforward*	(1,570)	(18)	—	(5,895)
As of June 30, 2024
Gross unrealized appreciation on investments	3,035	921	11	18,482
Gross unrealized depreciation on investments	(976)	(42)	(8)	(4,252)
Net unrealized appreciation (depreciation) on investments	2,059	879	3	14,230
Cost of investments	597,436	53,609	29,809	882,637

*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Capital Group Fixed Income ETF Trust	146

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2024			Year ended December 31, 2023
Fund	Ordinary income	Tax-exempt income	Total distributions paid	Ordinary income	Tax-exempt income	Total distributions paid
Core Bond ETF	$5,407	$—	$5,407	$606 *	$—	$606 *
Core Plus Income ETF	52,266	—	52,266	49,339	—	49,339
International Bond ETF (USD-Hedged)	— †	—	— †
Municipal Income ETF	10,904	—	10,904	—	7,433	7,433
Municipal High-Income ETF	— †	—	— †
Short Duration Income ETF	9,584	—	9,584	11,350	—	11,350
Short Duration Municipal Income ETF	819	—	819	—	368 *	368 *
Ultra Short Income ETF	— †	—	— †
U.S. Multi-Sector Income ETF	18,930	—	18,930	11,122	—	11,122

*	For the period September 26, 2023, commencement of operations, through December 31, 2023.
†	For the period June 25, 2024, commencement of operations, through June 30, 2024.
7.  Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors, Inc.® ("AFD"), the principal underwriter of the fund’s’ shares. CRMC and AFD are considered related parties to the funds.
Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:
Fund	Annual rate
Core Bond ETF	0.27%
Core Plus Income ETF	0.34
International Bond ETF (USD-Hedged)	0.45
Municipal Income ETF	0.27
Municipal High-Income ETF	0.34
Short Duration Income ETF	0.25
Short Duration Municipal Income ETF	0.25
Ultra Short Income ETF	0.18
U.S. Multi-Sector Income ETF	0.39
Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.
Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.
Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and AFD. No affiliated officers or trustees received any compensation directly from any of the funds.

147	Capital Group Fixed Income ETF Trust

Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. None of the funds engaged in any such purchase or sale transactions with any related funds during the period ended June 30, 2024.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the period ended June 30, 2024.
8.  Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
9.  Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.
Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.

Capital Group Fixed Income ETF Trust	148

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Core Bond ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
$563,293	21,840	$—	—	$—	—	$563,293	21,840
For the period September 26, 2023*, through December 31, 2023
$93,345	3,660	$—	—	$—	—	$93,345	3,660
Core Plus Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
$993,596	44,460	$—	—	$—	—	$993,596	44,460
Year ended December 31, 2023
$1,082,435	48,600	$—	—	$—	—	$1,082,435	48,600
International Bond ETF (USD-Hedged)
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 25, 2024*, through June 30, 2024
$49,500	1,980	$—	—	$—	—	$49,500	1,980
Municipal Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
$275,958	10,260	$—	—	$—	—	$275,958	10,260
Year ended December 31, 2023
$430,271	16,380	$—	—	$(1,604)	(60)	$428,667	16,320
Municipal High-Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 25, 2024*, through June 30, 2024
$20,000	800	$—	—	$—	—	$20,000	800
Short Duration Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
$225,594	8,880	$—	—	$—	—	$225,594	8,880
Year ended December 31, 2023
$242,033	9,540	$—	—	$—	—	$242,033	9,540
Refer to the end of the tables for footnote.

149	Capital Group Fixed Income ETF Trust

Short Duration Municipal Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
$10,797	420	$—	—	$(3,088)	(120)	$7,709	300
For the period September 26, 2023*, through December 31, 2023
$45,214	1,800	$—	—	$—	—	$45,214	1,800
Ultra Short Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 25, 2024*, through June 30, 2024
$30,000	1,200	$—	—	$—	—	$30,000	1,200
U.S. Multi-Sector Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
$516,845	19,200	$—	—	$—	—	$516,845	19,200
Year ended December 31, 2023
$296,844	11,340	$—	—	$—	—	$296,844	11,340

*	Commencement of operations.

Capital Group Fixed Income ETF Trust	150

10.  Investment transactions

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the six months ended June 30, 2024 (dollars in thousands):
Fund	Purchases	Sales
Core Bond ETF	$341,310	$120,863
Core Plus Income ETF	1,001,096	829,686
International Bond ETF (USD-Hedged)	81,152	35,039
Municipal Income ETF	327,023	48,350
Municipal High-Income ETF	17,589	539
Short Duration Income ETF	242,931	100,852
Short Duration Municipal Income ETF	17,010	8,992
Ultra Short Income ETF	15,906	199
U.S. Multi-Sector Income ETF	326,721	138,467
The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the six months ended June 30, 2024 (dollars in thousands):
Fund	In-kind creations	In-kind redemptions
Core Bond ETF	$200,155	$—
Core Plus Income ETF	761,565	—
International Bond ETF (USD-Hedged)	—	—
Municipal Income ETF	1,007	—
Municipal High-Income ETF	—	—
Short Duration Income ETF	68,741	—
Short Duration Municipal Income ETF	990	2,693
Ultra Short Income ETF	16,558	—
U.S. Multi-Sector Income ETF	320,766	—
The following table presents additional information for each fund for the six months ended June 30, 2024 (dollars in thousands):
Fund	Non-U.S. taxes paid on interest income
Core Bond ETF	$—
Core Plus Income ETF	3
International Bond ETF (USD-Hedged)	4
Municipal Income ETF	—
Municipal High-Income ETF	—
Short Duration Income ETF	—
Short Duration Municipal Income ETF	—
Ultra Short Income ETF	—
U.S. Multi-Sector Income ETF	2

151	Capital Group Fixed Income ETF Trust

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Core Bond ETF
6/30/2024[3,4]	$26.38	$.63	$(.75 )	$(.12 )	$(.45 )	$—	$(.45 )	$25.81	(.46 )%[5]	$658	.27%[6]	4.96%[6]
12/31/2023[3,7]	25.00	.45	1.18	1.63	(.25 )	—	(.25 )	26.38	6.56 [5]	97	.27 [6]	6.77 [6]
Core Plus Income ETF
6/30/2024[3,4]	$22.66	$.79	$(.68 )	$.11	$(.55 )	$—	$(.55 )	$22.22	5.38%[5]	$2,522	.34%[6]	7.17%[6]
12/31/2023	22.23	1.55	.01	1.56	(1.13)	—	(1.13)	22.66	7.25	1,565.34		7.04
12/31/2022[3,8]	25.30	.83	(3.24)	(2.41)	(.66 )	—	(.66 )	22.23	(9.59)[5]	455	.34 [6]	4.24 [6]
International Bond ETF (USD-Hedged)
6/30/2024[3,4,9]	$25.00	$.01	$(.10 )	$(.09 )	$—	$—	$—	$24.91	(.36 )%[5]	$49	.45%[6]	3.26%[6]
Municipal Income ETF
6/30/2024[3,4]	$27.00	$.50	$(.21 )	$.29	$(.44 )	$—	$(.44 )	$26.85	1.08%[5]	$790	.27%[6]	3.78%[6]
12/31/2023	26.11	.98	.75	1.73	(.84 )	—	(.84 )	27.00	6.78	517.27		3.75
12/31/2022[3,10]	25.00	.17	1.07	1.24	(.13 )	—	(.13 )	26.11	4.92 [5]	74	.05 [5]	.67 [5]
Municipal High-Income ETF
6/30/2024[3,4,9]	$25.00	$.01	$.05	$.06	$—	$—	$—	$25.06	.16%[5]	$20	.34%[6]	3.66%[6]
Short Duration Income ETF
6/30/2024[3,4]	$25.41	$.90	$(.41 )	$.49	$(.54 )	$—	$(.54 )	$25.36	1.95%[5]	$557	.25%[6]	7.17%[6]
12/31/2023	25.27	1.37	(.10 )	1.27	(1.13)	—	(1.13)	25.41	5.14	332.25		5.45
12/31/2022[3,10]	25.00	.22	.21	.43	(.16 )	—	(.16 )	25.27	1.73 [5]	89	.05 [5]	.87 [5]
Short Duration Municipal Income ETF
6/30/2024[3,4]	$25.78	$.47	$(.11 )	$.36	$(.43 )	$—	$(.43 )	$25.71	1.40%[5]	$54	.25%[6]	3.67%[6]
12/31/2023[3,7]	25.00	.24	.76	1.00	(.22 )	—	(.22 )	25.78	4.00 [5]	46	.25 [6]	3.62 [6]
Ultra Short Income ETF
6/30/2024[3,4,9]	$25.00	$.02	$—	$.02	$—	$—	$—	$25.02	.08%[5]	$30	.18%[6]	5.12%[6]
U.S. Multi-Sector Income ETF
6/30/2024[3,4]	$26.91	$1.08	$(.29 )	$.79	$(.78 )	$—	$(.78 )	$26.92	2.99%[5]	$896	.39%[6]	8.10%[6]
12/31/2023	25.66	2.05	.78	2.83	(1.58)	—	(1.58)	26.91	11.39	379.39		7.91
12/31/2022[3,10]	25.00	.29	.62	.91	(.25 )	—	(.25 )	25.66	3.63 [5]	71	.07 [5]	1.13 [5]
Refer to the end of the tables for footnotes.

Capital Group Fixed Income ETF Trust	152

Financial highlights (continued)

Portfolio turnover rate excluding mortgage dollar roll transactions[11,12]	Six months ended June 30, 2024[3,4,5]	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Core Bond ETF	56%	13%[7]
Core Plus Income ETF	54	76	172 [8]
Short Duration Income ETF	26	56	1 [10]

Portfolio turnover rate including mortgage dollar roll transactions, if any[11,12]	Six months ended June 30, 2024[3,4,5]	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Core Bond ETF	264%	26%[7]
Core Plus Income ETF	276	581	446 [8]
International Bond ETF (USD-Hedged)	70 [9]
Municipal Income ETF	8	19	1 [10]
Municipal High-Income ETF	3 [9]
Short Duration Income ETF	109	203	55 [10]
Short Duration Municipal Income ETF	21	37 [7]
Ultra Short Income ETF	1 [9]
U.S. Multi-Sector Income ETF	23	43	6 [10]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	For the period September 26, 2023, commencement of operations, through December 31, 2023.
[8]	For the period February 22, 2022, commencement of operations, through December 31, 2022.
[9]	For the period June 25, 2024, commencement of operations, through June 30, 2024.
[10]	For the period October 25, 2022, commencement of operations, through December 31, 2022.
[11]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

153	Capital Group Fixed Income ETF Trust

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

Capital Group Fixed Income ETF Trust	154

Approval of Investment Advisory and Service Agreement

The trust’s board has approved the continuation of the trust’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through July 31, 2025. The board approved the agreement following the recommendation of the trust’s Contracts Committee (the “committee”), which is composed of all of the trust’s independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC in addition to information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative services provided by CRMC to each fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to each fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objective and strategy. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2023 while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment operations and results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds, noting that each fund has a unitary fee structure. They observed that each fund’s advisory fees and expenses generally compared favorably to those of other similar active exchange traded funds and institutional share classes for comparable open-end funds included in the applicable Lipper categories. The board and the committee also reviewed information regarding the effective advisory fees charged to other funds and accounts managed by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising each fund and the other clients. The board and the committee concluded that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by each fund.

155	Capital Group Fixed Income ETF Trust

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and other funds it sponsors, including fees for administrative services; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the fees paid to CRMC by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to its U.S. registered fund business, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the registered fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered that shareholders benefited from the unitary fee structure because expenses were limited. The board and the committee also considered the fact that increases in assets would not lead to fee decreases, even if economies of scale are achieved, because the unitary fee structure does not contain breakpoints. The board and the committee concluded that each fund’s contractual fee rate reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

Capital Group Fixed Income ETF Trust	156

Approval of Investment Advisory and Service Agreement

The board of Capital Group Fixed Income ETF Trust (the “board”), including a majority of its independent board members, has approved the addition of Capital Group International Bond ETF (USD-Hedged), Capital Group Municipal High-Income ETF and Capital Group Ultra Short Income ETF (each a “fund”) to its Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through July 31, 2025. The board determined in the exercise of its business judgment that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board took into account information prepared specifically in connection with their review of the agreement and information otherwise provided in the meeting material, as well as information previously provided to them in their capacity as board members of other investment companies managed by CRMC, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets will be managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative services to be provided by CRMC to each fund under the agreement and other agreements. The board considered the risks assumed by CRMC in providing services to each fund, including operational, business, financial, reputational, regulatory and litigation risks. The board concluded that the nature, extent and quality of the services to be provided by CRMC should benefit each fund and its shareholders.
2. Investment results
The board considered the manner in which CRMC proposed to manage each fund in light of its objective and strategy. They also considered the proposed investment policies and restrictions on each fund, and CRMC’s experience in managing similar strategies. On the basis of this evaluation and the board’s plan to undertake ongoing review of investment operations and results, the board concluded that CRMC’s management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board reviewed the proposed unitary fee structure and considered that CRMC would be, with certain exceptions, responsible for the operating expenses of each fund. The board considered the contractual fee rate that will be paid by each fund to CRMC and compared the estimated expense ratio of each fund to the expense ratios of other relevant funds. The board concluded that the proposed contractual fee rate was fair and reasonable in relation to the services that CRMC proposed to provide, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders would likely receive reasonable value in return for the fees paid to CRMC by each fund.
4. Ancillary benefits
The board considered a variety of other benefits that CRMC and its affiliates could receive as a result of CRMC’s proposed relationship with each fund and other funds it sponsors, including fees for administrative services and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board considered CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed to each fund by CRMC. The board took these ancillary benefits into account in evaluating the reasonableness of the fees payable to CRMC by each fund under the agreement.

157	Capital Group Fixed Income ETF Trust

5. Adviser financial information
The board considered CRMC’s commitment to providing to each fund the necessary resources, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. The board noted the competitiveness and cyclicality of both the registered fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board further considered that shareholders would benefit from the unitary fee structure because expenses would be limited even when each fund was new and not achieving economies of scale. The board also considered the fact that increases in assets would not lead to fee decreases, even if economies of scale are achieved, because the unitary fee structure does not contain breakpoints, and that they would have the opportunity to further review the appropriateness of the fees payable to CRMC under the agreement experienced in the future. The board concluded that each fund’s proposed contractual fee rate reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

Capital Group Fixed Income ETF Trust	158

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Fixed Income ETF Trust

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: August 30, 2024

By   /s/ Troy S. Tanner

Troy S. Tanner, Treasurer and

Principal Financial Officer

Date: August 30, 2024